As filed with the Securities and Exchange Commission on January 28, 2008
================================================================================
                                            1933 Act Registration No. 333-143964
                                             1940 Act Registration No. 811-21944


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 5                                               [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 8                                                              [X]

                       FIRST TRUST EXCHANGE-TRADED FUND II
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
               (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 241-4141

                        W. Scott Jardine, Esq., Secretary
                       First Trust Exchange-Traded Fund II
                            First Trust Advisors L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                             Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 5

         This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

         The Facing Sheet

         Part A - Prospectus for First Trust DJ STOXX(R) Select Dividend 30
                  Index Fund and First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund

         Part B - Statement of Additional Information for First Trust DJ
                  STOXX(R) Select Dividend 30 Index Fund and First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund

         Part C - Other Information

         Signatures

         Index to Exhibits

         Exhibits

[LOGO OMITTED]    FIRST TRUST                         FIRST TRUST
                  ADVISORS L.P.                       EXCHANGE-TRADED FUND II
-------------------------------------------------------------------------------




        First Trust DJ STOXX(R) Select
        Dividend 30 Index Fund

        First Trust FTSE EPRA/NAREIT Global
        Real Estate Index Fund





January 28, 2008



Front Cover





                                  [BLANK PAGE]

              First Trust DJ STOXX(R) Select Dividend 30 Index Fund First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund

                                   PROSPECTUS

                                January 28, 2008

Each of First Trust DJ STOXX(R) Select Dividend 30 Index Fund and First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund (each, a "Fund," and together, the "Funds") is a series of a registered management investment company that is offering its shares (the "Shares") through this Prospectus.

Each Fund lists and trades its Shares on the American Stock Exchange LLC (the "AMEX") at market prices that may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks consisting of 100,000 Shares called a "Creation Unit." Each Fund's Creation Units are issued and redeemed for securities, cash or both securities and cash.

EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUND.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        NOT FDIC INSURED. MAY LOSE VALUE.

                               NO BANK GUARANTEE.

                                Table of Contents

Introduction................................................................  3
Who Should Invest in the Funds..............................................  3
First Trust DJ STOXX(R) Select Dividend 30 Index Fund Investment
      Objective, Strategies and Risks.......................................  3
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund Investment
      Objective, Strategies and Risks.......................................  9
Additional Investment Strategies............................................ 17
Additional Risks of Investing in the Funds.................................. 17
Fund Organization........................................................... 18
Management of the Funds..................................................... 19
How to Buy and Sell Shares.................................................. 20
Creations, Redemptions and Transaction Fees................................. 22
Dividends, Distributions and Taxes.......................................... 24
Federal Tax Matters......................................................... 25
Distribution Plan........................................................... 27
Net Asset Value............................................................. 28
Fund Service Providers...................................................... 29
Intra-Day Portfolio Calculator.............................................. 29
Index Providers............................................................. 29
Disclaimers................................................................. 30
Additional Index Information................................................ 31
Real Estate Investment Trusts............................................... 37
Premium/Discount Information................................................ 37
Total Return Information.................................................... 38
Financial Highlights........................................................ 40
Other Information........................................................... 41

                                 Introduction--
              First Trust DJ STOXX(R) Select Dividend 30 Index Fund
           First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund

Each Fund is a series of the First Trust Exchange-Traded Fund II (the "Trust"), an investment company and an exchange-traded "index fund." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before each Fund's fees and expenses) of such Fund's corresponding equity index. First Trust Advisors L.P. ("First Trust") is the investment adviser for the Funds.


                         Who Should Invest in the Funds

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in the applicable Index (each Fund's corresponding equity index is referred to herein as the "Index," and together, as the "Indices"). The Funds may be suitable for long-term investment in the markets represented by the applicable Index and may also be used as an asset allocation tool or as a speculative trading instrument.


              First Trust DJ STOXX(R) Select Dividend 30 Index Fund
                   Investment Objective, Strategies and Risks

INVESTMENT OBJECTIVE
The First Trust DJ STOXX(R) Select Dividend 30 Index Fund (the "Select Dividend 30 Index Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones STOXX(R) Select Dividend 30 Index (Symbol: SD3L) (the "Select Dividend 30 Index").

EXCHANGE-LISTED
The Shares are listed and trade on the AMEX under the ticker symbol "FDD."

PRINCIPAL INVESTMENT STRATEGIES
The Select Dividend 30 Index Fund will normally invest at least 90% of its assets in non-U.S. common stocks that comprise the Select Dividend 30 Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs"), New York shares or global shares (collectively "Depositary Receipts") representing securities in the Index. The Select Dividend 30 Index Fund may invest the remainder of its assets in securities not included in the Select Dividend 30 Index, but which First Trust believes will help the Select Dividend 30 Index Fund track the Select Dividend 30 Index. First Trust will seek to match the performance of the Select Dividend 30 Index (before the Fund's fees and expenses). The investment objective and the 90% investment strategy are non-fundamental policies of the Select Dividend 30 Index Fund and require 60 days' prior written notice to shareholders before they can be changed. The Board of Trustees of the Trust can change such non-fundamental policies without receiving shareholder approval.

The Select Dividend 30 Index Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Select Dividend 30 Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Select Dividend 30 Index Fund's performance and the performance of the Select Dividend 30 Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Select Dividend 30 Index Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Select Dividend 30 Index Fund's investment objective, the Select Dividend 30 Index Fund generally will invest in all of the securities (including applicable Depositary Receipts) comprising the Select Dividend 30 Index in proportion to their weightings in the Select Dividend 30 Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Select Dividend 30 Index Fund may purchase a sample of securities (or applicable Depositary Receipts) in the Select Dividend 30 Index. There may also be instances in which First Trust may choose to overweight or underweight certain securities, purchase securities not in the Select Dividend 30 Index which First Trust believes are appropriate to substitute for certain securities in the Select Dividend 30 Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Select Dividend 30 Index. The Select Dividend 30 Index Fund may sell securities (or applicable Depositary Receipts) in anticipation of their removal from the Select Dividend 30 Index or purchase securities (or applicable Depositary Receipts) not represented in the Select Dividend 30 Index in anticipation of their addition to the Select Dividend 30 Index.

INDEX CONSTRUCTION
The Select Dividend 30 Index consists of 30 high dividend-yielding securities selected from the Dow Jones STOXX(R) 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company). The Dow Jones STOXX(R) 600 Index covers 18 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Select Dividend 30 Index is compiled and maintained by STOXX Limited ("STOXX" or the "STOXX Index Provider"). Only dividend-paying companies in the Dow Jones STOXX(R) 600 Index (including secondary lines of those companies) are considered for inclusion in the Select Dividend 30 Index. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less.

The Select Dividend 30 Index was developed with a base value of 1000.00 as of December 31, 1998. The inception date of the Select Dividend 30 Index was April 13, 2005. The Select Dividend 30 Index is rebalanced and reconstituted annually in March. The Select Dividend 30 Index Fund will make changes to its portfolio holdings when changes are made by the STOXX Index Provider in the composition of the Select Dividend 30 Index.

See "Additional Index Information--Select Dividend 30 Index Methodology" for additional information regarding the Select Dividend 30 Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk is inherent in all investing. The Shares of the Select Dividend 30 Index Fund will change in value, and loss of money is a risk of investing in the Select Dividend 30 Index Fund. The Select Dividend 30 Index Fund may not achieve its objective. An investment in the Select Dividend 30 Index Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Select Dividend 30 Index Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Select Dividend 30 Index Fund.

MARKET RISK. One of the principal risks of investing in the Select Dividend 30 Index Fund is market risk. Market risk is the risk that a particular security owned by the Select Dividend 30 Index Fund, the Shares of the Select Dividend 30 Index Fund or securities in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NON-U.S. SECURITIES RISK. The Select Dividend 30 Index Fund invests in securities of non-U.S. issuers, including, but not limited to, securities issued by companies headquartered in Europe. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. Some of these risks may include, but are not limited to, the following:
(i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Select Dividend 30 Index Fund's investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make distribution payments to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Select Dividend 30 Index Fund's return. These risks may be more pronounced to the extent that the Select Dividend 30 Index Fund invests a significant amount of its assets in companies located in one country.

INDEX TRACKING RISK. It is anticipated that the value of the Shares of the Select Dividend 30 Index Fund will decline, more or less, in correlation with any decline in the value of the Select Dividend 30 Index.

NON-CORRELATION RISK. The Select Dividend 30 Index Fund's return may not match the return of the Select Dividend 30 Index for a number of reasons. For example, the Select Dividend 30 Index Fund incurs operating expenses not applicable to the Select Dividend 30 Index, and may incur costs in buying and selling securities, especially when rebalancing the Select Dividend 30 Index Fund's portfolio holdings to reflect changes in the composition of the Select Dividend 30 Index. In addition, the Select Dividend 30 Index Fund's portfolio holdings may not exactly replicate the securities included in the Select Dividend 30 Index or the ratios between the securities included in the Select Dividend 30 Index.

The Select Dividend 30 Index Fund may not be fully invested at times, either as a result of cash flows into the Select Dividend 30 Index Fund or reserves of cash held by the Select Dividend 30 Index Fund to meet redemptions and expenses. If the Select Dividend 30 Index Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Select Dividend 30 Index, as would be the case if it purchased all of the stocks in the Select Dividend 30 Index with the same weightings as the Select Dividend 30 Index. While First Trust seeks to have a correlation of
0.95 or better, before fees and expenses, between the Select Dividend 30 Index Fund's performance and the performance of the Select Dividend 30 Index, there can be no assurance that the Select Dividend 30 Index Fund will be able to achieve such a correlation. Accordingly, the Select Dividend 30 Index Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Select Dividend 30 Index.

REPLICATION MANAGEMENT RISK. The Select Dividend 30 Index Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Select Dividend 30 Index. As a result of this policy, securities held by the Select Dividend 30 Index Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result of this policy, the Select Dividend 30 Index Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Select Dividend 30 Index.

INTELLECTUAL PROPERTY RISK. The Select Dividend 30 Index Fund relies on a license and related sublicense that permits the Select Dividend 30 Index Fund to use the STOXX Index Provider's Select Dividend 30 Index and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Select Dividend 30 Index Fund. Such license may be terminated by the STOXX Index Provider, and as a result, the Select Dividend 30 Index Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the STOXX Index Provider has all rights to license the Intellectual Property to First Trust, on behalf of the Select Dividend 30 Index Fund. Accordingly, in the event the license is terminated or the STOXX Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Select Dividend 30 Index Fund.

ISSUER SPECIFIC CHANGES RISK. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

PASSIVE INVESTMENT RISK. The Select Dividend 30 Index Fund is not actively managed. The Select Dividend 30 Index Fund may be affected by a general decline in certain market segments relating to the Select Dividend 30 Index. The Select Dividend 30 Index Fund invests in securities included in or representative of its Index regardless of their investment merit. The Select Dividend 30 Index Fund generally will not attempt to take defensive positions in declining markets.

CONCENTRATION RISK. The Select Dividend 30 Index Fund will be concentrated in the securities of a given industry if the Select Dividend 30 Index is concentrated in such industry. A concentration makes the Select Dividend 30 Index Fund more susceptible to any single occurrence affecting the industry and may subject the Select Dividend 30 Index Fund to greater market risk than more diversified funds.

EUROPEAN ISSUER RISK. The Select Dividend 30 Index Fund invests in securities issued by companies headquartered in Europe. The Select Dividend 30 Index Fund is therefore subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank.

In addition, European corporations, and other entities with significant markets or operations in Europe (whether or not in the participating countries), face strategic challenges as these entities adapt to, and continue to operate under, a single transnational currency. The Euro conversion may have a material impact on revenues, expenses or income from operations; increase competition due to the increased price transparency of EU markets; affect issuers' currency exchange rate risk and derivatives exposure; disrupt current contracts; cause issuers to increase spending on information technology updates required for the conversion; and result in potential adverse tax consequences.

The Select Dividend 30 Index Fund has a significant portion of its investment in securities issued by companies headquartered in the United Kingdom. The Select Dividend 30 Index Fund may therefore be more susceptible to adverse economic, political or social occurrences in the United Kingdom and may subject the Select Dividend 30 Index Fund to greater risk than funds that are not significantly invested in issuers headquartered in the United Kingdom.

CURRENCY RISK. Because the Select Dividend 30 Index Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Select Dividend 30 Index Fund's holdings goes up.

NON-DIVERSIFICATION RISK. The Select Dividend 30 Index Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Select Dividend 30 Index Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Select Dividend 30 Index Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Select Dividend 30 Index Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

DEPOSITARY RECEIPTS RISK. The Select Dividend 30 Index Fund may hold securities of certain non-U.S. companies in the form of Depositary Receipts. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued by a European bank or trust company evidencing ownership of securities issued by a foreign corporation. New York shares are typically issued by a company incorporated in the Netherlands and represent a direct interest in the company. Unlike traditional depositary receipts, New York share programs do not involve custody of the Dutch shares of the company. GDRs are receipts issued throughout the world that evidence a similar arrangement. ADRs, EDRs and GDRs may trade in foreign currencies that differ from the currency in which the underlying security for each ADR, EDR or GDR principally trades. Global shares are the actual (ordinary) shares of a non-U.S. company which trade both in the home market and the United States. Generally, ADRs and New York shares, in registered form, are designed for use in the U.S. securities markets. EDRs, in registered form, are used to access European markets. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world. Global shares are represented by the same share certificate in the United States and the home market. Separate registrars in the United States and the home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. registrar. Global shares may also be eligible to list on exchanges in addition to the United States and home country. The Select Dividend 30 Index Fund may hold unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

SMALL CAP AND MID CAP COMPANY RISK. The Select Dividend 30 Index Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

PASSIVE FOREIGN INVESTMENT COMPANIES RISK. The Select Dividend 30 Index Fund may invest in companies that are considered to be "passive foreign investment companies" ("PFICs"), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income. Therefore, the Select Dividend 30 Index Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is distributed to its shareholders in a timely manner. The Select Dividend 30 Index Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

           First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund
                   Investment Objective, Strategies and Risks

INVESTMENT OBJECTIVE
The First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund (the "Global Real Estate Index Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Global Real Estate Index (Symbol: UNGL) (the "Global Real Estate Index").

EXCHANGE-LISTED
The Shares are listed and trade on the AMEX under the ticker symbol "FFR."

PRINCIPAL INVESTMENT STRATEGIES
The Global Real Estate Index Fund will normally invest at least 90% of its assets in common stocks that comprise the Global Real Estate Index or in Depositary Receipts representing securities in the Global Real Estate Index. The Global Real Estate Index Fund may invest the remainder of its assets in securities not included in the Global Real Estate Index, but which First Trust believes will help the Global Real Estate Index Fund track the Global Real Estate Index. As described below, First Trust uses a representative sampling indexing strategy to pursue the Global Real Estate Index Fund's investment objective. The investment objective and the 90% investment strategy are non-fundamental policies of the Global Real Estate Index Fund and require 60 days' prior written notice to shareholders before they can be changed. The Board of Trustees of the Trust can change such non-fundamental policies without receiving shareholder approval.

The Global Real Estate Index Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Global Real Estate Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Global Real Estate Index Fund's performance and the performance of the Global Real Estate Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Global Real Estate Index Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Global Real Estate Index Fund's investment objective, First Trust will use a representative sampling indexing strategy. Representative sampling is investing in a representative sample of securities in the Global Real Estate Index which has a similar investment profile as the Global Real Estate Index. The securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Global Real Estate Index. As a result of representative sampling, the Global Real Estate Index Fund may not hold all of the securities (or applicable Depositary Receipts) that are included in the Global Real Estate Index. There may also be instances in which First Trust may choose to overweight or underweight certain securities, purchase securities not in the Global Real Estate Index which First Trust believes are appropriate to substitute for certain securities in the Global Real Estate Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Global Real Estate Index. The Global Real Estate Index Fund may sell securities (or applicable Depositary Receipts) in anticipation of their removal from the Global Real Estate Index or purchase securities (or applicable Depositary Receipts) not represented in the Global Real Estate Index in anticipation of their addition to the Global Real Estate Index. Notwithstanding the foregoing, in pursuit of the Global Real Estate Index Fund's investment objective, First Trust may invest in all of the securities included in the Global Real Estate Index in proportion to their weightings in the Global Real Estate Index.

INDEX CONSTRUCTION
The Global Real Estate Index is compiled and maintained by FTSE International Limited ("FTSE" or the "FTSE Index Provider"). The Global Real Estate Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or real estate investment trusts ("REITs") in North America, Europe and Asia. As of December 31, 2007, the Global Real Estate Index was comprised of 295 real estate companies domiciled in 22 different countries. The Global Real Estate Index is comprised of the FTSE EPRA/NAREIT North America Series, the FTSE EPRA/NAREIT Europe Series and the FTSE EPRA/NAREIT Asia Series. The Global Real Estate Index was developed with a base value of 1000.00 as of December 31, 1999. The inception date of the Global Real Estate Index was December 31, 1999. Prior to February 21, 2005, the Global Real Estate Index was named the EPRA/NAREIT Global Real Estate Index. The Global Real Estate Index is rebalanced and reconstituted quarterly in March, June, September and December. The Global Real Estate Index Fund will make changes to its portfolio holdings when changes are made by FTSE in the composition of the Global Real Estate Index.

The Global Real Estate Index is designed to measure the stock performance of companies engaged in specific real estate activities in the North American, European and Asian real estate markets. Specific real estate activities include the ownership, trading and development of income-producing real estate. As of December 31, 2007, the companies represented in the Global Real Estate Index were invested in properties which were involved in the following categories of real estate activities:

                       Diversified                       40.1%
                       Retail                            21.9%
                       Office                            13.6%
                       Residential                        8.3%
                       Industrial                         5.8%
                       Health Care                        3.7%
                       Lodging/Resorts                    3.0%
                       Self Storage                       1.6%
                       Specialty                          1.1%
                       Industrial/Office Mixed Use        0.9%

The global real estate market is defined as:

     NORTH AMERICA: Canada and United States;

     EUROPE: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Luxembourg, Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland and United Kingdom (including Channel Islands); and

     ASIA: Australia, Hong Kong, Japan, New Zealand, South Korea and Singapore.

Stocks are normally classified by the country where the company is incorporated and listed at the time of the company's listing. If a company is incorporated in a developed country, and solely listed in another developed country, FTSE will normally allocate the company to the country of listing. The Global Real Estate Index includes only real estate securities that are traded in one of the countries listed above. As of December 31, 2007, the companies in the Global Real Estate Index were classified in the following geographic regions: 38.1% in North America, 18.8% in Europe and 43.1% in Asia.

See "Additional Index Information--Global Real Estate Index Methodology" for additional information regarding the Global Real Estate Index. See "Real Estate Investment Trusts" for additional information regarding REITs.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk is inherent in all investing. The Shares of the Global Real Estate Index Fund will change in value, and loss of money is a risk of investing in the Global Real Estate Index Fund. The Global Real Estate Index Fund may not achieve its objective. An investment in the Global Real Estate Index Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Global Real Estate Index Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Global Real Estate Index Fund.

MARKET RISK. One of the principal risks of investing in the Global Real Estate Index Fund is market risk. Market risk is the risk that a particular security owned by the Global Real Estate Index Fund, the Shares of the Global Real Estate Index Fund or securities in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NON-U.S. SECURITIES RISK. The Global Real Estate Index Fund invests in securities of non-U.S. issuers including, but not limited to, securities issued by companies headquartered in Europe and Asia. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. Some of these risks may include, but are not limited to, the following: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Global Real Estate Index Fund's investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make distribution payments to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Global Real Estate Index Fund's return. These risks may be more pronounced to the extent that the Global Real Estate Index Fund invests a significant amount of its assets in companies located in one country.

INDEX TRACKING RISK. It is anticipated that the value of the Shares of the Global Real Estate Index Fund will decline, more or less, in correlation with any decline in the value of the Global Real Estate Index.

NON-CORRELATION RISK. The Global Real Estate Index Fund's return may not match the return of the Global Real Estate Index for a number of reasons. For example, the Global Real Estate Index Fund incurs operating expenses not applicable to the Global Real Estate Index, and may incur costs in buying and selling securities, especially when rebalancing the Global Real Estate Index Fund's portfolio holdings to reflect changes in the composition of the Global Real Estate Index. In addition, the Global Real Estate Index Fund's portfolio holdings may not exactly replicate the securities included in the Global Real Estate Index or the ratios between the securities included in the Global Real Estate Index.

The Global Real Estate Index Fund may not be fully invested at times, either as a result of cash flows into the Global Real Estate Index Fund or reserves of cash held by the Global Real Estate Index Fund to meet redemptions and expenses. Because the Global Real Estate Index Fund utilizes a representative sampling strategy or may invest in futures or other derivative positions, its return may not correlate as well with the return of the Global Real Estate Index, as would be the case if it purchased all of the stocks in the Global Real Estate Index with the same weightings as the Global Real Estate Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the Global Real Estate Index Fund's performance and the performance of the Global Real Estate Index, there can be no assurance that the Global Real Estate Index Fund will be able to achieve such a correlation. Accordingly, the Global Real Estate Index Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Global Real Estate Index.

REPLICATION MANAGEMENT RISK. The Global Real Estate Index Fund is also exposed to additional market risk due to its policy of attempting to match the performance of the Global Real Estate Index. As a result of this policy, securities held by the Global Real Estate Index Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result of this policy, the Global Real Estate Index Fund may not sell a stock because the stock's issuer is in financial trouble.

INTELLECTUAL PROPERTY RISK. The Global Real Estate Index Fund relies on a license and related sublicense that permits the Global Real Estate Index Fund to use the FTSE Index Provider's Global Real Estate Index and Intellectual Property in connection with the name and investment strategies of the Global Real Estate Index Fund. Such license may be terminated by the FTSE Index Provider, and as a result, the Global Real Estate Index Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the FTSE Index Provider has all rights to license the Intellectual Property to First Trust, on behalf of the Global Real Estate Index Fund. Accordingly, in the event the license is terminated or the FTSE Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Global Real Estate Index Fund.

ISSUER SPECIFIC CHANGES RISK. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

PASSIVE INVESTMENT RISK. The Global Real Estate Index Fund is not actively managed. The Global Real Estate Index Fund may be affected by a general decline in certain market segments relating to the Global Real Estate Index. The Global Real Estate Index Fund invests in securities included in or representative of its Index regardless of their investment merit. The Global Real Estate Index Fund generally will not attempt to take defensive positions in declining markets.

CONCENTRATION RISK. The Global Real Estate Index Fund will be concentrated in the securities of a given industry if the Global Real Estate Index is concentrated in such industry. A concentration makes the Global Real Estate Index Fund more susceptible to any single occurrence affecting the industry and may subject the Global Real Estate Index Fund to greater market risk than more diversified funds.

EUROPEAN ISSUER RISK. The Global Real Estate Index Fund invests in securities issued by companies headquartered in Europe. The Global Real Estate Index Fund is therefore subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the EU, and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank.

In addition, European corporations, and other entities with significant markets or operations in Europe (whether or not in the participating countries), face strategic challenges as these entities adapt to a single transnational currency. The Euro conversion may have a material impact on revenues, expenses or income from operations; increase competition due to the increased price transparency of EU markets; affect issuers' currency exchange rate risk and derivatives exposure; disrupt current contracts; cause issuers to increase spending on information technology updates required for the conversion; and result in potential adverse tax consequences.

ASIAN ISSUER RISK. The Global Real Estate Index Fund invests in securities issued by companies headquartered in Asia. The Global Real Estate Index Fund is therefore subject to certain risks associated specifically with Asia. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Tokyo stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable because of their large share portfolios. Japanese banks have been left with large numbers of non-performing loans. The Japanese economy labors under a heavy government budget deficit and historically low interest rates. As a result of these factors, several high-profile bankruptcies of Japanese banks, brokerage firms and insurance companies have occurred.

CURRENCY RISK. Because the Global Real Estate Index Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Global Real Estate Index Fund's holdings goes up.

NON-DIVERSIFICATION RISK. The Global Real Estate Index Fund is classified as "non-diversified" under the 1940 Act. As a result, the Global Real Estate Index Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Global Real Estate Index Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Global Real Estate Index Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

REAL ESTATE INVESTMENT RISK. The Global Real Estate Index Fund invests in companies in the real estate industry, including REITs. Therefore, the Global Real Estate Index Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a REIT's market, changes in interest rates and environmental problems.

REIT INVESTMENT RISK. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

INTEREST RATE RISK. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Global Real Estate Index Fund will generally decline when investors anticipate or experience rising interest rates.

SUBPRIME MORTGAGE RISK. The Global Real Estate Index Fund may invest in real estate companies that may be affected by the downturn in the subprime mortgage lending market in the United States. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. The downturn in the subprime mortgage lending market may have far-reaching consequences into many aspects and geographic regions of the real estate business, and consequently, the value of the Global Real Estate Index Fund may decline in response to such developments.

DEPOSITARY RECEIPTS RISK. The Global Real Estate Index Fund may hold securities of certain non-U.S. and non-Canadian companies in the form of Depositary Receipts. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued by a European bank or trust company evidencing ownership of securities issued by a foreign corporation. New York shares are typically issued by a company incorporated in the Netherlands and represent a direct interest in the company. Unlike traditional depositary receipts, New York share programs do not involve custody of the Dutch shares of the company. GDRs are receipts issued throughout the world that evidence a similar arrangement. ADRs, EDRs and GDRs trade in foreign currencies that differ from the currency the underlying security for each ADR, EDR or GDR principally trades in. Global shares are the actual (ordinary) shares of a non-U.S. company which trade both in the home market and the United States. Generally, ADRs and New York shares, in registered form, are designed for use in the U.S. securities markets. EDRs, in registered form, are used to access European markets. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world. Global shares are represented by the same share certificate in the United States and the home market. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar. Global shares may also be eligible to list on exchanges in addition to the United States and home country. The Global Real Estate Index Fund may hold unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

SMALL CAP AND MID CAP COMPANY RISK. The Global Real Estate Index Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

PASSIVE FOREIGN INVESTMENT COMPANIES RISK. The Global Real Estate Index Fund invests in companies that are considered to be PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income. Therefore, the Global Real Estate Index Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is distributed to its shareholders in a timely manner. The Global Real Estate Index Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

HOW THE FUNDS HAVE PERFORMED
The Funds have not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. However, see "Total Return Information" for performance information regarding the Funds.

WHAT ARE THE COSTS OF INVESTING?
The following table describes the estimated fees and expenses you may pay when you buy or sell Creation Units of each Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

                                                                      SELECT            GLOBAL
                                                                    DIVIDEND 30       REAL ESTATE
                                                                    INDEX FUND        INDEX FUND

SHAREHOLDER FEES (PAID DIRECTLY BY AUTHORIZED PARTICIPANTS)
Sales charges (loads)                                                  None              None
Transaction fee per order(1)                                           $500             $4,000
ANNUAL FUND OPERATING EXPENSES(2)
   (Expenses that are deducted from the Fund's assets)
      Management Fees                                                  0.40%             0.40%
      Distribution and Service (12b-1) Fees(3)                         0.00%             0.00%
      Other Expenses(4)                                                7.24%             3.77%
      Total Annual Fund Operating Expenses                             7.64%             4.17%
      Fee Waivers and Expense Reimbursement(5)                         7.04%             3.57%
Total Net Annual Fund Operating Expenses                               0.60%             0.60%

EXAMPLE
This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of each of the Funds or customary brokerage commissions that you pay when purchasing or selling Shares of each the Funds in the secondary market.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

  FUND                                         1 YEAR          3 YEARS
  SELECT DIVIDEND 30 INDEX FUND                 $61            $1,032
  GLOBAL REAL ESTATE INDEX FUND                 $61             $641

Page 15


----------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay to the transfer agent, as applicable, a creation or redemption transaction fee, of $500 for the Select Dividend 30 Index Fund and $4,000 for the Global Real Estate Index Fund. Such fees may be adjusted from time to time based on the composition of the securities included in a Fund's portfolio and the countries in which the transactions are settled. See "Creation Transaction Fees and Redemption Transaction Fees" below.
(2)  Expressed as a percentage of average daily net assets.
(3) Each Fund has adopted a distribution and service (12b-1) plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by each Fund and pursuant to a contractual arrangement, neither Fund will pay 12b-1 fees any time before April 30, 2009.
(4)  Other Expenses are based on estimated expenses for the current fiscal year.
(5) First Trust has agreed to waive fees and/or pay each Fund's expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year, at least until August 30, 2009. Expenses borne by First Trust are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund at any time if it would result in such Fund's expenses exceeding 0.60% of average daily net assets per year.


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Funds issue and redeem Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units, called "Authorized Participants" ("APs"), can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a Creation Transaction Fee (as defined below) that is currently $500 for the Select Dividend 30 Index Fund and $4,000 for the Global Real Estate Index Fund, for each purchase transaction, regardless of the number of Creation Units involved. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as a Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. The value of a Creation Unit as of the first creation of such Creation Unit was approximately $3,000,000 for the Select Dividend 30 Index Fund and $5,000,000 for the Global Real Estate Index Fund. An AP who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Transaction Fee (as defined below) that is currently $500 for the Select Dividend 30 Index Fund and $4,000 for the Global Real Estate Index Fund, for each redemption transaction, regardless of the number of Creation Units involved. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as a Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $3,000,000 for the Select Dividend 30 Index Fund and $5,000,000 for the Global Real Estate Index Fund, and a 5% return each year, assuming that a Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated:

  FUND                                        1 YEAR           3 YEARS
  SELECT DIVIDEND 30 INDEX FUND               $19,396         $310,712
  GLOBAL REAL ESTATE INDEX FUND               $38,660         $328,413

The Creation Transaction Fee and Redemption Transaction Fee are not expenses of a Fund and do not impact a Fund's expense ratio.


                        Additional Investment Strategies

Each of the policies described herein is a non-fundamental policy of each Fund that may be changed by the Board of Trustees of the Trust without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Objective and Policies."

EQUITY SECURITIES
The Select Dividend 30 Index Fund invests primarily in equity securities of non-U.S. issuers and the Global Real Estate Index Fund invests primarily in equity securities of U.S. and non-U.S. issuers. Eligible equity securities include common stocks and warrants to purchase common stocks. In addition, the Funds may invest in Depositary Receipts that represent non-U.S. common stocks deposited with a custodian.

SHORT-TERM INVESTMENTS
The Funds may invest in cash equivalents or other short-term investments, including U.S. government securities, commercial paper, repurchase agreements, money-market funds or similar fixed-income securities with remaining maturities of one year or less. For more information on short-term investments, see the SAI.

FUTURES AND OPTIONS
The Funds may use various investment strategies designed to hedge against changes in the values of securities the Funds own or expect to purchase or to hedge against interest rate or currency exchange rate changes. The instruments used to implement these strategies include financial futures contracts, options, forward contracts, options on financial futures and stock index options.

DELAYED DELIVERY SECURITIES
The Funds may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the securities to be purchased may decline before the settlement date.

DISCLOSURE OF PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is included in the Funds' SAI.


                   Additional Risks of Investing in the Funds

Risk is inherent in all investing. Investing in a Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that each Fund will meet its stated objective. Before you invest, you should consider the following risks.

TRADING ISSUES
Although Shares of each Fund are listed for trading on the AMEX, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

FLUCTUATION OF NET ASSET VALUE
The NAV of Shares of each Fund will generally fluctuate with changes in the market value of each Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on the AMEX. First Trust cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Funds trading individually or in the aggregate at any point in time. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), First Trust believes that large discounts or premiums to the NAV of Shares should not be sustained.

INFLATION
Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INVESTMENT STRATEGY
Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in each Fund's corresponding Index. As a result of this policy, securities held by a Fund will generally not be bought or sold in response to market fluctuations. This policy may subject investors to greater market risk than other mutual funds.


                                Fund Organization

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board of Trustees (the "Board") is responsible for its overall management and direction. The Board elects the Trust's officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.

                             Management of the Funds

First Trust Advisors L.P. ("First Trust"), 1001 Warrenville Road, Lisle, Illinois 60532, is the investment adviser to the Funds. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and certain other services necessary for the management of the portfolios.

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board of Trustees of the Trust.

First Trust serves as adviser or sub-adviser for 25 mutual fund portfolios, 36 exchange-traded fund portfolios and 14 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), 1001 Warrenville Road, Lisle, Illinois 60532. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the Shares of each Fund.

There is no one individual primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of a committee (the "Investment Committee"). The Investment Committee consists of Daniel J. Lindquist, Robert F. Carey, Jon C. Erickson, David G. McGarel, Roger F. Testin and Stan Ueland. Mr. Lindquist rejoined First Trust as a Vice President in April 2004 after serving as Chief Operating Officer of Mina Capital Management LLC from January 2004 to April 2004 and Samaritan Asset Management Services, Inc. from April 2000 to January 2004 and has been a Senior Vice President of First Trust and FTP since September 2005. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of each Fund's investment strategies. Mr. Carey is the Chief Investment Officer and a Senior Vice President of First Trust and a Senior Vice President of FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the other members of the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. Mr. McGarel is a Senior Vice President of First Trust and FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies. Since November 2003, Mr. Testin is a Senior Vice President of First Trust and FTP. From August 2001 to November 2003, Mr. Testin was a Vice President of First Trust and FTP. Prior to joining First Trust, Mr. Testin was an analyst for Dolan Capital Management. Mr. Testin has been the head of First Trust's Portfolio Management Group. Mr. Ueland has been a Vice President of First Trust and FTP since August 2005. At First Trust, he plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust. Before joining First Trust, Mr. Ueland was Vice President of sales at BondWave LLC from May 2004 through August 2005, an account executive for Mina Capital Management LLC and Samaritan Asset Management Services, Inc. from January 2003 through May 2004, and a sales consultant at Oracle Corporation from January 1997 through January 2003. For additional information concerning First Trust, including a description of the services provided to the Funds, see the Funds' SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of Shares of the Funds.

The table below sets forth the annual management fee that First Trust may receive from each Fund. Due to expense reimbursements, neither Fund paid a management fee for the period ended September 30, 2007. A discussion regarding the Board's approval of the Investment Management Agreement is available in the Funds' Annual Report to Shareholders for the period ended September 30, 2007.

    FUND                                        ANNUAL MANAGEMENT FEE
    Select Dividend 30 Index Fund         0.40% of average daily net assets
    Global Real Estate Index Fund         0.40% of average daily net assets

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, paying for its sublicensing fees related to each Fund's corresponding Index, any distribution fees or expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year, at least until August 30, 2009. Expenses borne by First Trust are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund at any time if it would result in such Fund's expenses exceeding 0.60% of average daily net assets per year.


                           How to Buy and Sell Shares

Shares will be issued or redeemed by the Funds at NAV per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-Share price differential. When buying or selling Shares through a broker, you should expect to incur customary brokerage commissions, you may receive less than the NAV of the Shares, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from a Fund, and shareholders may tender their Shares for redemption directly to such Fund, only in Creation Units of 100,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

For purposes of the 1940 Act, each Fund is treated as a registered investment company, and the acquisition of Shares by other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Funds, has received an exemptive order from the Securities and Exchange Commission that permits certain registered investment companies to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into agreements with a Fund regarding the terms of any investment.

BOOK ENTRY
Shares are held in book-entry form, which means that no Share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of Share certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.

SHARE TRADING PRICES
The trading prices of Shares of a Fund on the AMEX may differ from such Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The AMEX disseminates the approximate value of Shares of the Funds every 15 seconds. In addition, First Trust has engaged Telekurs (USA) Inc., on behalf of the Funds, to calculate the approximate value of Shares of the Funds every 15 seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The price of a non-U.S. security that is primarily traded on a non-U.S. exchange is updated every 15 seconds throughout its trading day, provided, that upon the closing of such non-U.S. exchange, the closing price of the security will be used throughout the remainder of the business day where the markets remain open. Furthermore, in calculating the intra-day portfolio value of each Fund's Shares, Telekurs (USA) Inc. shall use the exchange rates throughout the day (9:00 a.m. to 4:15 p.m., Eastern time) that it deems to be most appropriate. Because the exchange rates used to calculate the intra-day portfolio value of each Fund's Shares may differ from those used by a Fund to calculate its daily NAV, intra-day portfolio values may differ from a Fund's daily NAV. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF THE FUNDS' SHARES
The Funds impose no restrictions on the frequency of purchases and redemptions ("market timing"). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds' shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share for a basket of securities intended to mirror such Fund's portfolio, plus a small amount of cash, and the Shares may be purchased and sold on the AMEX at prevailing market prices. The Board noted that a Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in a Fund's trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. The Funds impose transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in executing in-kind trades, and with respect to the redemption fees, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund's trading costs increase in those circumstances. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by a Fund's shareholders and (b) any attempts to market time a Fund by shareholders would not be expected to negatively impact a Fund or its shareholders.


                   Creations, Redemptions and Transaction Fees

Investors such as market makers, large investors and institutions that wish to deal in Creation Units directly with the Funds must have entered into an AP agreement with the Funds' distributor and transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchases and redemptions of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

PURCHASE
In order to purchase Creation Units of the Funds, an investor must deposit (i) cash in lieu of all or a portion of the Deposit Securities, as defined below, and/or (ii) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make a cash payment referred to as the "Cash Component." To the extent Deposit Securities are delivered, the list of the names and the numbers of shares of the Deposit Securities is made available by the Funds' custodian through the facilities of the National Securities Clearing Corporation ("NSCC"), each day the New York Stock Exchange is open for trading. The Cash Component (including any cash in lieu amount) represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through an AP, which is a participant that utilizes the DTC facilities (the "DTC Participant"). All orders must be placed for one or more whole Creation Units of Shares of the Funds. Such orders must be received by the Funds' transfer agent in proper form no later than the close of regular trading on the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the Funds' transfer agent no later than 3:00 p.m., Eastern time. Deposit Securities must be delivered to an account maintained at the applicable local custodian or subcustodian of the Trust on or before the International Contractual Settlement Date, as defined below. The AP must also pay on or before the International Contractual Settlement Date immediately available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the Creation Order, together with the applicable Creation Transaction Fee and additional variable amounts, as described below. The "International Contractual Settlement Date" is the earlier of (i) the date upon which all of the required Deposit Securities, the Cash Component and any other cash amounts which may be due are delivered to a Fund or
(ii) the latest day for settlement on the customary settlement cycle in the jurisdiction(s) where any of the securities of such Fund are customarily traded.

A custom order may be placed by an AP in the event that a Fund permits or requires the substitution of an amount of cash (i.e., a "cash in lieu amount") to be added to the Cash Component (if applicable) to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Purchasers of Creation Units must pay a creation transaction fee (the "Creation Transaction Fee") that is currently $500 for the Select Dividend 30 Index Fund and $4,000 for the Global Real Estate Index Fund. The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in a Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as a Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. See "Creation and Redemption of Creation Unit Aggregations" in the SAI. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an AP to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the AP may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Shares of the Funds may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with such Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS
An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

REDEMPTION
The Funds' custodian makes available each day the New York Stock Exchange is open for trading, through the facilities of the NSCC, the list of the names and the numbers of Shares of each Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Funds, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the Funds' transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable Redemption Transaction Fee and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to such Fund equal to the differential, plus the applicable Redemption Transaction Fee and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes will be required to be arranged for by or on behalf of the redeeming AP. Investors should expect to incur customary brokerage commissions in connection with assembling a sufficient number of Shares of the

Funds to constitute a redeemable Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

In order to redeem Creation Units of the Funds, an AP must submit an order to redeem for one or more whole Creation Units. Such orders must be received by the Funds' transfer agent in proper form no later than Closing Time in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the Funds' transfer agent no later than 3:00 p.m., Eastern time. An AP must maintain appropriate securities broker-dealer, bank or other custody arrangements to which account such Deposit Securities will be delivered in connection with a redemption order. If the AP, or any party on whose behalf the AP is acting, does not have appropriate arrangements to take delivery of the Deposit Securities in the relevant jurisdiction(s) and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Deposit Securities in such jurisdictions, and in certain other circumstances, the AP will be required to receive redemption proceeds in cash. In such case, the AP will receive a cash payment equal to the NAV (next determined after receipt of the redemption order) times the number of Shares in a Creation Unit minus the Redemption Transaction Fee. When the Funds redeem Shares for cash, the AP may also be assessed an amount to cover the cost of selling the Deposit Securities, including operational processing and brokerage costs, transfer fees and stamp taxes. The delivery of redemption proceeds will be made within twelve calendar days after the redemption order is received in proper form, except to the extent that a delivery is delayed due to the introduction of new or special holidays, the treatment by participants in the local market of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), or changes in local securities delivery practices. Under these circumstances, the Funds will notify the AP as soon as reasonably practicable.

Parties redeeming Creation Units must pay a redemption transaction fee (the "Redemption Transaction Fee") that is currently $500 for the Select Dividend 30 Index Fund and $4,000 for the Global Real Estate Index Fund. The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in a Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as a Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, the Funds may, in their discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.


                       Dividends, Distributions and Taxes

Dividends from net investment income, if any, are declared and paid quarterly for the Select Dividend 30 Index Fund and semi-annually for the Global Real Estate Index Fund. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Such Shares will generally be reinvested by the broker based upon the market price of those Shares and investors may be subject to customary brokerage commissions charged by the broker.

                               Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Funds. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Funds was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax adviser.

FUND STATUS
Each Fund intends to qualify as a "regulated investment company" under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

DISTRIBUTIONS
The Funds' distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of a Fund into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from a Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

DIVIDENDS RECEIVED DEDUCTION
A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Funds from certain corporations may be designated by the Funds as being eligible for the dividends received deduction.

CAPITAL GAINS AND LOSSES AND CERTAIN ORDINARY INCOME DIVIDENDS
If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from a Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Funds are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Funds themselves. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Funds will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

SALE OF SHARES
If you sell your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS
If you exchange equity securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the Cash Component paid. If you exchange Creation Units for equity securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

DEDUCTIBILITY OF FUND EXPENSES
Expenses incurred and deducted by the Funds will generally not be treated as income taxable to you.

NON-U.S. TAX CREDIT
Because the Funds invest in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes a Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes such Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

NON-U.S. INVESTORS
If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which the Fund designates as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly designated by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met.

INVESTMENTS IN CERTAIN NON-U.S. CORPORATIONS
If a Fund holds an equity interest in any PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, a Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, a Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.


                                Distribution Plan

FTP serves as the distributor of Creation Units for the Funds on an agency basis. FTP does not maintain a secondary market in Shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 30, 2009.

However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Funds' assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.


                                 Net Asset Value

Each Fund's NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for a Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets are generally valued as set forth below. Common stocks and other equity securities listed on any national or non-U.S. exchange will be valued at the last sale price for all exchanges other than The Nasdaq Stock Market, Inc. ("NASDAQ") (and the official closing price for NASDAQ) on the exchange or system in which they are principally traded on the valuation date. If there are no transactions on the valuation date, securities traded principally on an exchange will be valued at the mean between the most recent bid and ask prices. Equity securities traded in the over-the-counter market are valued at their closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund accounting agent using a pricing service. Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis. The value of any portfolio security held by a Fund for which market quotations are not readily available or securities for which market quotations are deemed unreliable will be determined by the Board or its designee in a manner that most fairly reflects the market value of the security on the valuation date.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in the prices used by the Fund differing from the closing sale prices on the applicable exchange and fair value prices may not reflect the market price of a security. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.

Valuing a Fund's securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by its corresponding Index, which, in turn, could result in a difference between such Fund's performance and the performance of its corresponding Index.

Because foreign markets may be open on different days than the days during which an investor may purchase the Shares of a Fund, the value of such Fund's securities may change on the days when investors are not able to purchase the Shares of such Fund.

The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates in effect at the time of valuation. Any use of a different rate from the rates used by a Fund's corresponding Index may adversely affect such Fund's ability to track its corresponding Index.


                             Fund Service Providers

The Bank of New York Mellon Corporation is the administrator, custodian and fund accounting and transfer agent for the Funds. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Funds.

The Trust, on behalf of the Funds, has entered into an agreement with PFPC, Inc. ("PFPC"), 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PFPC will provide certain administrative services to the Trust in connection with the Board's meetings and other related matters.


                         Intra-Day Portfolio Calculator

First Trust has entered into an agreement with Telekurs (USA) Inc. ("Telekurs"), River Bend Center, One Omega Drive, Building 3, Stamford, Connecticut 06907, on behalf of the Funds, pursuant to which Telekurs or its designee will be responsible for calculating the intra-day portfolio values for the Funds' Shares. Each Fund will reimburse First Trust for some or all of the fees payable under such agreement.


                                 Index Providers

SELECT DIVIDEND 30 INDEX FUND
The Index that the Select Dividend 30 Index Fund seeks to track is developed by STOXX, the STOXX Index Provider. The STOXX Index Provider is not affiliated with the Select Dividend 30 Index Fund or First Trust. The Select Dividend 30 Index Fund is entitled to use the Select Dividend 30 Index pursuant to a sublicensing arrangement by and among the Select Dividend 30 Index Fund, the STOXX Index Provider and First Trust, which in turn has a licensing agreement with the STOXX Index Provider.

STOXX is a joint venture of Deutsche Boerse AG, Dow Jones and the SWX Group for the development, maintenance, distribution and marketing of the Dow Jones STOXX(R) indices. STOXX issues licenses for the commercial use of the Dow Jones STOXX(R) indices. The goals of the design, development and delivery of the Dow Jones STOXX(R) indices is to ensure that they are investable, tradable and transparent. Dow Jones STOXX(R) indices are licensed to companies around the world as the basis for investment products.

GLOBAL REAL ESTATE INDEX FUND
The Index that the Global Real Estate Index Fund seeks to track is developed by the FTSE Index Provider. The FTSE Index Provider is not affiliated with the Global Real Estate Index Fund or First Trust. The Global Real Estate Index Fund is entitled to use the Global Real Estate Index pursuant to a sublicensing arrangement by and between the Global Real Estate Index Fund and First Trust, which in turn has a licensing agreement with the FTSE Index Provider.


                                   Disclaimers

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

SELECT DIVIDEND 30 INDEX FUND
"STOXX" and "Dow Jones STOXX(R) Select Dividend 30 Index" are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Select Dividend 30 Index Fund. The Select Dividend 30 Index Fund, based on the Dow Jones STOXX(R) Select Dividend 30 Index, is not sponsored, endorsed, sold or promoted by STOXX or Dow Jones and neither STOXX nor Dow Jones makes any representation regarding the advisability of trading or investing in such product.

The Select Dividend 30 Index Fund is not sponsored, endorsed, sold or promoted by STOXX or Dow Jones. Neither STOXX nor Dow Jones makes any representation or warranty, express or implied, to the owners of the Select Dividend 30 Index Fund or any member of the public regarding the advisability of trading in the Select Dividend 30 Index Fund. STOXX's only relationship to First Trust and the Select Dividend 30 Index Fund is the licensing of certain trademarks and trade names of STOXX, Dow Jones and the Dow Jones STOXX(R) Select Dividend 30 Index which is determined, composed and calculated by STOXX without regard to First Trust or the Select Dividend 30 Index Fund. Neither STOXX nor Dow Jones has any obligation to take the needs of First Trust, the Select Dividend 30 Index Fund or the owners of the Select Dividend 30 Index Fund into consideration in determining, composing or calculating the Dow Jones STOXX(R) Select Dividend 30 Index. Neither STOXX nor Dow Jones is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Select Dividend 30 Index Fund to be listed or in the determination or calculation of the equation by which the Select Dividend 30 Index Fund is to be converted into cash. Neither STOXX nor Dow Jones has any obligation or liability in connection with the administration, marketing or trading of the Select Dividend 30 Index Fund.

NEITHER STOXX NOR DOW JONES GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES STOXX(R) SELECT DIVIDEND 30 INDEX OR ANY DATA INCLUDED THEREIN AND STOXX AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STOXX AND DOW JONES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, THE SELECT DIVIDEND 30 INDEX FUND, OWNERS OF THE SELECT DIVIDEND 30 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM

THE USE OF THE DOW JONES STOXX(R) SELECT DIVIDEND 30 INDEX OR ANY DATA INCLUDED THEREIN. STOXX AND DOW JONES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES STOXX(R) SELECT DIVIDEND 30 INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STOXX OR DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN STOXX AND FIRST TRUST OR THE SELECT DIVIDEND 30 INDEX FUND.

GLOBAL REAL ESTATE INDEX FUND
The Shares of the Global Real Estate Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or by the London Stock Exchange Plc (the "London Exchange"), The Financial Times Limited ("FT"), Euronext N.V. ("Euronext"), European Public Real Estate Association ("EPRA") and National Association of Real Estate Investment Trusts ("NAREIT") and neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Global Real Estate Index and/or the figure at which the said Global Real Estate Index stands at any particular time on any particular day or otherwise. The Global Real Estate Index is compiled and calculated by FTSE. However, neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT shall be liable (whether in negligence or otherwise) to any person for any error in the Global Real Estate Index and neither FTSE, Euronext, London Exchange, FT, EPRA or NAREIT shall be under any obligation to advise any person of any error therein.

FTSE(R) is a trademark of the London Exchange and the FT and is used by FTSE under license. EPRA(R) is a trademark of the EPRA and NAREIT(R) is a trademark of the NAREIT.


                          Additional Index Information

SELECT DIVIDEND 30 INDEX METHODOLOGY

Universe
The Dow Jones STOXX(R) 600 Index is a fixed component number index designed to provide a broad yet liquid representation of large, mid and small capitalization companies in the European region. The European region covers Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Dow Jones STOXX(R) 600 Index covers the largest 600 stocks in the Dow Jones STOXX(R) Total Market Index. Only dividend-paying companies in the Dow Jones STOXX(R) 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), are considered for inclusion in the Select Dividend 30 Index. In addition, a company must have:

     o A non-negative five-year dividend-per-share growth rate (at least two years for initial public offerings); and

     o  A dividend to earnings per share ratio of 60% or less.

The components will also be screened for a minimum level of liquidity.

Selection Process

     1. Companies in the Dow Jones STOXX(R) 600 Index universe, including secondary lines of those companies (where there are multiple lines of equity capital in a company), are sorted by country and ranked in descending order according to their indicated annual net dividend yield. In the case of multiple stocks for a single company, the highest-yielding stock is chosen.

     2. All current components of the Select Dividend 30 Index are added to the selection list automatically as long as they are still components of the Dow Jones STOXX(R) 600 Index.

     3. For each company an "outperformance factor" is calculated: company net dividend yield divided by the net dividend yield of the respective Dow Jones Country Total Market Index minus 1. For companies that have secondary lines (where there are multiple lines of equity capital in a company) in the Select Dividend 30 Index universe only the higher-yielding line will remain in the universe. Each company is uniquely assigned to a specific Dow Jones Total Market Index. The country classification is based on the country of incorporation, the primary listing and the country with the largest trading volume.

     4. All companies are then sorted by their "outperformance factor."

           o All current components in the Select Dividend 30 Index that are ranked 60 or higher in the selection list remain in the Select Dividend 30 Index.

           o Starting from the highest-ranked non-component in the selection list, companies are added to the Select Dividend 30 Index until the final component count of 30 is reached.

           o If a company is deleted from the Dow Jones STOXX(R) 600 Index between the Select Dividend 30 Index annual review dates but is still a component of the Dow Jones STOXX(R) Total Market Index, then this company will remain in the Select Dividend 30 Index until the next annual review, provided that it still meets the requirements for the Select Dividend 30 Index.

     5. The Select Dividend 30 Index is reviewed on an annual basis in March.

Weighting
The weighting factor for each component is calculated two days prior to the review's implementation date in March.

     o A company's weight in the Select Dividend 30 Index is based on its net dividend yield.

     o  The weighting factors are kept constant until the next review.

     o In the event of a corporate action affecting a component, company weighting factors are adjusted to keep the component weights in the Select Dividend 30 Index constant.

     o Each component's weight is capped at 15%. Weighting cap factors are adjusted on an annual basis.

The Select Dividend 30 Index Fund will make changes to its portfolio shortly after changes to the Select Dividend 30 Index are released to the public. Investors are able to access the holdings of the Select Dividend 30 Index Fund and the composition and compilation methodology of the Select Dividend 30 Index through the Select Dividend 30 Index Fund's website at www.ftportfolios.com.

In the event that the STOXX Index Provider no longer calculates the Select Dividend 30 Index, the Select Dividend 30 Index license is terminated or the identity or character of the Select Dividend 30 Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Select Dividend 30 Index Fund. The Board will also take whatever actions it deems to be in the best interests of the Select Dividend 30 Index Fund if the Shares are delisted.

GLOBAL REAL ESTATE INDEX METHODOLOGY
The Global Real Estate Index is designed to measure the stock performance of companies engaged in specific aspects of the North American, European and Asian real estate markets. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate.

The following are not considered relevant real estate activities: (a) the construction and development of residential homes for sale; (b) the financing of real estate; (c) the provision of construction management, general contracting and project management services; and (d) the provision of property management, facilities management, brokerage and investment management services. Holding companies are excluded from the Global Real Estate Index. Holding companies are defined as companies that have more than 50% of their net assets invested in the securities of other listed companies. Companies for which the ownership of real property is incidental to the primary revenue generating activities are also excluded from the Global Real Estate Index, including those companies in the gaming, theme park and other entertainment businesses.

A company is only included in the Global Real Estate Index if it provides an audited annual report in English. This is defined as a current set of accounts in English consisting of a profit and loss statement, a balance sheet, directors' review and full notes to the accounts. If a company newly introduces accounts in English, it becomes eligible for the Global Real Estate Index at the next quarterly review, providing it meets all other Global Real Estate Index inclusion criteria. If a company discontinues the production of accounts in English, it becomes ineligible for the Global Real Estate Index at the next quarterly review. Companies must also meet the following individual geographic criteria as specific to the FTSE EPRA/NAREIT North America Series, FTSE EPRA/NAREIT Europe Series and FTSE EPRA/NAREIT Asia Series:

       FTSE EPRA/NAREIT NORTH AMERICA SERIES

           o Companies that are not structured as a business trust or corporation are excluded from the FTSE EPRA/NAREIT North America Series of the Global Real Estate Index. Canadian open-ended real estate securities are eligible for the FTSE EPRA/NAREIT North America Series.

           o Companies with an Industry Classification Benchmark (ICB) code in Real Estate.

           o Real estate companies must have derived, in the previous full financial year, at least 75% of their total earnings before interest, taxes, depreciation and amortization ("EBITDA") from rental income in North America to be eligible.

           o Companies in lodging or health care sectors are included if, in the previous full financial year, at least 75% of EBITDA was received from owned properties or in the form of rents paid by, or of shares of profits made by, unrelated operators.

           o Eligible REITs must have at least 75% of their gross book assets invested directly or indirectly in the equity interests of income producing real estate.

           o All eligible companies must be publicly traded on an official stock exchange in one of the countries listed under North America.

       FTSE EPRA/NAREIT EUROPE SERIES

           o The company must have derived, in the previous full financial year, at least 75% of its EBITDA from relevant real estate activities in Europe.

           o Companies engaged in the operation of hotels or serviced offices are excluded from the FTSE EPRA/NAREIT Europe Series of the Global Real Estate Index.

           o Companies engaged in the development of homes for sale are included if (a) or (b) below are satisfied.

                  (a) In the previous full financial year, at least 50% of
                      EBITDA was earned from relevant real estate activities.

                  (b) At least 50% of the company's gross assets, according to an independent valuation, was accounted for by real estate other than land held for the development of homes for sale.

           o Companies engaged in the ownership of hotels are included if, in the previous full financial year, at least 75% of EBITDA was received in the form of rents paid by, or of shares of profits made by, unrelated operators.

           o Companies that engage in the credit-bail leasing of real estate are only included if, on the explicit evidence of their latest annual report, at least 75% of their earnings before tax is derived from relevant real estate activities.

           o Companies engaged in the ownership of nursing homes are included if, in the previous full financial year, at least 75% of their EBITDA was received in the form of rents paid by, or of shares of profits made by, unrelated operators.

           o All eligible companies must be publicly traded on an official stock exchange in one of the countries listed under Europe.

       FTSE EPRA/NAREIT ASIA SERIES

           o The company must have derived, in the previous full financial year, at least 60% of its EBITDA from relevant real estate activities. Relevant real estate activities are as defined in the first two paragraphs under this section, except that the construction of residential homes for sale will be considered relevant real estate activities in this region.

           o Companies engaged in the operation of hotels or serviced offices are excluded from the FTSE EPRA/NAREIT Asia Series.

           o Companies engaged in the ownership of hotels are included if, in the previous full financial year, at least 75% of EBITDA was received in the form of rents paid by, or of shares of profits made by, unrelated operators.

           o All eligible companies must be publicly traded on an official stock exchange in one of the countries listed under Asia.

All companies that satisfy the above described criteria are eligible for inclusion in the Index subject to the three screens detailed below.

Screen One - Size Rule
The size rule of the Global Real Estate Index is a relative measure that is expressed as a percentage of the regional index market capitalization (after the application of investability weightings). Companies that currently are not members of the Index Series are required to meet a basis points threshold for inclusion that is higher than the basis points threshold set for exclusion of existing constituents. The size thresholds are expressed in basis points and are highlighted below.

         ADDITIONS INTO THE INDEX SERIES
         At the quarterly review, non-constituents that have an investable market capitalization (after the application of investability weightings) equal to or greater than the following basis points of their respective regional index will be eligible for index inclusion:

              Asian Stocks                  0.30%
              European Stocks               0.10%
              North American Stocks         0.10%

         If a security being considered for addition to the Global Real Estate Index at the quarterly reviews in March, June, September and December failed the liquidity test (as described below) at the previous annual review it shall be ineligible for addition until the next annual review.

         DELETIONS FROM THE INDEX SERIES
         At the quarterly review, an existing constituent of the Global Real Estate Index is deleted from the Global Real Estate Index if it has an investable market capitalization (after the application of investability weightings) of less than the following basis points in their respective region:

              Asian Stocks                  0.15%
              European Stocks               0.05%
              North American Stocks         0.05%


Screen Two - Liquidity
The FTSE Index Provider will screen for liquidity on an annual basis in March. Each security will be tested for liquidity by calculation of its median daily trading per month. The median trade is calculated by ranking each daily trade total and selecting the middle ranking day. Daily totals with zero trades are included in the ranking. Therefore, a security that fails to trade for more than half of the days in a month will have a zero median trade.

     o Non-constituent securities which do not turnover at least 0.05% of their shares in issue (after the application of any investability weightings) based on their median daily trade per month in ten of the twelve months prior to a full market review, will not be eligible for inclusion in the Global Real Estate Index.

     o An existing constituent failing to trade at least 0.04% of its shares in issue (after the application of any investability weightings) based on its median daily trade per month for more than four of the twelve months prior to a full market review will be removed.

     o New issues which do not have a twelve month trading record must have a minimum three month trading record when reviewed. They must turnover at least 0.05% of their shares in issue (after the application of any investability weightings) based on their median daily trade per month in each month since their listing. This rule will not apply to new issues added under the Fast Entry Rule described below.

     o New issues which do not qualify as entrants as defined below will become eligible for inclusion at the next quarterly review providing they trade a minimum of 20 days. They must turnover at least 0.05% of their shares in issue (after the application of any investability weightings) based on their median daily trade per month in each month since their listing. New issues will have their liquidity assessed on a pro-rata basis.

Screen Three - Free Float
The Global Real Estate Index is adjusted for free float, crossholdings and foreign ownership limits. Free float adjustments are made in conjunction with the quarterly review. However, a constituent's free float will also be reviewed and adjusted if necessary (i) by identifying information which necessitates a change in free float weighting; or (ii) following a corporate event.

Additions Outside of a Review

         FAST ENTRY LEVEL
         A new issue that has an investable market capitalization (after the application of any investability weightings) equal to or greater than the following basis points for its respective region will be included in the Index after the close of business on the first day of trading. The basis points cut-off will be taken five days prior to the potential entry.

              Asian Stocks                  0.40%
              European Stocks               0.20%
              North American Stocks         0.15%

         A stock will be added to the list of constituents of an existing country outside a review when:

              (a) In the case of a new security, its investable market
                  capitalization (after the application of any investability weightings) is greater than the Fast Entry Level for the relevant region. The addition of a new security to the Index will be implemented after the close of business on the first day of trading.

              (b) In the case of a security which does not qualify as an immediate fast entrant to the Index, it will be re-considered for inclusion at the next quarterly review.

         DELETIONS
         In general, a stock will be deleted from the list of constituents when the constituent is delisted from its stock exchange, enters bankruptcy, becomes insolvent or is liquidated.

         The Global Real Estate Index Fund will make changes to its portfolio shortly after changes to the Global Real Estate Index are released to the public. Investors are able to access the holdings of the Global

         Real Estate Index Fund and the composition and compilation methodology of the Global Real Estate Index through the Global Real Estate Index Fund's website at www.ftportfolios.com.

         In the event that the FTSE Index Provider no longer calculates the Global Real Estate Index, the Global Real Estate Index license is terminated or the identity or character of the Global Real Estate Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Global Real Estate Index Fund. The Board will also take whatever actions it deems to be in the best interests of the Global Real Estate Index Fund if the Shares are delisted.


                          Real Estate Investment Trusts

Real estate investment trusts, or "REITs," are companies that own and most often actively manage income-generating commercial real estate. Some REITs make or invest in loans and other obligations that are secured by real estate collateral. Most REITs are publicly traded. REITs receive special tax considerations and are typically a highly liquid method of investing in real estate.

REITs are generally categorized as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest in and own properties, and thus are responsible for the equity or value of their real estate assets. Their revenues come principally from their properties' rents. Mortgage REITs deal in investment and ownership of property mortgages. These REITs loan money for mortgages to owners of real estate or purchase existing mortgages or mortgage-backed securities. Their revenues are generated primarily by the interest that they earn on the mortgage loans. Hybrid REITs combine the investment strategies of equity REITs and mortgage REITs by investing in both properties and mortgages.


                          Premium/Discount Information

The tables that follow present information about the differences between each Fund's daily market price on the AMEX and its NAV. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and lowest offer on the exchange, as of the time a Fund's NAV is calculated. A Fund's Market Price may be at, above, or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV. A discount is the amount that a Fund is trading below the reported NAV.

The following information shows the frequency distribution of premiums and discounts of the daily bid/ask price of each Fund against each Fund's NAV. The information shown for each Fund is for the period indicated. All data presented here represents past performance, which cannot be used to predict future results.

              First Trust DJ STOXX(R) Select Dividend 30 Index Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV

For the Quarter Ended   0-49 Basis Points   50-99 Basis Points     100-199 Basis Points     >= 200 Basis Points
12/31/07                       10                   21                      24                       2
9/30/07*                        7                    9                       4                       0

                    Number of Days Bid/Ask Midpoint Below NAV

For the Quarter Ended   0-49 Basis Points   50-99 Basis Points     100-199 Basis Points     >= 200 Basis Points
12/31/07                        4                    1                       1                       1
9/30/07*                        1                    0                       0                       0


           First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV

For the Quarter Ended   0-49 Basis Points   50-99 Basis Points     100-199 Basis Points     >= 200 Basis Points
12/31/07                       17                   19                      16                       5
9/30/07*                        9                   10                       1                       0

                    Number of Days Bid/Ask Midpoint Below NAV

For the Quarter Ended   0-49 Basis Points   50-99 Basis Points     100-199 Basis Points     >= 200 Basis Points
12/31/07                        6                    0                       1                       0
9/30/07*                        1                    0                       0                       0

* Trading commenced on August 30, 2007.


                            Total Return Information

The tables below compare the total return of each Fund to the total return of the Index on which it is based. In addition, the total return of each Fund is compared to the total return of a broad measure of market performance. The information presented for each Fund is for the period indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by First Trust.

"Cumulative total returns" represent the total change in value of an investment over the period indicated. The NAV per Share of a Fund is the value of one Share of a Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding Shares. The NAV return is based on the NAV per Share of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the AMEX, as of the time that a Fund's NAV is calculated. Since the Shares of each Fund typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Shares of a Fund, the NAV of a Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns reflect the reinvestment of dividends on securities in the indices. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of a Fund. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.


              First Trust DJ STOXX(R) Select Dividend 30 Index Fund

                                               Cumulative Total Returns
                                        Inception (8/27/07)      Quarter Ended
                                             to 9/30/07            12/31/07

       FUND PERFORMANCE

       NAV                                    3.23%                -3.34%
       Market Price                           3.77%                -2.31%
       INDEX PERFORMANCE

       Select Dividend 30 Index               3.04%                -2.56%
       Dow Jones STOXX(R) 600 Index*          6.22%                -0.49%

       * The Dow Jones STOXX(R) 600 Index has a fixed number of 600 components and represents large, mid- and small-capitalization companies across 18 countries of the European region: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

           First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund

                                               Cumulative Total Returns
                                        Inception (8/27/07)      Quarter Ended
                                             to 9/30/07            12/31/07

       FUND PERFORMANCE

       NAV                                       6.86%             -10.87%
       Market Price                              7.34%             -10.80%
       INDEX PERFORMANCE

       Global Real Estate Index                  6.93%             -10.25%
       S&P/Citigroup Global REIT Index(SM)       5.90%             -11.89%

       * The S&P/Citigroup Global REIT IndexSM defines and measures the investable universe of publicly traded real estate investment trusts. The S&P/Citigroup Global REIT IndexSM has nearly 250 constituents from 13 countries and the constituents generally derive more than 60% of revenue from real estate development, management, rental and/or direct investment in physical property and with local REIT or property trust tax status.

                              Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Share of each Fund. The total returns represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the period indicated has been derived from financial statements audited by Deloitte & Touche LLP, whose report for the period ended September 30, 2007, along with each Fund's financial statements, are included in the Annual Report to Shareholders dated September 30, 2007 and are incorporated by reference in the SAI, which are available upon request.


Financial Highlights
For a Share outstanding throughout the period

First Trust DJ STOXX(R) Select Dividend 30 Index Fund                                  For the Period
                                                                                   August 27, 2007 (a)
                                                                                         through
                                                                                   September 30, 2007
                                                                                  ---------------------
Net asset value, beginning of period                                                     $30.00
                                                                                      -----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss) (b)                                                           0.03
Net realized and unrealized gain (loss)                                                    0.94
                                                                                      -----------
Total from investment operations                                                           0.97
                                                                                      -----------

Net asset value, end of period                                                           $30.97
                                                                                      ===========

TOTAL RETURN (C)                                                                           3.23%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                                      $3,200
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                                             19.64%(d)
Ratio of net expenses to average net assets                                                0.60%(d)
Ratio of net investment income to average net assets                                       1.18%(d)
Portfolio turnover rate (e)                                                                  0%

Page 40


First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund                           For the Period
                                                                                   August 27, 2007 (a)
                                                                                         through
                                                                                   September 30, 2007
                                                                                  ---------------------

Net asset value, beginning of period                                                     $50.00
                                                                                      -----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss) (b)                                                           0.14
Net realized and unrealized gain (loss)                                                    3.29
                                                                                      -----------
Total from investment operations                                                           3.43
                                                                                      -----------

Net asset value, end of period                                                           $53.43
                                                                                      ===========

TOTAL RETURN (C)                                                                           6.86%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                                      $5,343
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                                             11.51%(d)
Ratio of net expenses to average net assets                                                0.60%(d)
Ratio of net investment income to average net assets                                       3.22%(d)
Portfolio turnover rate (e)                                                                   1%

(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment adviser.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                                Other Information

For purposes of the 1940 Act, each Fund is treated as a registered investment company, and the acquisition of Shares by other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Funds, has received an exemptive order from the Securities and Exchange Commission that permits certain registered investment companies to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into agreements with the Fund regarding the terms of any investment.

CONTINUOUS OFFERING
Each Fund will issue, on a continuous offering basis, its Shares in one or more groups of a fixed number of Fund Shares (each such group of such specified number of individual Fund Shares, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by a Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

Page 41


For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a Prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of each Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on the AMEX is satisfied by the fact that the Prospectus is available from the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

Page 42


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Page 43


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Page 43


                           [BLANK INSIDE BACK COVER]




[LOGO OMITTED]    FIRST TRUST                         FIRST TRUST
                  ADVISORS L.P.                       EXCHANGE-TRADED FUND II
-------------------------------------------------------------------------------




        First Trust DJ STOXX(R) Select
        Dividend 30 Index Fund

        First Trust FTSE EPRA/NAREIT Global
        Real Estate Index Fund



FOR MORE INFORMATION

For more detailed information on the Funds, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Funds' policies and operation. Additional information about the Funds' investments is available in the annual and semi-annual reports to Shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Funds' performance during the last fiscal year. The Funds' most recent SAI and certain other information are available free of charge by calling the Funds at (800) 621-1675, on the Funds' website at www.ftportfolios.com or through your financial adviser. Shareholders may call the toll-free number above with any inquiries. You may obtain this and other information regarding the Funds, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission (the "SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-8090 for information on the Public Reference Room. You may also request information regarding the Funds by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549 or by sending an electronic request to publicinfo@sec.gov.

1001 Warrenville Road
Suite 300
Lisle, Illinois 60532
(800) 621-1675                                           SEC File #: 333-143964
www.ftportfolios.com                                                  811-21944


Back Cover

                       STATEMENT OF ADDITIONAL INFORMATION

                    INVESTMENT COMPANY ACT FILE NO. 811-21944

                       FIRST TRUST EXCHANGE-TRADED FUND II

              FIRST TRUST DJ STOXX(R) SELECT DIVIDEND 30 INDEX FUND FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND

                             DATED JANUARY 28, 2008

         This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated January 28, 2008 (the "Prospectus") for the First Trust DJ STOXX(R) Select Dividend 30 Index Fund and First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, each a series of the First Trust Exchange-Traded Fund II (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, First Trust Portfolios L.P., 1001 Warrenville Road, Lisle, Illinois 60532, or by calling toll free at (800) 621-1675.

                                TABLE OF CONTENTS

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS...............................1
EXCHANGE LISTING AND TRADING.................................................3
INVESTMENT OBJECTIVES AND POLICIES...........................................4
INVESTMENT STRATEGIES........................................................5
SUBLICENSE AGREEMENTS.......................................................15
INVESTMENT RISKS............................................................15
FUNDS MANAGEMENT............................................................18
ACCOUNTS MANAGED BY INVESTMENT COMMITTEE....................................28
BROKERAGE ALLOCATIONS.......................................................29
CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT, INDEX
   PROVIDER, ADDITIONAL SERVICE PROVIDER AND EXCHANGE.......................31
ADDITIONAL INFORMATION......................................................34
PROXY VOTING POLICIES AND PROCEDURES........................................36
CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS.......................37
REGULAR HOLIDAYS............................................................46
FEDERAL TAX MATTERS.........................................................52

DETERMINATION OF NAV........................................................57
DIVIDENDS AND DISTRIBUTIONS.................................................59
MISCELLANEOUS INFORMATION...................................................60
FINANCIAL STATEMENTS........................................................60




         The audited financial statements for the Funds' most recent fiscal year appear in the Funds' Annual Report to Shareholders dated September 30, 2007, which is attached hereto. The Annual Report was filed with the Securities and Exchange Commission ("SEC") on December 7, 2007. The financial statements from such Annual Report are incorporated herein by reference.

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

         The Trust was organized as a Massachusetts business trust on July 20, 2006 and is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers Shares (as defined below) in three series, including the First Trust DJ STOXX(R) Select Dividend 30 Index Fund (the "Select Dividend 30 Index Fund") and First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund (the "Global Real Estate Index Fund") (each, a "Fund," and together, the "Funds"), each a non-diversified series. This Statement of Additional Information relates only to the Funds. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each series of the Trust represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

         The Board of Trustees of the Trust (the "Board of Trustees" or the "Trustees") has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the Shares of that series will vote separately on such matter. The Trust's Declaration of Trust (the "Declaration") requires a shareholder vote only on those matters where the 1940 Act requires a vote of shareholders and otherwise permits the Trustees to take actions without seeking the consent of shareholders. For example, the Declaration gives the Trustees broad authority to approve reorganizations between a Fund and another entity, such as another exchange-traded fund, or the sale of all or substantially all of a Fund's assets, or the termination of the Trust or any Fund without shareholder approval if the 1940 Act would not require such approval.

         The Declaration provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may be amended or supplemented by the Trustees in any respect without shareholder vote. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board of Trustees may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that Trustees may be removed, with or without cause, by a vote of shareholders holding at least two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

         The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Funds or as the Trustees may determine, and ownership of Fund Shares may be disclosed by the Funds if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem Shares held by any shareholder for any reason under terms set by the Trustees. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of a Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. In making such a determination, a Trustee is not considered to have a personal financial interest by virtue of being compensated for his or her services as a Trustee. If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys' fees) incurred by a Fund in connection with the consideration of the demand under a number of circumstances. If a derivative action is brought in violation of the Declaration, the shareholder bringing the action may be responsible for the Fund's costs, including attorneys' fees. The Declaration also provides that any shareholder bringing an action against a Fund waives the right to trial by jury to the fullest extent permitted by law.

         The Trust is not required to and does not intend to hold annual meetings of shareholders.

         Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund itself was unable to meet its obligations.

         The Declaration further provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. The Declaration provides that any Trustee who serves as chair of the Board of Trustees or of a committee of the Board of Trustees, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

         The Funds are advised by First Trust Advisors L.P. (the "Adviser" or "First Trust").

         The Shares are listed and trade on the American Stock Exchange LLC (the "AMEX"). The Shares will trade on the AMEX at market prices that may be below, at or above net asset value ("NAV"). Each Fund offers and issues Shares at NAV only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"). In order to purchase Creation Units of a Fund, an investor must deposit (i) cash in lieu of all or a portion of the Deposit Securities (as defined below) and/or (ii) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make a cash payment (the "Cash Component"). To the extent Deposit Securities are delivered, the list of the names and numbers of shares of the Deposit Securities is made available by a Fund's custodian through the facilities of the National Securities Clearing Corporation (the "NSCC"), each day the New York Stock Exchange is open for trading. The Cash Component (including any cash in lieu amount) represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 100,000 Shares.

         The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                          EXCHANGE LISTING AND TRADING

         There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of a Fund will continue to be met. The AMEX may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of such Fund for 30 or more consecutive trading days; (ii) the value of a Fund's Index (as defined below) is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will remove the Shares of a Fund from listing and trading upon termination of such Fund.

         As in the case of other stocks traded on the AMEX, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

         The Funds reserve the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

         The Prospectus describes the investment objectives and policies of the Funds. The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.

         Each Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund:

                   (1) A Fund may not issue senior securities, except as permitted under the 1940 Act.

                   (2) A Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of a Fund's total assets (including the amount borrowed), less a Fund's liabilities (other than borrowings).

                   (3) A Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase and sale of portfolio securities.

                   (4) A Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

                   (5) A Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under a Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of a Fund's total assets.

                   (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

                   (7) A Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Index that a Fund is based upon, concentrates in an industry or a group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

         The foregoing fundamental policies of each Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the respective Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or
(ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to a Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding voting securities.

         In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies which may be changed by the Board of Trustees.

                              INVESTMENT STRATEGIES

         Under normal circumstances, the Select Dividend 30 Index Fund will invest at least 90% of its assets in common stocks that comprise the Dow Jones STOXX(R) Select Dividend 30 Index (the "Select Dividend 30 Index") and the Global Real Estate Fund will invest at least 90% of its assets in common stocks that comprise the FTSE EPRA/NAREIT Global Real Estate Index (the "Global Real Estate Index," and together with the Select Dividend 30 Index, the "Indices" and each, the "Index"). Shareholders of the applicable Fund are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

TYPES OF INVESTMENTS

         Warrants: The Funds may invest in warrants. Warrants acquired by a Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

         Delayed-Delivery Transactions: The Funds may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, a Fund does not remit payment to the issuer, no interest is accrued on debt securities, and dividend income is not earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of a decline in value of a Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them. At the time a Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its NAV. The Funds do not believe that NAV will be adversely affected by purchases of securities in delayed-delivery transactions.

         The Funds will earmark or maintain in a segregated account cash, U.S. Government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, the Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than a Fund's payment obligation).

         Illiquid Securities: The Funds may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act, as amended, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of a Fund's net assets. The Board of Trustees or its delegates has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed First Trust to look to factors such as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

         Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, a Fund will take such steps as is deemed advisable, if any, to protect liquidity.

         Money Market Funds: The Funds may invest in shares of money market funds to the extent permitted by the 1940 Act.

         Temporary Investments: The Funds may, without limit as to percentage of assets, purchase U.S. Government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") and having a maturity of one year or less.

         Short-term debt securities are defined to include, without limitation, the following:

                   (1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) Fannie Mae, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

                   (2) Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to a Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current Federal Deposit Insurance Corporation regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore certificates of deposit purchased by the Funds may not be fully insured.

                   (3) Bankers' acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

                   (4) Repurchase agreements, which involve purchases of debt securities. In such an action, at the time a Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for a Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for a Fund to invest temporarily available cash. The Funds may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Funds may invest. In addition, the Funds may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to the Funds is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The Funds, however, intend to enter into repurchase agreements only with financial institutions and dealers believed by First Trust to present minimal credit risks in accordance with criteria established by the Board of Trustees. First Trust will review and monitor the creditworthiness of such institutions. First Trust monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. First Trust does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

                   (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

                   (6) Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. A Fund's portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because a Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Funds may only invest in commercial paper rated A-1 or better by S&P, Prime-1 or higher by Moody's or Fitch 2 or higher by Fitch.

PORTFOLIO TURNOVER

         The Funds buy and sell portfolio securities in the normal course of their investment activities. The proportion of a Fund's investment portfolio that is sold and replaced with new securities during a year is known as a Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Fund sold and replaced securities valued at 100% of its net assets within one year. Active trading would result in the payment by a Fund of increased brokerage costs and expenses.

HEDGING STRATEGIES

General Description of Hedging Strategies

         The Funds may engage in hedging activities. First Trust may cause the Funds to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts to attempt to hedge each Fund's holdings.

         Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and Futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

         The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association, the Futures industry's self-regulatory organization.

         The foregoing limitations are not fundamental policies of the Funds and may be changed without shareholder approval as regulatory agencies permit.

Asset Coverage for Futures and Options Positions

         The Funds will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

         The Funds may purchase stock index options, sell stock index options in order to close out existing positions, and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the stock index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

         A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line(R) Composite Indices or a more narrow market index, such as the Standard & Poor's
100. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, the AMEX, the NYSE Arca, Inc. and the Philadelphia Stock Exchange.

         The Funds' use of stock index options is subject to certain risks. Successful use by a Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Funds' securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and a Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Fund.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

         There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, a Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

         The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Funds.

Futures Contracts

         The Funds may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by a Fund or for other purposes permissible under the Commodity Exchange Act (the "CEA"). A Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Funds will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national Futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Chicago Board of Trade and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

         An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the Futures Contract.

         Margin is the amount of funds that must be deposited by a Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain a Fund's open positions in Futures Contracts. A margin deposit is intended to ensure a Fund's performance of the Futures Contract.

         The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

         If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. In computing daily NAV, a Fund will mark to market the current value of its open Futures Contracts. The Funds expect to earn interest income on their margin deposits.

         Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

         Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some investors to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a Futures position. A Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         A public market exists in Futures Contracts covering a number of indices, including but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index(R), the Value Line(R) Composite Index and the NYSE Composite Index(R).

Options on Futures

         The Funds may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

         The Funds may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Funds use put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge a Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in a Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, a Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by a Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities a Fund intends to acquire.

         As with investments in Futures Contracts, the Funds are required to deposit and maintain margin with respect to put and call options on Futures Contracts written by them. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by a Fund. A Fund will earmark or set aside in a segregated account at such Fund's custodian, liquid assets, such as cash, U.S. Government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

         The risks associated with the use of options on Futures Contracts include the risk that the Funds may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

                              SUBLICENSE AGREEMENTS

         The Select Dividend 30 Index Fund has entered into a sublicense agreement (the "STOXX Sublicense Agreement") with First Trust and STOXX Limited ("STOXX"), that grants the Select Dividend 30 Index Fund and First Trust a non-exclusive and non-transferable sublicense to use certain intellectual property of STOXX in connection with the issuance, distribution, marketing and/or promotion of the Select Dividend 30 Index Fund. Pursuant to the STOXX Sublicense Agreement, the Select Dividend 30 Index Fund has agreed to be bound by certain provisions of a product license agreement by and between STOXX and First Trust (the "STOXX Product License Agreement"). Pursuant to the STOXX Product License Agreement, First Trust will pay the STOXX an annual license fee of 0.06% of the average daily net assets of the Select Dividend 30 Index Fund, assessed quarterly, provided that, the minimum annual payment paid to STOXX under the STOXX Product License Agreement shall be $75,000. The Select Dividend 30 Index Fund will reimburse First Trust for the costs associated with the STOXX Product License Agreement.

         The Global Real Estate Index Fund has entered into a sublicense agreement (the "FTSE Sublicense Agreement") with First Trust that grants the Global Real Estate Index Fund a non-exclusive and non-transferable sublicense to use certain intellectual property of FTSE International Limited ("FTSE") in connection with the issuance, distribution, marketing and/or promotion of the Global Real Estate Index Fund. Pursuant to the FTSE Sublicense Agreement, the Global Real Estate Index Fund has agreed to be bound by certain provisions of a product license agreement by and between FTSE and First Trust (the "FTSE Product License Agreement"). Pursuant to the FTSE Product License Agreement, First Trust will pay FTSE an annual license fee of 0.12% of the average daily net assets of the Global Real Estate Index Fund. The Global Real Estate Index Fund will reimburse First Trust for the costs associated with the FTSE Product License Agreement.

                                INVESTMENT RISKS

Overview

         An investment in a Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of a Fund may decline. The Funds may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in a Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

         Shareholders of common stocks of the type held by the Funds have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Funds will fluctuate over the life of the Funds and may be more or less than the price at which they were purchased by the Funds. The equity securities held in the Funds may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of a Fund's purchase and sale of the equity securities and other factors.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

         In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

                   (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Funds to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio manager's judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with a Fund's objective, investment limitations, and operating policies. In making such a judgment, the portfolio manager will analyze the benefits and risks of the derivative transactions and weigh them in the context of a Fund's overall investments and investment objective.

                   (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter ("OTC") derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Funds will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Funds. The Funds will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

                   (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

                   (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Funds might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when they take positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair a Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

                   (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

                   (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

                                FUNDS MANAGEMENT

         The general supervision of the duties performed for the Funds under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Funds, choose the Trust's officers and hire the Trust's investment adviser. The officers of the Trust manage its day-to-day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable.

NAME, ADDRESS                 POSITION AND OFFICES  TERM OF OFFICE    PRINCIPAL OCCUPATIONS        NUMBER OF       OTHER
AND DATE OF BIRTH             WITH TRUST            AND YEAR FIRST    DURING PAST 5 YEARS          PORTFOLIOS IN   TRUSTEESHIPS OR
                                                    ELECTED OR                                     THE FIRST       DIRECTORSHIPS
                                                    APPOINTED                                      TRUST FUND      HELD BY TRUSTEE
                                                                                                   COMPLEX
                                                                                                   OVERSEEN BY
                                                                                                   TRUSTEE
Trustee who is an Interested
Person of the Trust
----------------------------
James A. Bowen(1)             President, Chairman   o Indefinite      President, First Trust       58 Portfolios   Trustee of
1001 Warrenville Road,        of the Board, Chief     term            Advisors L.P. and First                      Wheaton College
  Suite 300                   Executive Officer     o 2006            Trust Portfolios L.P.;
Lisle, IL 60532               and Trustee                             Chairman of the Board of
D.O.B.: 09/55                                                         Directors, BondWave LLC
                                                                      (Software Development
                                                                      Company/Broker-Dealer)
                                                                      and Stonebridge Advisors
                                                                      LLC (Investment Adviser)
Trustees who are not
Interested Persons of the
Trust
Richard E. Erickson           Trustee               o Indefinite      Physician; President,        58 Portfolios   None
c/o First Trust Advisors L.P.                         term            Wheaton Orthopedics; Co-
1001 Warrenville Road,                              o 2006            owner and Co-director
  Suite 300                                                           (January 1996 to May
Lisle, IL 60532                                                       2007), Sports Med Center
D.O.B.: 04/51                                                         for Fitness; Limited
                                                                      Partner, Gundersen Real
                                                                      Estate Partnership;
                                                                      Limited Partner,
                                                                      Sportsmed LLC

Thomas R. Kadlec              Trustee               o Indefinite      Senior Vice President and    58 Portfolios   None
c/o First Trust Advisors L.P.                         term            Chief Financial Officer
1001 Warrenville Road,                              o 2006            (May 2007 to Present),
  Suite 300                                                           Vice President and Chief
Lisle, IL 60532                                                       Financial Officer (1990
D.O.B.: 11/57                                                         to May 2007), ADM
                                                                      Investor Services, Inc.
                                                                      (Futures Commission
                                                                      Merchant); Vice President
                                                                      (May 2005 to Present),
                                                                      ADM Derivatives, Inc.;
                                                                      Registered Representative
                                                                      (2000 to Present),
                                                                      Segerdahl & Company,
                                                                      Inc., a FINRA member
                                                                      (Broker-Dealer)

Robert F. Keith               Trustee               o Indefinite      President (2003 to           58 Portfolios   None
c/o First Trust Advisors L.P.                         term            Present), Hibs
1001 Warrenville Road,                              o 2006            Enterprises (Financial
  Suite 300                                                           and Management
Lisle, IL 60532                                                       Consulting); President
D.O.B.: 11/56                                                         (2001 to 2003), Aramark
                                                                      Service Master
                                                                      Management; President and
                                                                      Chief Operating Officer
                                                                      (1998 to 2003), Service
                                                                      Master Management Services


                                     - 19 -



NAME, ADDRESS                 POSITION AND OFFICES  TERM OF OFFICE    PRINCIPAL OCCUPATIONS        NUMBER OF       OTHER
AND DATE OF BIRTH             WITH TRUST            AND YEAR FIRST    DURING PAST 5 YEARS          PORTFOLIOS IN   TRUSTEESHIPS OR
                                                    ELECTED OR                                     THE FIRST       DIRECTORSHIPS
                                                    APPOINTED                                      TRUST FUND      HELD BY TRUSTEE
                                                                                                   COMPLEX
                                                                                                   OVERSEEN BY
                                                                                                   TRUSTEE

Niel B. Nielson               Trustee               o Indefinite      President (June 2002 to      58 Portfolios   Director of
c/o First Trust Advisors L.P.                         term            Present), Covenant College                   Covenant
1001 Warrenville Road,                              o 2006                                                         Transport Inc.
  Suite 300
Lisle, IL 60532
D.O.B.: 03/54

Officers of the Trust
---------------------

Mark R. Bradley               Treasurer,            o Indefinite      Chief Financial Officer,     N/A             N/A
1001 Warrenville Road,        Controller, Chief       term            First Trust Advisors L.P.
  Suite 300                   Financial Officer     o 2006            and First Trust
Lisle, IL 60532               and Chief Accounting                    Portfolios L.P.; Chief
D.O.B.: 11/57                 Officer                                 Financial Officer,
                                                                      BondWave LLC (Software
                                                                      Development
                                                                      Company/Broker-Dealer)
                                                                      and Stonebridge Advisors
                                                                      LLC (Investment Adviser)

Kelley Christensen            Vice President        o Indefinite      Assistant Vice President,    N/A             N/A
1001 Warrenville Road,                                term            First Trust Advisors L.P.
  Suite 300                                         o 2006            and First Trust
Lisle, IL 60532                                                       Portfolios L.P.
D.O.B.: 09/70

James M. Dykas                Assistant Treasurer   o Indefinite      Senior Vice President        N/A             N/A
1001 Warrenville Road,                                term            (April 2007 to Present),
  Suite 300                                         o 2006            Vice President (January
Lisle, IL 60532                                                       2005 to April 2007),
D.O.B.: 01/66                                                         First Trust Advisors L.P.
                                                                      and First Trust
                                                                      Portfolios L.P.;
                                                                      Executive Director
                                                                      (December 2002 to January
                                                                      2005), Vice President
                                                                      (December 2000 to
                                                                      December 2002), Van
                                                                      Kampen Asset Management
                                                                      and Morgan Stanley
                                                                      Investment Management

W. Scott Jardine              Secretary and Chief   o Indefinite      General Counsel, First       N/A             N/A
1001 Warrenville Road,        Compliance Officer      term            Trust Advisors L.P. and
  Suite 300                                         o 2006            First Trust Portfolios
Lisle, IL 60532                                                       L.P.; Secretary, BondWave
D.O.B.: 05/60                                                         LLC (Software Development
                                                                      Company/Broker-Dealer)
                                                                      and Stonebridge Advisors
                                                                      LLC (Investment Adviser)

Daniel J. Lindquist           Vice President        o Indefinite      Senior Vice President        N/A             N/A
1001 Warrenville Road,                                term            (September 2005 to
  Suite 300                                         o 2006            Present), Vice President
Lisle, IL 60532                                                       (April 2004 to September
D.O.B.: 02/70                                                         2005), First Trust
                                                                      Advisors L.P. and First
                                                                      Trust Portfolios L.P.;
                                                                      Chief Operating Officer
                                                                      (January 2004 to April
                                                                      2004), Mina Capital
                                                                      Management, LLC; Chief
                                                                      Operating Officer (April
                                                                      2000 to January 2004),
                                                                      Samaritan Asset
                                                                      Management Services, Inc.


                                     - 20 -



NAME, ADDRESS                 POSITION AND OFFICES  TERM OF OFFICE    PRINCIPAL OCCUPATIONS        NUMBER OF       OTHER
AND DATE OF BIRTH             WITH TRUST            AND YEAR FIRST    DURING PAST 5 YEARS          PORTFOLIOS IN   TRUSTEESHIPS OR
                                                    ELECTED OR                                     THE FIRST       DIRECTORSHIPS
                                                    APPOINTED                                      TRUST FUND      HELD BY TRUSTEE
                                                                                                   COMPLEX
                                                                                                   OVERSEEN BY
                                                                                                   TRUSTEE

Kristi A. Maher               Assistant Secretary   o Indefinite      Deputy General Counsel       N/A             N/A
1001 Warrenville Road,                                term            (May 2007 to Present),
  Suite 300                                         o 2006            Assistant General Counsel
Lisle, IL 60532                                                       (March 2004 to May 2007),
D.O.B.: 12/66                                                         First Trust Advisors L.P.
                                                                      and First Trust
                                                                      Portfolios L.P.;
                                                                      Associate (December 1995
                                                                      to March 2004), Chapman
                                                                      and Cutler LLP

Roger F. Testin               Vice President        o Indefinite      Senior Vice President        N/A             N/A
1001 Warrenville Road,                                term            (November 2003 to
  Suite 300                                         o 2006            Present), Vice President
Lisle, IL 60532                                                       (August 2001 to November
D.O.B.: 06/66                                                         2003), First Trust
                                                                      Advisors L.P. and First
                                                                      Trust Portfolios L.P.

Stan Ueland                   Vice President        o Indefinite      Vice President .(August      N/A             N/A
1001 Warrenville Road,                                term            2005 to Present), First
  Suite 300                                         o 2006            Trust Advisors L.P. and
Lisle, IL 60532                                                       First Trust Portfolios
D.O.B.: 11/70                                                         L.P; Vice President (May
                                                                      2004 to August 2005),
                                                                      BondWave LLC (Software
                                                                      Development
                                                                      Company/Broker-Dealer);
                                                                      Account Executive
                                                                      (January 2003 to May
                                                                      2004), Mina Capital
                                                                      Management, LLC and
                                                                      Samaritan Asset
                                                                      Management Services,
                                                                      Inc.; Sales Consultant
                                                                      (January 1997 to January
                                                                      2003), Oracle Corporation
____________________

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position of President of First Trust, investment adviser of the Funds.

         The Board of Trustees has four standing committees: the Executive Committee (Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board of Trustees meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board known as the Pricing and Dividend Committee, which is authorized to exercise all of the powers and authority of the Board in respect of the declaration and setting of dividends. Mr. Bowen and the lead Trustee are members of the Executive Committee. During the last fiscal year, the Executive Committee did not meet.

         The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Board. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including Shareholders. When a vacancy on the Board occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including Shareholders of the Funds. To submit a recommendation for nomination as a candidate for a position on the Board, Shareholders of the Funds shall mail such recommendation to W. Scott Jardine at the Funds' address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund Shareholder); (b) a full description of the proposed candidate's background, including his or her education, experience, current employment and date of birth; (c) names and addresses of at least three professional references for the candidate; (d) information as to whether the candidate is an "interested person" in relation to the Funds, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (e) any other information that may be helpful to the Nominating and Governance Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the chairman of the Nominating and Governance Committee and the outside counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. During the last fiscal year, the Nominating and Governance Committee held four meetings.

         The Valuation Committee is responsible for the oversight of the pricing procedures of the Funds. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Valuation Committee. During the last fiscal year, the Valuation Committee held four meetings.

         The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee. During the last fiscal year, the Audit Committee held four meetings.

         Messrs. Erickson, Nielson, Kadlec, Keith and Bowen are trustees of one open-end mutual fund with eight portfolios, 14 closed-end funds and three exchange-traded fund trusts with 36 portfolios (collectively, the "First Trust Fund Complex"). None of the Trustees who are not "interested persons" of the Trust, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios L.P. ("First Trust Portfolios") or their affiliates. In addition, Mr. Bowen and the other officers of the Trust (other than Stan Ueland and Roger Testin) hold the same positions with the other funds and trusts of the First Trust Fund Complex as they hold with the Trust. Mr. Ueland, Vice President of the Trust, serves in the same position for the other exchange-traded fund trusts of the First Trust Fund Complex. Mr. Testin, Vice President of the Trust, serves in the same position for the other exchange-traded fund trusts and open-end mutual fund of the First Trust Fund Complex.

         Each Independent Trustee is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. No additional meeting fees are paid in connection with board or committee meetings.

         Additionally, for all the trusts in the First Trust Fund Complex, Dr. Erickson is paid annual compensation of $10,000 to serve as the lead Trustee, Mr. Keith is paid annual compensation of $5,000 to serve as the chairman of the Audit Committee, Mr. Kadlec is paid annual compensation of $2,500 to serve as chairman of the Valuation Committee and Mr. Nielson is paid annual compensation of $2,500 to serve as the chairman of the Nominating and Governance Committee, effective January 1, 2008. Each chairman will serve two years before rotating to serve as a chairman of another committee. The annual compensation is allocated equally among each of the trusts in the First Trust Fund Complex.

         During the calendar year ended December 31, 2007, for all the trusts in the First Trust Fund Complex, Mr. Kadlec was paid $10,000 to serve as the lead Trustee, Mr. Nielson was paid $5,000 to serve as chairman of the Audit Committee and Dr. Erickson was paid $0 to serve as chairman of the Nominating and Governance Committee and the Valuation Committee. The annual compensation was allocated equally among each of the trusts in the First Trust Fund Complex.

         The following table sets forth the estimated compensation to be paid by the Trust projected during a full fiscal year to each of the Trustees and the total compensation paid to each of the Trustees by the First Trust Fund Complex for the calendar year ended December 31, 2007. The Trust has no retirement or pension plans. The officers and Trustee who are "interested persons" as designated above serve without any compensation from the Trust.

                          TOTAL COMPENSATION      TOTAL COMPENSATION FROM
 NAME OF TRUSTEE           FROM THE TRUST(1)   THE FIRST TRUST FUND COMPLEX(2)
 James A. Bowen                      $0                       $0
 Richard E. Erickson            $10,000                 $156,875
 Thomas R. Kadlec                $9,583                 $166,875
 Robert F. Keith(3)              $9,722                 $154,375
 Niel B. Nielson                 $9,583                 $161,875
____________________

(1) The compensation estimated to be paid by the Trust to the Trustees for a full fiscal year for services to the Trust.

(2) The total compensation paid to the Independent Trustees for the year ended December 31, 2007 for services to the eight portfolios of First Defined Portfolio Fund, LLC, an open-end fund (four portfolios of First Defined Portfolio Fund, LLC were liquidated on March 16, 2007), 14 closed-end funds and 36 series of the First Trust Exchange-Traded Fund, the Trust and First Trust Exchange-Traded AlphaDEXTM Fund, all advised by First Trust.

(3) Mr. Keith joined the Board of Trustees of certain funds in the First Trust Fund Complex on June 12, 2006 and First Defined Portfolio Fund, LLC on April 30, (2007.)

         The Trust has no employees. Its officers are compensated by First
Trust.

         The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Funds and in other funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2007:

                                                AGGREGATE DOLLAR RANGE OF
                    DOLLAR RANGE OF                EQUITY SECURITIES IN
                   EQUITY SECURITIES       ALL REGISTERED INVESTMENT COMPANIES
                     IN THE FUNDS         OVERSEEN BY TRUSTEE IN THE FIRST TRUST
TRUSTEE         (NUMBER OF SHARES HELD)                FUND COMPLEX
Mr. Bowen                None                        Over $100,000
Dr. Erickson             None                        Over $100,000
Mr. Kadlec               None                        Over $100,000
Mr. Keith                None                        Over $100,000
Mr. Nielson              None                        $50,001-$100,000

         As of the date of this Statement of Additional Information, the Trustees who are not "interested persons" of the Trust and immediate family members do not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Funds or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.

         As of the date of this Statement of Additional Information, the officers and Trustees, in the aggregate, owned less than 1% of the Shares of each Fund.

         No single shareholder or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934) beneficially owned more than 5% of the outstanding Shares of either Fund, except as noted in the following table. Information as to beneficial ownership contained in the chart below is based on reports filed with the SEC and securities positions listing reports as of December 31, 2007. There is no knowledge of the identity of the underlying holders.

-------------------------------------------- ------------------------------------ ---------------------------
                                                                                  % OUTSTANDING SHARES
NAME AND ADDRESS OF BENEFICIAL OWNER         SHARES BENEFICIALLY OWNED            BENEFICIALLY OWNED
-------------------------------------------- ------------------------------------ ---------------------------
Raymond James & Associates, Inc.             7,478 shares of Global Real Estate             7.48%
880 Carillon Parkway                                     Index Fund
St. Petersburg, FL 33716
-------------------------------------------- ------------------------------------ ---------------------------
Goldman Sachs L.P.                              66,150 shares of Global Real                66.15%
30 Hudson Street                                      Estate Index Fund
Jersey City, NJ 07302-4699
-------------------------------------------- ------------------------------------ ---------------------------
Merrill Lynch                                9,357 shares of Global Real Estate             9.36%
101 Hudson Street, 9th Floor                             Index Fund
Jersey City, NJ 07302
-------------------------------------------- ------------------------------------ ---------------------------


                                     - 24 -



-------------------------------------------- ------------------------------------ ---------------------------
                                                                                  % OUTSTANDING SHARES
NAME AND ADDRESS OF BENEFICIAL OWNER         SHARES BENEFICIALLY OWNED            BENEFICIALLY OWNED
-------------------------------------------- ------------------------------------ ---------------------------
Citigroup Global Markets Inc.                 53,839 shares of Select Dividend              10.70%
333 West 34th Street                                    30 Index Fund
New York, NY 10001
-------------------------------------------- ------------------------------------ ---------------------------
Goldman Sachs L.P.                            39,275 shares of Select Dividend              7.80%
30 Hudson Street                                        30 Index Fund
Jersey City, NJ 07302-4699
-------------------------------------------- ------------------------------------ ---------------------------
LPL Corp.                                     37,750 shares of Select Dividend              7.50%
9785 Towne Center Drive                                 30 Index Fund
San Diego, CA 92121-1968
-------------------------------------------- ------------------------------------ ---------------------------
The Bank of Novia Scotia                      258,108 shares of Select Dividend             51.28%
P.O. Box 4085                                           30 Index Fund
Station A
Toronto, ON M5W 2X6
-------------------------------------------- ------------------------------------ ---------------------------
Merrill Lynch                                 42,201 shares of Select Dividend              8.38%
101 Hudson Street, 9th Floor                            30 Index Fund
Jersey City, NJ 07302
-------------------------------------------- ------------------------------------ ---------------------------

         The Board of Trustees of the Trust, including the Independent Trustees, approved the Investment Management Agreement (the "Investment Management Agreement") for each Fund for an initial two-year term at a meeting held on April 16, 2007. The Board of Trustees determined that the Investment Management Agreement is in the best interests of each Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

         Investment Adviser. First Trust provides investment tools and portfolios for advisers and investors. First Trust is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

         First Trust acts as investment adviser for and manages the investment and reinvestment of the assets of the Funds. First Trust also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

         Pursuant to the Investment Management Agreement between First Trust and the Trust, each Fund has agreed to pay an annual management fee equal to 0.40% of its average daily net assets.

         Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, sublicensing fees, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets until

August 30, 2009. Expenses borne by First Trust are subject to reimbursement by the Funds up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund at any time if it would result in a Fund's expenses exceeding 0.60% of average daily net assets.

         Under the Investment Management Agreement, First Trust shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of First Trust in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement continues until two years after the initial issuance of Fund Shares, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Funds by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to First Trust, or by First Trust on 60 days' written notice to the Funds.

         First Trust is located at 1001 Warrenville Road, Lisle, Illinois 60532.

         The following table sets forth the management fees (net of fee waivers and expense reimbursements) paid by each Fund and the fees waived and expenses reimbursed by First Trust for the specified period.

                              AMOUNT OF MANAGEMENT FEES (NET OF
                                   FEE WAIVERS AND EXPENSE                       AMOUNT OF FEES WAIVED AND EXPENSES
                                 REIMBURSEMENTS BY FIRST TRUST)                       REIMBURSED BY FIRST TRUST
                                         (FOR THE PERIOD                                 (FOR THE PERIOD
          FUND                            ENDED 9/30/07)                                 ENDED 9/30/07)

  FIRST TRUST DJ STOXX(R)                       $0                                           $52,139
SELECT DIVIDEND 30 INDEX
          FUND

    FIRST TRUST FTSE                            $0                                           $48,855
 EPRA/NAREIT GLOBAL REAL
    ESTATE INDEX FUND

         Investment Committee. The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Funds. There are currently six members of the Investment Committee, as follows:

                                POSITION WITH               LENGTH OF SERVICE        PRINCIPAL OCCUPATION
NAME                            FIRST TRUST                 WITH FIRST TRUST         DURING PAST FIVE YEARS

Daniel J. Lindquist             Senior Vice President       Since 2004               Senior Vice President, First Trust and
                                                                                     First Trust Portfolios L.P. (September 2005 to
                                                                                     Present); Vice President, First Trust and First
                                                                                     Trust Portfolios L.P. (April 2004 to September
                                                                                     2005); Chief Operating Officer, Mina Capital
                                                                                     Management, LLC (January 2004 to April 2004);
                                                                                     Chief Operating Officer, Samaritan Asset
                                                                                     Management Services, Inc. (April 2000 to
                                                                                     January 2004),

Robert F. Carey                 Chief Investment Officer    Since 1991               Chief Investment Officer and Senior Vice
                                and Senior Vice President                            President, First Trust; Senior Vice President,
                                                                                     First Trust Portfolios L.P.

Jon C. Erickson                 Senior Vice President       Since 1994               Senior Vice President, First Trust and
                                                                                     Trust Portfolios L.P. (August 2002 to Present);
                                                                                     Vice President, First Trust and First Trust
                                                                                     Portfolios L.P. (March 1994 to August 2002)

David G. McGarel                Senior Vice President       Since 1997               Senior Vice President, First Trust and
                                                                                     First Trust Portfolios L.P. (August 2002 to
                                                                                     present); Vice President, First Trust and First
                                                                                     Trust Portfolios L.P. (August 1997 to August
                                                                                     2002)

Roger F. Testin                 Senior Vice President       Since 2001               Senior Vice President, First Trust and
                                                                                     First Trust Portfolios L.P. (November 2003 to
                                                                                     Present); Vice President, First Trust and First
                                                                                     Trust Portfolios L.P. (August 2001 to November
                                                                                     2003); Analyst, Dolan Capital Management (1998
                                                                                     to 2001)


                                     - 27 -



                                POSITION WITH               LENGTH OF SERVICE        PRINCIPAL OCCUPATION
NAME                            FIRST TRUST                 WITH FIRST TRUST         DURING PAST FIVE YEARS

Stan Ueland                     Vice President              Since 2005               Vice President of First Trust and First Trust
                                                                                     Portfolios L.P. (August 2005 to Present); Vice
                                                                                     President; BondWave LLC (May 2004 to August
                                                                                     2005); Account Executive, Mina Capital
                                                                                     Management, LLC and Samaritan Asset Management
                                                                                     Services, Inc. (January 2003 to May 2004);
                                                                                     Sales Consultant, Oracle Corporation (January
                                                                                     1997 to January 2003)

         Daniel J. Lindquist: Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Funds' investment strategies.

         Robert F. Carey: As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

         Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

         David G. McGarel: As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

         Roger F. Testin: As head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the Funds' portfolios.

         Stan Ueland: Mr. Ueland plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust.

         No member of the Investment Committee beneficially owned any Shares of a Fund.

         Compensation. The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as performance of the Funds or the value of assets included in the Funds' portfolios. In addition, Mr. Carey, Mr.

Erickson, Mr. Lindquist and Mr. McGarel also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

         The Investment Committee manages other investment vehicles and accounts in addition to the Funds. The number of accounts and total assets (excluding the Funds), as of the fiscal year ended September 30, 2007, are set forth in the table below:

                    ACCOUNTS MANAGED BY INVESTMENT COMMITTEE

                                         REGISTERED INVESTMENT          OTHER POOLED
                                              COMPANIES             INVESTMENT VEHICLES
                                          NUMBER OF ACCOUNTS         NUMBER OF ACCOUNTS      OTHER ACCOUNTS NUMBER OF
INVESTMENT COMMITTEE MEMBER                   ($ ASSETS)                 ($ ASSETS)            ACCOUNTS ($ ASSETS)

Robert F. Carey                           58 ($4,254,382,097)         3 ($485,592,857)         3,828 ($948,620,628)

Roger F. Testin                           58 ($4,254,382,097)         3 ($485,592,857)         3,828 ($948,620,628)

Jon C. Erickson                           58 ($4,254,382,097)         3 ($485,592,857)         3,828 ($948,620,628)

David G. McGarel                          58 ($4,254,382,097)         3 ($485,592,857)         3,828 ($948,620,628)

Daniel J. Lindquist                       58 ($4,254,382,097)         3 ($485,592,857)         3,828 ($948,620,628)

Stan Ueland                                33 ($940,628,911)               0 ($0)                     0 ($0)
____________________

         None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Funds' investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategy of the Funds and the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Funds and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Funds and other accounts managed by the Investment Committee.

                              BROKERAGE ALLOCATIONS

         First Trust is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund's Futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Funds may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of Shares.

         Section 28(e) of the Securities Exchange Act of 1934 permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

         In light of the above, in selecting brokers, First Trust may consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. First Trust believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. The Investment Management Agreement provides that such higher commissions will not be paid by the Funds unless the adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Funds to First Trust under the Investment Management Agreement are not reduced as a result of receipt by First Trust of research services. First Trust has advised the Board of Trustees that it does not use soft dollars.

         First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Funds effect their securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Funds. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between a Fund and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

BROKERAGE COMMISSIONS

         The following table sets forth the aggregate amount of brokerage commissions paid by each Fund for the specified period:

                                                  AGGREGATE AMOUNT OF
                                                 BROKERAGE COMMISSIONS
                     FUND              (FOR THE PERIOD ENDED SEPTEMBER 30, 2007)

FIRST TRUST DJ STOXX(R) SELECT
DIVIDEND 30 INDEX FUND                                  $163

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL                $235
ESTATE INDEX FUND

         Administrator. The Bank of New York Mellon Corporation ("BONY") serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286.

         BONY serves as Administrator for the Trust pursuant to a Fund Administration and Accounting Agreement. Under such agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Funds. BONY will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with federal and state securities laws.

         Pursuant to the Fund Administration and Accounting Agreement, the Trust on behalf of the Funds has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

         Pursuant to the Fund Administration and Accounting Agreement between BONY and the Trust, the Funds have agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BONY in the performance of its duties. The following table sets forth the aggregate amount paid to BONY under the Fund Administration and Accounting Agreement.

PERIOD                            AGGREGATE AMOUNT PAID TO ADMINISTRATOR

Ended September 30, 2007                          $360

         PFPC, Inc. ("PFPC"), 301 Bellevue Parkway, Wilmington, Delaware 19809, provides certain board administrative services to the Trust in connection with the Board's meetings and other related matters.


         CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT,
            INDEX PROVIDER, ADDITIONAL SERVICE PROVIDER AND EXCHANGE

         Custodian. BONY, as custodian for the Funds pursuant to a Custody Agreement, holds each Fund's assets which may be held through U.S. and non-U.S. subcustodians and depositories BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency and Service Agreement. As the Funds' accounting agent, BONY calculates net income and realized capital gains or losses. For services in such capacities BONY receives such compensation as is mutually agreed between BONY and the Trust, and BONY may be reimbursed by the Funds for its out-of-pocket expenses.

         Distributor. First Trust Portfolios is the Distributor and principal underwriter of the Shares of the Funds. Its principal address is 1001 Warrenville Road, Lisle, Illinois 60532. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

         For the fiscal year ended September 30, 2007, there were no underwriting commissions with respect to the sale of Fund Shares and First Trust Portfolios did not receive compensation on redemptions for the Funds for that period.

         12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Funds may reimburse the Distributor up to a maximum annual rate of 0.25% its average daily net assets.

         Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

         The Plan was adopted in order to permit the implementation of the Funds' method of distribution. However, no such fee is currently paid by a Fund, and pursuant to a contractual agreement, the Funds will not pay 12b-1 fees any time before April 30, 2009.

         No fees were charged under the Plan in 2007.

         Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the Financial Industry Regulatory Authority ("FINRA").

         The Distribution Agreement provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         The Distributor shall enter into agreements with participants that utilize the facilities of the Depository Trust Company (the "DTC Participants"), which have international, operational, capabilities and place orders for Creation Unit Aggregations of Fund Shares. Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) shall be DTC Participants (as defined in "DTC Acts as Securities Depository for Fund Shares" below).

         Index Provider. The Select Dividend 30 Index that the Select Dividend 30 Index Fund seeks to track is compiled by STOXX. The Global Real Estate Index that the Global Real Estate Index Fund seeks to track is compiled by FTSE.

         Neither Index Provider is affiliated with the Funds, First Trust Portfolios or First Trust. Each Fund is entitled to use its respective Index pursuant to a sublicensing arrangement by and between each Fund, the Index Provider and First Trust, which in turn has a license agreement with the Index Provider.

         "STOXX" and "Dow Jones STOXX(R) Select Dividend 30 Index" are trademarks of STOXX and Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Select Dividend 30 Index Fund. The Select Dividend 30 Index Fund, based on the Select Dividend 30 Index, is not sponsored, endorsed, sold or promoted by STOXX or Dow Jones and neither STOXX nor Dow Jones makes any representation regarding the advisability of trading or investing in such product.

         The Select Dividend 30 Index Fund is not sponsored, endorsed, sold or promoted by Stoxx or Dow Jones. Neither STOXX nor Dow Jones makes any representation or warranty, express or implied, to the owners of the Select Dividend 30 Index Fund or any member of the public regarding the advisability of trading in the Select Dividend 30 Index Fund. STOXX's only relationship to First Trust and the Select Dividend 30 Index Fund is the licensing of certain trademarks and trade names of STOXX , Dow Jones and the Select Dividend 30 Index which is determined, composed and calculated by STOXX without regard to first trust or the Select Dividend 30 Index Fund. Neither STOXX nor Dow Jones has any obligation to take the needs of First Trust, the Select Dividend 30 Index Fund or the owners of the Select Dividend 30 Index Fund into consideration in determining composing or calculating the Select Dividend 30 Index. Neither STOXX nor Dow Jones is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Select Dividend 30 Index Fund to be listed or in the determination or calculation of the equation by which the Select Dividend 30 Index Fund is to be converted into cash. Neither STOXX nor Dow Jones has any obligation or liability in connection with the administration, marketing or trading of the Select Dividend 30 Index Fund.

         NEITHER STOXX NOR DOW JONES GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND STOXX AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STOXX AND DOW JONES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. STOXX AND DOW JONES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STOXX OR DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN STOXX AND FIRST TRUST OR THE FUND.

         The Shares of the Global Real Estate Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE or by the London Stock Exchange Plc (the "London Exchange"), The Financial Times Limited ("FT"), Euronext N.V. ("Euronext"), European Public Real Estate Association ("EPRA") and National Association of Real Estate Investment Trusts ("NAREIT") and neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Index and/or the figure at which the said Global

Real Estate Index stands at any particular time on any particular day or otherwise. The Global Real Estate Index is compiled and calculated by FTSE. However, neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE, Euronext, London Exchange, FT, EPRA or NAREIT shall be under any obligation to advise any person of any error therein.

         FTSE(R) is a trademark of the London Exchange and the FT and is used by FTSE under license. EPRA(R) is a trademark of the EPRA and NAREIT(R) is a trademark of the NAREIT.

         Additional Service Provider. Telekurs (USA), Inc. or its designee ("Telekurs"), River Bend Center, One Omega Drive, Building 3, Stamford, Connecticut 06907, calculates the intra-day values for the Shares of the Funds. The Funds will reimburse First Trust for some or all of the fees paid to Telekurs.

         Exchange. The only relationship that the AMEX has with First Trust or the Distributor of the Funds in connection with the Funds is that the AMEX lists the Shares of the Funds and disseminates the intra-day portfolio values that are calculated by Telekurs pursuant to its Listing Agreement with the Trust. The AMEX is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. The AMEX has no obligation or liability in connection with the administration, marketing or trading of the Funds.

                             ADDITIONAL INFORMATION

         Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

         DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

         Intra-Day Portfolio Value. The price of a non-U.S. security that is primarily traded on a non-U.S. exchange shall be updated every 15 seconds throughout its trading day, provided, that upon the closing of such non-U.S. exchange the closing price of the security will be used throughout the remainder of the business day where the markets remain open. These exchange rates may differ from those used by First Trust and consequently result in intra-day portfolio values that may vary. Furthermore, in calculating the intra-day portfolio values of each Fund's Shares. Telekurs shall use the exchange rates throughout the day (9:00 a.m. to 4:15 p.m. Eastern Time) that it deems to be most appropriate.

                      PROXY VOTING POLICIES AND PROCEDURES

         The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Funds are voted consistently and solely in the best economic interests of the Funds.

         A senior member of First Trust is responsible for oversight of the Funds' proxy voting process. First Trust has engaged the services of Institutional Shareholder Services, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Funds. ISS provides voting recommendations based upon established guidelines and practices. First Trust reviews ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, First Trust may not vote in accordance with the ISS recommendations when First Trust believes that specific ISS recommendations are not in the best interests of the Funds. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. If a client requests First Trust to follow specific voting guidelines or additional guidelines, First Trust will review the request and inform the client only if First Trust is not able to follow the client's request.

         First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies.

         Information regarding how the Funds vote future proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available upon request and without charge on the Funds' website at www.ftportfolios.com, by calling (800) 621-1675 or by accessing the SEC's website at http://www.sec.gov.

         Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. Form N-Q for the Funds is available on the SEC's website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Form N-Q is available without charge, upon request, by calling (800) 621-1675 or (800) 983-0903 or by writing to First Trust Portfolios L.P., 1001 Warrenville Road, Lisle, Illinois 60532.

         Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Funds' portfolio holdings. The Funds' portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX via the NSCC. The basket represents one Creation Unit of the Funds. The Trust, First Trust and BONY will not disseminate non-public information concerning the Trust.

         Code of Ethics. In order to mitigate the possibility that the Funds will be adversely affected by personal trading, the Trust, First Trust and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes are on public file with, and are available from, the SEC.

              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

         Creation. The Trust issues and sells Shares of the Funds only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

         A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of the Funds may consist of (i) cash in lieu of all or a portion of the Deposit Securities, as defined below, and/or (ii) a designated portfolio of equity securities determined by First Trust--the "Deposit Securities"--per each Creation Unit Aggregation ("Fund Securities") and generally an amount of cash--the "Cash Component"--computed as described below. Together, the Deposit Securities and the Cash Component (including the cash in lieu amount) constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Funds.

         The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"--an amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

         The Custodian, through NSCC (discussed below), makes available on each Business Day, the list of the names and the required number of shares of each

Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds.

         Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Funds until such time as the next-announced composition of the Deposit Securities is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Funds changes as rebalancing adjustments and corporate action events are reflected within the Funds from time to time by First Trust with a view to the investment objective of the Funds. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the underlying index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available, may not be available in sufficient quantity for delivery or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. The adjustments described above will reflect changes known to First Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the underlying index or resulting from certain corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Funds.

         Procedures for Creation of Creation Unit Aggregations. In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Funds, an entity must be a DTC Participant (see the Book Entry Only System section), and must have executed an agreement with the Distributor and transfer agent, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below), and have international operational capabilities. A DTC Participant is also referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Unit Aggregations must be received by the transfer agent no later than the closing time of the regular trading session on The New York Stock Exchange ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Funds as determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time on the trade date. A custom order placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available, which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations

(or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the transfer agent pursuant to procedures set forth in the Participant Agreement, as described below. Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the transfer agent or an Authorized Participant.

         For non-U.S. Securities, Deposit Securities must be delivered to an account maintained at the applicable local subcustodian of the Trust on or before the International Contractual Settlement Date (as defined below). If a Deposit Security is an ADR or similar domestic instrument, it may be delivered to the Custodian. The Authorized Participant must also pay on or before the International Contractual Settlement Date immediately available or same-day funds estimated by Trust to be sufficient to pay the Cash Component next determined after acceptance of the Creation Order, together with the applicable Creation Transaction Fee (as defined below) and additional variable amounts, as described below. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the transfer agent pursuant to procedures set forth in the Participant Agreement (as described below). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the transfer agent or an Authorized Participant.

         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Funds have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those persons placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

         Placement of Creation Orders. In order to redeem Creation Units of the Funds, an Authorized Participant must submit an order to redeem for one or more Creation Units. All such order must be received by the Funds' transfer agent in proper form no later than the close of regular trading on the New York Stock Exchange (ordinary 4:00 p.m. Eastern time) in order to receive that day's closing NAV per share. Orders must be placed in proper form by or through an Authorized Participant, which is a DTC Participant, i.e., a subcustodian of the Trust. Deposit Securities must be delivered to the Trust through DTC or NSCC, and Deposit Securities which are non-U.S. securities must be delivered to an account maintained at the applicable local subcustodian of the Trust on or before the International Contractual Settlement Date, as defined below. If a Deposit Security is an ADR or similar domestic instrument, it may be delivered to the Custodian. The Authorized Participant must also pay on or before the

International Contractual Settlement Date immediately available or same-day funds estimated by Trust to be sufficient to pay the Cash Component next determined after acceptance of the Creation Order, together with the applicable Creation Transaction Fee and additional variable amounts, as described below. The "International Contractual Settlement Date" is the earlier of (i) the date upon which all of the required Deposit Securities, the Cash Component and any other cash amounts which may be due are delivered to the Funds or (ii) the latest day for settlement on the customary settlement cycle in the jurisdiction(s) where any of the securities of such Fund are customarily traded. A custom order may be placed by an AP in the event that the Funds permit or requires the substitution of an amount of cash to be added to the Cash Component (if applicable) to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason.

         The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the International Contractual Settlement Date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

         A Creation Unit Aggregation will not be issued until the transfer of good title to the Trust of the portfolio of Deposit Securities, the payment of the Cash Component, the payment of any other cash amounts and the Creation Transaction Fee (as defined below) have been completed. When the required Deposit Securities which are U.S. securities must be delivered to the Trust through DTC or NSCC, and Deposit Securities which are non-U.S. securities have been delivered to the Custodian and each relevant subcustodian confirms to Custodian that the required Deposit Securities which are non-U.S. securities (or, when permitted in the sole discretion of Trust, the cash in lieu thereof) have been delivered to the account of the relevant subcustodian, the Custodian shall notify Distributor and the transfer agent which, acting on behalf of the Trust, will issue and cause the delivery of the Creation Unit Aggregations. The Trust may in its sole discretion permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. If the Distributor, acting on behalf of the Trust, determines that a "cash in lieu" amount will be accepted, Distributor will notify the Authorized Participant and the transfer agent, and the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the "cash in lieu" amount, with any appropriate adjustments as advised by the Trust as discussed below.

         In the event that an order for a Creation Unit is incomplete on the International Contractual Settlement Date because certain or all of the Deposit Securities are missing, the Trust may issue a Creation Unit notwithstanding such deficiency in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by an Additional Cash Deposit with respect undelivered Deposit Securities. The Trust may permit, in its discretion, the Authorized Participant to substitute a different security in lieu of depositing some or all of the Deposit Securities. Substitution of cash or a different security might be permitted or required, for example, because one or more Deposit Securities may be unavailable in the quantity needed or may not be eligible for trading by the Authorized Participant due to local trading restrictions or other restrictions.

         To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of the Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 115% which First Trust may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The Participant Agreement will permit the Funds to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

         Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor with respect to the Funds if: (i) the order is not in proper form;
(ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Funds; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Funds; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or First Trust, have an adverse effect on the Trust, the Funds or the rights of Beneficial Owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and First Trust make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, First Trust, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. In addition, an order may be rejected for practical reasons such as the imposition by a foreign government or a regulatory body of controls, or other monetary, currency or trading restrictions that directly affect the portfolio securities held or systems failures involving computer or other information systems affecting any relevant sub-custodian.

         The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

         Creation Transaction Fee. Purchasers of Creation Units must pay a creation transaction fee (the "Creation Transaction Fee") that is currently $500 for the Select Dividend 30 Index Fund and $4,000 for the Global Real Estate Index Fund. The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Funds' portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Funds' portfolio is adjusted to conform to changes in the composition of the Index. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

         Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions including a requirement to maintain on deposit with a Fund cash at least equal to 115% of the market value of the missing Deposit Securities.

         Redemption of Fund Shares In Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. A redeeming beneficial owner must maintain appropriate security arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which any of the portfolio securities are customarily traded. If such arrangements cannot be made, or it is not possible to effect deliveries of the portfolio securities in a particular jurisdiction or under certain other circumstances (for example, holders may incur unfavorable tax treatment in some countries if they are entitled to receive "in-kind" redemption proceeds), Fund Shares may be redeemed for cash at the discretion of First Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur customary brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

         With respect to the Funds, the Custodian, through the NSCC, makes available on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

         Unless cash redemptions are available or specified for the Funds, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable Redemption Transaction Fee as listed below and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference plus, the applicable Redemption Transaction Fee and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Funds or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

         Redemption Transaction Fee. Parties redeeming Creation Units must pay a redemption transaction fee (the "Redemption Transaction Fee") that is currently $500 for the Select Dividend 30 Index Fund and $4,000 for the Global Real Estate Index Fund. The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in a Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as a Fund's portfolio is adjusted to conform to changes in the composition of the Index. A Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services.

         Placement of Redemption Orders. Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of a Fund is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BONY (in its capacity as Transfer Agent) not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of a Fund specified in such order, which delivery must be made through DTC to BONY; and (iii) all other procedures set forth in the Participant Agreement are properly followed.

         Generally, under the 1940 Act, a Fund would generally be required to make payment of redemption proceeds within seven days after a security is tendered is redemption. However, because the settlement of redemptions of Fund Shares is contingent not only on the settlement cycle of the United States securities markets, but also on delivery cycles of foreign markets, a Fund's redemption proceeds must be paid within the maximum number of calendar days required for such payment or satisfaction in the principal foreign local foreign markets where transactions in portfolio securities customarily clear and settle, but no later than 12 calendar days following tender of a Creation Unit Aggregation. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Funds.

         In connection with taking delivery of shares of Fund Securities upon redemption of shares of the Funds, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

         To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds' Transfer Agent, the Transfer Agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 115%, which First Trust may change from time to time, of the value of the missing shares.

         The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by BONY and marked to market daily, and that the fees of BONY and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by BONY according to the procedures set forth in this Statement of Additional Information under "Determination of NAV" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to BONY by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to BONY prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by BONY on such Transmittal Date. If, however, a redemption order is submitted to BONY by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to BONY by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

         Redemptions of shares for Fund Shares will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

         Because the Portfolio Securities of the Funds may trade on the relevant exchange(s) on days that the listing exchange for a Fund is closed or are otherwise not Business Days for such Fund, stockholders may not be able to redeem their shares of such Fund, or the purchase and sell shares of such Fund on the Listing exchange for a Fund, on days when the NAV of such Fund could be significantly affected by events in the relevant foreign markets.

                                REGULAR HOLIDAYS

         A Fund generally intends to effect deliveries of Creation Units and securities in its portfolio ("Portfolio Securities") on a basis of "T" plus three Business Days (i.e., days on which the New York Stock Exchange is open). A Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable non-U.S. market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

         The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with non-U.S. market holiday schedules, will require a delivery process longer than seven calendar days for some Funds in certain circumstances. The holidays applicable to a Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for a Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

         The dates of the regular holidays affecting the relevant securities markets from January 28, 2008 through January 28, 2009 of the below-listed countries are as follows:

ARGENTINA
March 20                        May 1                          December 8
March 21                        June 16                        December 25
March 24                        July 9                         January 1
April 2                         August 18

AUSTRALIA
January 28                      June 9
March 21                        December 25
March 24                        December 26
April 25                        January 1

AUSTRIA
March 21                        August 15                      December 31
March 24                        December 8                     January 1
May 1                           December 24
May 12                          December 25
May 22                          December 26

BELGIUM
March 21                        December 25
March 24                        December 26
May 1                           January 1

BRAZIL
February 4                      May 1                          December 24
February 5                      May 22                         December 25
March 21                        July 9                         December 31
April 21                        November 20                    January 1
                                                               January 25

CANADA
February 18                     August 4                       December 25
March 21                        September 1                    December 26
May 19                          October 13                     January 1
July 1

CHILE
March 21                        August 15                      December 8
May 1                           September 18                   December 25
May 21                          September 19                   January 1
July 16

CHINA
February 6                      May 2                          October 3
February 7                      June 9                         January 1
February 8                      September 15                   January 2
February 11                     September 29                   January 26
February 12                     September 30                   January 27
April 4                         October 1                      January 28
May 1                           October 2

DENMARK
March 20                        May 1                          December 25
March 21                        May 12                         December 26
March 24                        June 5                         December 31
April 18                        December 24                    January 1

FINLAND
March 21                        December 24                    January 1
March 24                        December 25                    January 6
May 1                           December 26
June 20                         December 31

FRANCE
March 21                        December 25
March 24                        December 26
May 1                           January 1

GERMANY
March 21                        December 25
March 24                        December 26
May 1                           December 31
December 24                     January 1

GREECE
March 10                        April 28                       December 25
March 21                        May 1                          December 26
March 24                        June 16                        January 1
March 25                        August 15
April 25                        October 28

HONG KONG
February 7                      May 1                          December 25
February 8                      May 12                         December 26
February 9                      June 9                         January 1
March 21                        July 1                         January 26
March 22                        September 15                   January 27
March 24                        October 1                      January 28
April 4                         October 7

INDIA
March 6                         May 19                         October 30
March 20                        August 15                      November 13
March 21                        September 3                    December 9
April 14                        October 2                      December 25
April 18                        October 9                      January 7
May 1                           October 28                     January 26

IRELAND
March 21                        June 2
March 24                        December 25
May 1                           December 26
May 5                           January 1

ISRAEL
March 21                        August 10                      October 13
April 20                        September 29                   October 14
May 7                           September 30                   October 20
May 8                           October 1                      October 21
June 8                          October 8
June 9                          October 9

ITALY
March 21                        August 15                      December 26
March 24                        December 24                    December 31
May 1                           December 25                    January 1

JAPAN
February 11                     September 15                   December 31
March 20                        September 23                   January 1
April 29                        October 13                     January 2
May 5                           November 3                     January 3
May 6                           November 24                    January 12
July 21                         December 23

MALAYSIA
February 1                      June 7                         December 25
February 7                      September 1                    December 29
February 8                      October 1                      January 1
March 20                        October 2                      January 26
May 1                           October 27                     January 27
May 19                          December 8

MEXICO
February 4                      May 1                          December 12
March 17                        September 16                   December 25
March 20                        November 2                     January 1
March 21                        November 17

NEW ZEALAND
February 6                      June 2                         January 1
March 21                        October 27                     January 2
March 24                        December 25
April 25                        December 26

NETHERLANDS
March 21                        December 25
March 24                        December 26
May 1                           January 1

NORWAY
March 20                        May 12                         December 31
March 21                        December 24                    January 1
March 24                        December 25
May 1                           December 26

PORTUGAL
March 21                        December 25
March 24                        December 26
May 1                           January 1

SINGAPORE
February 7                      August 9                       January 1
February 8                      October 1                      January 26
March 21                        October 28                     January 27
May 1                           December 8
May 19                          December 25

SOUTH AFRICA
March 21                        June 16                        December 26
March 24                        September 24                   January 1
April 28                        December 16
May 1                           December 25

SOUTH KOREA
February 6                      May 12                         December 25
February 7                      June 6                         December 31
February 8                      August 15                      January 1
April 9                         September 15                   January 26
May 1                           October 3                      January 27
May 5

SPAIN
March 21                        December 25
March 24                        December 26
May 1                           December 31
December 24                     January 1

SWEDEN
March 21                        June 20                        December 31
March 24                        December 24                    January 1
May 1                           December 25                    January 6
June 6                          December 26

SWITZERLAND
March 21                        August 1                       January 1
March 24                        December 25                    January 2
May 1                           December 26
May 12

TAIWAN
February 4                      February 28                    January 23
February 5                      April 4                        January 26
February 6                      May 1                          January 27
February 7                      October 10                     January 28
February 8                      January 1
February 11                     January 22

THAILAND
February 21                     May 5                          October 23
April 7                         May 19                         December 5
April 14                        July 1                         December 10
April 15                        July 17                        December 31
May 1                           August 12                      January 1

UNITED KINGDOM
March 21                        May 26                         January 1
March 24                        August 25
May 1                           December 25
May 5                           December 26

UNITED STATES
February 18                     September 1                    January 19
March 21                        November 27
May 26                          December 25
July 4                          January 1



                               FEDERAL TAX MATTERS

         This section summarizes some of the main U.S. federal income tax consequences of owning Shares of a Fund. This section is current as of the date of the Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

         This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Funds. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

         As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

         The Funds intend to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code (the "Code").

         To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Funds must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Funds' assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Funds' total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

         As a regulated investment company, the Funds generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Funds intend to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Funds retain any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Funds distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Funds intend to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Funds in October, November or December with a record date in such a month and paid by the Funds during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         If the Funds failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Funds would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

         Dividends paid out of a Fund's investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from a Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as a Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. Dividends received by a Fund from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances.

         These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Funds will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend which is eligible for the capital gains tax rates. The Funds cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

         A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from a Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by a Fund from certain domestic corporations may be designated by a Fund as being eligible for the dividends received deduction.

         Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the value of a Share of a Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

         Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the value of those Shares.

SALE OR EXCHANGE OF FUND SHARES

         Upon the sale or other disposition of Shares of a Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

         Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

         If a shareholder exchanges equity securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for equity securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

NATURE OF FUND'S INVESTMENTS

         Certain of a Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause a Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

FUTURES CONTRACTS AND OPTIONS

         A Fund's transactions in Futures Contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to a Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the 98% distribution requirement for avoiding excise taxes.

INVESTMENTS IN CERTAIN FOREIGN CORPORATIONS

         If a Fund holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, a Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its Unitholders. A Fund will not be able to pass through to its Unitholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, a Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

BACKUP WITHHOLDING

         A Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the

Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

         U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of a Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

         Income Not Effectively Connected. If the income from a Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

         Distributions of capital gain dividends and any amounts retained by a Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the, graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of a Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

         Income Effectively Connected. If the income from a Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by a Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of a Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

OTHER TAXATION

         Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

                              DETERMINATION OF NAV

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

         The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Under normal circumstances, daily calculation of the NAV will utilize the last closing price of each security held by a Fund at the close of the market on which such security is principally listed. In determining NAV, portfolio securities for a Fund for which accurate market quotations are readily available will be valued by the Funds' accounting agent as follows:

                   (1) Common stocks and other equity securities listed on any national or foreign exchange will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date and at the official closing price for securities listed on NASDAQ(R). If there are no transactions on the valuation day, securities traded principally on an exchange will be valued at the mean between the most recent bid and ask prices.

                   (2) Securities traded in the over-the-counter market are valued at their closing bid prices.

                   (3) Exchange traded options and Futures Contracts will be valued at the closing price in the market where such contracts are principally traded. Over-the-counter options and Futures Contracts will be valued at their closing bid prices.

                   (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

         In addition, the following types of securities will be valued as follows:

                   (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities.

                   (2) Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis.

                   (3) Repurchase agreements will be valued as follows. Overnight repurchase agreements will be valued at cost. Term purchase agreements (i.e., those whose maturity exceeds seven days) will be valued by First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

                   (4) Structured Products, including currency-linked notes, credit-linked notes and other similar instruments, will be valued by the Fund Accounting Agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular structured product and the market rates for similar transactions, the structured product will be valued at its exit price.

                   (5) Interest rate swaps and credit default swaps will be valued by the Fund Accounting Agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular swap and the market rates for similar transactions, the swap will be valued at its exit price.

         The value of any portfolio security held by a Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

         Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

         Valuing the Funds' investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Funds' net asset value and the prices used by the Index, which, in turn, could result in a difference between a Fund's performance and the performance of the Index.

         Because foreign markets may be open on different days than the days during which a shareholder may purchase the Shares of a Fund, the value of a Fund's investments may change on the days when shareholders are not able to purchase the Shares of a Fund.

         The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates in effect at the time of valuation. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its respective Index.

         A Fund may suspend the right of redemption for a Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.

                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

         General Policies. Dividends from net investment income of the Select Dividend 30 Index Fund, if any, are declared and paid quarterly. Dividends from net investment income of the Global Real Estate Index Fund, if any, are declared and paid semi-annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

         Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

         Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of a Fund purchased in the secondary market.

                            MISCELLANEOUS INFORMATION

         Counsel. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

         Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 111 South Wacker Drive, Chicago, Illinois 60601, serves as the Funds' independent registered public accounting firm. The firm audits the Funds' financial statements and performs other related audit services.

                              FINANCIAL STATEMENTS

         The audited financial statements and notes thereto for the Funds, contained in the Annual Report to Shareholders dated September 30, 2007, are incorporated by reference into this Statement of Additional Information and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. The Annual Report is attached to this Statement of Additional Information.

[LOGO OMMITTED]         FIRST TRUST
                        ADVISORS L.P.



FIRST TRUST EXCHANGE-TRADED FUND II






      First Trust DJ STOXX(R) Select Dividend 30 Index Fund
      First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund





Annual Report
September 30, 2007






Front Cover

-------------------------------------------------------------------------------
Table of Contents
-------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                               September 30, 2007



Shareholder Letter                                                            2
Market Overview                                                               3
Fund Performance Overview
   First Trust DJ STOXX(R) Select Dividend 30 Index Fund                      4
   First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund                 6
Notes to Fund Performance Overview                                            8
Understanding Your Fund Expenses                                              9
Portfolio of Investments
   First Trust DJ STOXX(R) Select Dividend 30 Index Fund                     10
   First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund                11
Statements of Assets and Liabilities                                         16
Statements of Operations                                                     17
Statements of Changes in Net Assets                                          18
Financial Highlights                                                         19
Notes to Financial Statements                                                20
Report of Independent Registered Public Accounting Firm                      25
Additional Information                                                       26
Board of Trustees and Officers                                               29
Risk Considerations                                                          31

                  Caution Regarding Forward-Looking Statements

This report contains certain forward-looking statements within the meaning of
Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and its respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Exchange-Traded Fund II (the "Trust") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.


                        Performance and Risk Disclosure

There is no assurance that any Fund (individually called a "Fund" and collectively, the "Funds") of the Trust will achieve its investment objective. Each Fund of the Trust is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares may be worth more or less than their original cost.


                            How to Read This Report

This report contains information that may help you evaluate your investment. It includes details about the portfolios and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the letter from the President of the Trust, James A. Bowen, together with the portfolio commentary by Robert F. Carey, Chief Investment Officer of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and Mr. Carey are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in each Fund are spelled out in its prospectus.

-------------------------------------------------------------------------------
Shareholder Letter
-------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                                 Annual Report
     For the period August 27, 2007 (inception date) to September 30, 2007



Dear Shareholders:

We believe investment opportunities abound, both here and abroad, affording the potential for exceptional returns for investors. At First Trust Advisors L.P. ("First Trust"), we realize that we must be mindful of the complexities of the global economy and at the same time address the needs of our customers through the types of investments we bring to market.

First Trust is single-minded about providing a range of investment products, including our family of exchange-traded funds ("ETFs"), to help us meet the challenge of maximizing our customers' financial opportunities. Translating investment ideas into products which can deliver performance over the long term while continuing to support our current product line remains a focus for First Trust as we head into the future.

This report gives you information on two series of First Trust Exchange-Traded Fund II, one or both of which you have purchased: the First Trust DJ STOXX(R) Select Dividend 30 Index Fund ("FDD") and the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund ("FFR"). We are proud to bring these unique investments to our customers, and are pleased you have chosen FDD and/or FFR for a portion of your investment portfolio.

The report you hold will give you detailed information about the two ETFs mentioned above. I encourage you to read this report and discuss it with your financial advisor. First Trust will continue to offer you current information about your investment, as well as new opportunities in the financial marketplace, through your financial advisor. We value our relationship with you and appreciate the opportunity to assist you in achieving your financial goals.


Sincerely,



/s/ James A. Bowen



James A. Bowen
President of First Trust Exchange-Traded Fund II
November 9, 2007

-------------------------------------------------------------------------------
Market Overview
-------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                                 Annual Report
              For the period August 27, 2007 to September 30, 2007



[PHOTO OMMITTED]        Robert F. Carey, CFA
                        Senior Vice President and Chief Investment Officer
                        First Trust Advisors L.P.



Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 21 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.


MARKET OVERVIEW - FIRST TRUST DJ STOXX(R) SELECT DIVIDEND 30 INDEX FUND. The weakness in the dollar had a significant impact on the return of the First Trust DJ STOXX(R) Select Dividend 30 Index Fund ("FDD"). While this type of weakness in the U.S. dollar is beyond the norm for such a narrow scope of time (the month covering the inception of FDD to 9/30/07), this illustrates one of the primary reasons why U.S. investors diversify into non-dollar denominated securities.

The first month of trading for FDD would have been largely uneventful had it not been for a shift in the Federal Reserve Board's (the "Fed") monetary policy which was not well received by foreign investors. The Fed cut the federal funds target rate by 50 basis points on September 18, 2007 to 4.75% and again on October 31, 2007 to 4.50%. The added stimulus to the economy was intended to counter the growing weakness in the U.S. housing market and fallout from the surge in non-performing subprime mortgages.

However, foreign investors viewed the rate cut as inflationary in nature. Foreign investors sold out of U.S. securities, which, in turn, drove down the already sluggish U.S. dollar. From August 27 through September 30, 2007, the dollar declined in value by 3.82% against the Euro -- a significant drop for such a short time span, as mentioned above. Since FDD's inception, the U.S. dollar also declined 3.70% versus a basket of major currencies (U.S. Trade-Weighted Index), nearly matching the decline against the Euro.


MARKET OVERVIEW - FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND. The First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund ("FFR") posted a high return in its first month of trading compared to the broad market. The strong performance was driven by Asia and North America. Europe was down slightly. Of the three regions, Asia has been the best-performing commercial real estate market so far in 2007. North America and Europe have experienced more inflationary pressures than Asia. The European Central Bank (the "ECB"), in particular, has been steadfast in boosting its lending rates in an effort to curb inflation. While the Fed did lower its federal funds target rate by 50 basis points in September, the ECB did not follow suit. Real estate, like many debt securities, can depreciate in value in the face of rising interest rates. We do not believe that current rate levels are problematic at this time.

The U.S. dollar declined 3.70% versus a basket of major currencies (U.S. Trade-Weighted Index) since FFR's inception. The weakness in the dollar did contribute to FFR's high return, especially in regards to the holdings in Asia. While this type of weakness in the U.S. dollar is beyond the norm for such a narrow scope of time (the month covering the inception of FFR to 9/30/07), this illustrates one of the primary reasons why U.S. investors diversify into non-dollar denominated securities.

-------------------------------------------------------------------------------
Fund Performance Overview
-------------------------------------------------------------------------------



FDD - FIRST TRUST DJ STOXX(R) SELECT DIVIDEND 30 INDEX FUND

First Trust DJ STOXX(R) Select Dividend 30 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones STOXX(R) Select Dividend 30 Index (the "STOXX Index"). The Shares of the Fund are listed and trade on the American Stock Exchange under the ticker symbol "FDD." The Fund will normally invest at least 90% of its total assets in non-U.S. common stocks that comprise the STOXX Index or in depositary receipts that may include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts, New York shares or global shares representing securities in the Index. The Fund began trading on August 30, 2007.

The STOXX Index consists of 30 securities selected from the Dow Jones STOXX(R) 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), which includes the highest dividend-yielding companies across 18 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The STOXX Index is compiled and maintained by STOXX Limited. Only dividend-paying companies in the Dow Jones STOXX(R) 600 Index (including secondary lines of those companies) are considered for inclusion in the STOXX Index. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less.


PERFORMANCE REVIEW

From inception (August 27, 2007) through September 30, 2007, the Fund has posted an NAV return of 3.23%, vs. 6.22% for its benchmark index, the Dow Jones STOXX(R) 600 Index.

The top five performing stocks, over the period ended September 30, 2007, by contribution to return, were StatoilHydro ASA, Vodafone Group PLC, France Telecom SA, RWE AG and Amlin PLC. The worst-performing stocks, by percentage loss, were Alliance & Leicester PLC, DSG International PLC, Independent News & Media PLC, Norske Skogindustrier ASA and Irish Life & Permanent PLC.

Telecommunications services and energy were the best-performing sectors over the period ended September 30, 2007. The energy sector was the best performing sector with a return of 16.3% and an 8.9% average weight in the Fund. Telecommunications services returned 9.6% and had an average weighting of 24.3%. Consumer discretionary, with a 6.6% average weight in the Fund, detracted from performance with a negative return of 15.9%. The materials sector also hurt performance with a negative return of 3.7% and a 7.3% average weighting.

German and Norwegian securities had the biggest contribution to return over the period. German securities contributed +127 basis points to the Fund's return and had a 15.0% average weight. Norwegian securities contributed +103 basis points to the Fund's return and had a 10.7% average weight in the Fund. Irish securities (-94 basis points, 8.4% average weight) and United Kingdom securities (-20 basis points, 29.3% average weight) both detracted from performance.


--------------------------------------------------------------------
Performance as of September 30, 2007
--------------------------------------------------------------------
                                                Since Fund Inception
                                                (August 27, 2007)
FUND PERFORMANCE
NAV                                             3.23%
Market Price                                    3.77%

INDEX PERFORMANCE
Dow Jones STOXX(R) Select Dividend 30 Index     3.04%
Dow Jones STOXX(R) 600 Index                    6.22%
--------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)





------------
"STOXX" and "Dow Jones STOXX(R) Select Dividend 30 Index" are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones STOXX(R) Select Dividend 30 Index, is not sponsored, endorsed, sold or promoted by STOXX or Dow Jones and neither STOXX nor Dow Jones makes any representation regarding the advisability of trading or investing in such product.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


FDD - FIRST TRUST DJ STOXX(R) SELECT DIVIDEND 30 INDEX FUND (CONTINUED)


-------------------------------------------------------
Portfolio Sector Allocation as of September 30, 2007
-------------------------------------------------------

SECTOR                                  % OF NET ASSETS

Financials                              35.59%
Telecommunications Services             25.21
Utilities                               13.06
Energy                                   9.38
Materials                                7.01
Consumer Discretionary                   5.77
Industrials                              1.89
Net Other Assets and Liabilities         2.09
                                       ------
     Total                             100.00%
                                       ======


-------------------------------------------------------
Top Ten Portfolio Holdings as of September 30, 2007
-------------------------------------------------------

SECURITY                                % OF NET ASSETS

Vodafone Group PLC                       5.91%
Lloyds TSB Group PLC                     5.82
United Utilities PLC                     5.38
France Telecom SA                        5.33
StatoilHydro ASA                         5.24
Deutsche Telekom AG                      4.77
RWE AG                                   4.36
Eni S.p.A.                               4.14
Belgacom                                 4.10
DSG International PLC                    3.59
                                        -----
     Total                              48.64%
                                        =====



                     GROWTH OF A $10,000 INITIAL INVESTMENT
                      AUGUST 27, 2007 - SEPTEMBER 30, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

INDEX                                                   8/27/07     9/30/07
-----                                                   -------     -------
First Trust DJ STOXX Select Dividend 30 Index Fund      $10,000     $10,323
Dow Jones STOXX Select Dividend 30 Index                 10,000      10,304
Dow Jones STOXX 600 Index                                10,000      10,622


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF SEPTEMBER 30, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 30, 2007 (commencement of trading) through September 30, 2007.

NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
For the Period          0-49 Basis Points       50-99 Basis Points        100-199 Basis Points      >= 200 Basis Points
8/30/07 - 9/30/07               7                       9                          4                       0


NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

For the Period           0-49 Basis Points      50-99 Basis Points        100-199 Basis Points      >= 200 Basis Points
8/30/07 - 9/30/07               1                       0                          0                       0

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------



FFR - FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND

First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Global Real Estate Index (the "FTSE Index"). The Shares of the Fund are listed and trade on the American Stock Exchange under the ticker symbol "FFR." The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE Index or in depositary receipts that may include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts, New York shares or global shares representing securities in the FTSE Index. The Fund began trading on August 30, 2007.

The FTSE Index is compiled and maintained by FTSE International Limited. The FTSE Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or real estate investment trusts ("REITs") in North America, Europe and Asia. As of September 30, 2007, the FTSE Index was comprised of 302 real estate companies domiciled in 22 different countries. The FTSE Index is comprised of the FTSE EPRA/NAREIT North America Series, the FTSE EPRA/NAREIT Europe Series and the FTSE EPRA/NAREIT Asia Series.

FUND PERFORMANCE

From inception (August 27, 2007) through September 30, 2007, the Fund has posted an NAV return of 6.86%, vs. 5.90% for its benchmark index, the S&P Global REIT Index.

The top five performing stocks, over the period ended September 30 2007, by contribution to return, were Sun Hung Kai Properties Ltd, Westfield Group, ProLogis, Simon Property Group, Inc. and Mitsubishi Estate Co., Ltd. The worst-performing stocks, by percentage loss, were British Land Co., PLC, Land Securities Group PLC, Hammerson PLC, Immoeast AG and Fonciere des Regions Group.

The diversified and retail real estate sub-industries had the most positive contribution to return over the period with 260 and 172 basis point contributions, respectively. Diversified real estate had a 37.3% average weight in the Fund while retail real estate had a 21.9% average weight. There were no sectors posting negative returns over the period; however, the specialty real estate (3 basis point contribution) and industrial/office mixed real estate (8 basis point contribution) sub-industries posted smaller contributions to return.

U.S. securities returned 6.6% to the Fund's return (contributing 259 basis points) and had a 37.5% average weight. Hong Kong securities returned 16.1% to the Fund's return (contributing 171 basis points) and had a 10.9% average weight in the Fund. United Kingdom securities and Austrian securities had negative returns over the period. United Kingdom securities reduced the Fund's return by 55 basis points and had an 8.5% average weight in the Fund. Austrian securities had a 1 basis point negative contribution and had a 1.5% average weight in the Fund.

--------------------------------------------------------------------
Performance as of September 30, 2007
--------------------------------------------------------------------
                                                Since Fund Inception
                                                (August 27, 2007)
FUND PERFORMANCE
NAV                                             6.86%
Market Price                                    7.34%

INDEX PERFORMANCE
EPRA/NAREIT Global Real Estate Index            6.93%
S&P Global REIT Index                           5.90%
--------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)



------------
The FTSE EPRA/NAREIT Global Real Estate Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust Advisors L.P. and the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund has obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund. "FTSE(R)","FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange Plc and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


FFR - FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND (CONTINUED)


-------------------------------------------------------
Portfolio Sector Allocation as of September 30, 2007
-------------------------------------------------------
SECTOR                                 % OF NET ASSETS

Financials                              97.67%
Industrials                              0.35
Consumer Discretionary                   0.31
Health Care                              0.05
Net Other Assets and Liabilities         1.62
                                       ------
     Total                             100.00%
                                       ======

-------------------------------------------------------
Top Ten Portfolio Holdings as of September 30, 2007
-------------------------------------------------------
SECURITY                               % OF NET ASSETS

Westfield Group                          4.04%
Sun Hung Kai Properties Ltd.             3.43
Mitsubishi Estate Co., Ltd.              3.18
Mitsui Fudosan Co., Ltd.                 2.64
Simon Property Group, Inc.               2.43
Unibail-Rodamco                          2.28
ProLogis European Properties             1.85
Vornado Realty Trust                     1.81
Sumitomo Realty & Development Co., Ltd.  1.81
Land Securities Group PLC                1.77
                                        -----
     Total                              25.24%
                                        =====


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                      AUGUST 27, 2007 - SEPTEMBER 30, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

INDEX                                                        8/27/07    9/30/07
-----                                                        -------    -------
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund   $10,000    $10,686
EPRA/NAREIT Global Real Estate Index                         $10,000    $10,693
S&P Global REIT Index                                        $10,000    $10,590


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF SEPTEMBER 30, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 30, 2007 (commencement of trading) through September 30, 2007.

NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
For the Period                  0-49 Basis Points       50-99 Basis Points        100-199 Basis Points      >= 200 Basis Points
8/30/07 - 9/30/07                        9                      10                        1                           0


NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

For the Period                  0-49 Basis Points       50-99 Basis Points        100-199 Basis Points      >= 200 Basis Points
8/30/07 - 9/30/07                       1                       0                         0                           0

-------------------------------------------------------------------------------
Notes to Fund Performance Overview
-------------------------------------------------------------------------------



Total returns for the period since inception are calculated from the inception date of each Fund. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

First Trust Exchange-Traded Fund II
Understanding Your Fund Expenses
September 30, 2007 (Unaudited)


As a shareholder of First Trust DJ STOXX(R) Select Dividend 30 Index Fund or First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund (collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Hypothetical example is based on an investment of $1,000 invested for the most recent fiscal half-year ended September 30, 2007. The Actual example is based on an investment of $1,000 invested for the period since inception through September 30, 2007.


Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.


Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of the Funds' shares. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Annualized
                                                                                              Expense Ratio    Expenses Paid
                                                                          Ending              Based on the     During the Period
                                                           Beginning      Account Value       Number of Days   Ended
                                                           Account Value  September 30, 2007  in the Period(c) September 30, 2007(d)
------------------------------------------------------------------------------------------------------------------------------------

FIRST TRUST DJ STOXX(R) SELECT DIVIDEND 30 INDEX FUND
Actual                                                     $1,000.00 (a)   $1,032.30          0.60%           $0.58
Hypothetical (5% return before expenses)                   $1,000.00 (b)   $1,022.06          0.60%           $3.04


FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
Actual                                                     $1,000.00 (a)   $1,068.60          0.60%           $0.60
Hypothetical (5% return before expenses)                   $1,000.00 (b)   $1,022.06          0.60%           $3.04


(a) Beginning account value as of inception date of August 27, 2007.

(b) Beginning account value as of April 1, 2007.

(c) These expense ratios reflect expense caps.

(d) Actual expenses are equal to the annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 35/365 (to reflect the actual period August 27, 2007 to September 30, 2007). Hypothetical expenses are assumed for the most recent fiscal half-year.

First Trust DJ STOXX(R) Select Dividend 30 Index Fund
Portfolio of Investments
September 30, 2007


                                                      Market
   Shares    Description                              Value
----------------------------------------------------------------


             COMMON STOCKS--97.9%
             AUSTRIA--7.7%
      917    Boehler-Uddeholm AG                      $   96,029
    3,409    Telekom Austria AG                           89,200
      968    Wienerberger AG                              60,541
                                                      ----------
                                                         245,770
                                                      ----------
             BELGIUM--4.1%
    2,829    Belgacom SA                                 131,266
                                                      ----------
             DENMARK--1.8%
    1,414    Danske Bank A/S                              57,408
                                                      ----------
             FRANCE--5.3%
    5,092    France Telecom SA                           170,558
                                                      ----------
             GERMANY--15.5%
      765    Deutsche Bank AG                             98,591
    7,772    Deutsche Telekom AG                         152,716
      575    E.ON AG                                     106,311
    1,240    RWE AG                                      139,597
                                                      ----------
                                                         497,215
                                                      ----------
             IRELAND--7.8%
    2,420    Allied Irish Banks PLC                       58,663
    3,286    Bank of Ireland Group                        60,913
   18,838    Independent News & Media PLC                 70,110
    2,760    Irish Life & Permanent PLC                   61,199
                                                      ----------
                                                         250,885
                                                      ----------
             ITALY--7.0%
    3,575    Eni S.p.A.                                  132,490
   28,865    Unipol Gruppo Finanziario S.p.A.             90,552
                                                      ----------
                                                         223,042
                                                      ----------
             NORWAY--11.0%
    7,415    DnB NOR ASA                                 113,744
    6,606    Norske Skogindustrier ASA                    70,701
    4,916    StatoilHydro ASA                            167,553
                                                      ----------
                                                         351,998
                                                      ----------
             SWEDEN--2.4%
    6,434    Fabege AB                                    76,630
                                                      ----------
             SWITZERLAND--6.1%
    1,130    Ciba Specialty Chemicals AG                  57,604
      195    Swisscom AG                                  74,156
      212    Zurich Financial Services AG                 63,595
                                                      ----------
                                                         195,355
                                                      ----------


                                                      Market
   Shares    Description                              Value
----------------------------------------------------------------


             UNITED KINGDOM--29.2%
    6,450    Alliance & Leicester PLC                 $  104,518
   11,922    Amlin PLC                                    80,373
   16,774    Lloyds TSB Group PLC                        186,182
   41,555    DSG International PLC                       114,779
    4,728    Provident Financial PLC                      86,481
   12,015    United Utilities PLC                        172,078
   52,337    Vodafone Group PLC                          188,998
                                                      ----------
                                                         933,409
                                                      ----------

             RIGHTS--0.0%
             AUSTRIA--0.0%
      968    Wienerberger AG-Rights                            0
                                                      ----------

             TOTAL INVESTMENTS--97.9%
             (Cost $3,036,447)                         3,133,536
             NET OTHER ASSETS AND LIABILITIES--2.1%       66,786
                                                      ----------
             NET ASSETS--100.0%                       $3,200,322
                                                      ==========



                                            % of
Industry                                    Net Assets
------------------------------------------------------
Diversified Telecommunications               19.3%
Commercial Banks                             18.2
Multi-Utilities                               9.7
Oil, Gas & Consumable Fuels                   9.4
Insurance                                     9.2
Wireless Telecommunication Services           5.9
Specialty Retail                              3.6
Electric Utilities                            3.3
Capital Markets                               3.1
Metals & Mining                               3.0
Consumer Finance                              2.7
Real Estate Management & Development          2.4
Media                                         2.2
Paper & Forest Products                       2.2
Building Products                             1.9
Chemicals                                     1.8
-------------------------------------------------
Total Investments                            97.9
Net Other Asset and Liabilities               2.1
                                            -----
Total                                       100.0%
                                            =====


Page 10                 See Notes to Financial Statements.

First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund
Portfolio of Investments
September 30, 2007


                                                      Market
   Shares    Description                              Value
----------------------------------------------------------------

             COMMON STOCKS--98.4%
             AUSTRALIA--12.6%
    3,678    Abacus Property Group                    $    6,266
    2,701    Australand Property Group                     5,560
    2,873    Babcock & Brown Japan Property Trust          4,372
    1,756    Bunnings Warehouse Property Trust             3,631
    4,923    Centro Properties Group                      32,195
    6,605    Centro Retail Group                           9,553
    9,766    CFS Retail Property Trust                    20,711
    9,407    Commonwealth Property Office Fund            13,898
   16,863    DB RREEF Trust                               30,076
    1,520    FKP Property Group                            9,334
    5,988    Galileo Shopping America Trust                5,632
    9,861    Goodman Group                                60,464
   11,893    GPT Group                                    53,822
    6,416    ING Industrial Fund                          16,112
    7,051    ING Office Fund                              11,137
    7,593    Macquarie CountryWide Trust                  13,408
    5,415    Macquarie DDR Trust                           5,646
   11,647    Macquarie Office Trust                       16,174
    5,910    Mirvac Group                                 28,581
    3,659    Multiplex Group                              16,267
    8,450    Stockland                                    67,483
    1,392    Sunland Group Ltd.                            5,003
    1,998    Tishman Speyer Office Fund                    3,900
    8,868    Valad Property Group                         15,738
   11,224    Westfield Group                             216,125
                                                      ----------
                                                         671,088
                                                      ----------
             AUSTRIA--1.2%
      508    CA Immobilien Anlagen AG (a)                 13,466
      497    Conwert Immobilien Invest AG (a)              9,185
    2,674    Immofinanz Immobilien Analagen AG (a)        33,364
       13    Sparkassen Immo Invest Genusscheine           1,817
      397    Sparkassen Immobilien AG (a)                  4,642
                                                      ----------
                                                          62,474
                                                      ----------

             BELGIUM--0.4%
       76    Befimmo S.C.A                                 7,904
       46    Cofinimmo SA                                  8,138
       40    Intervest Offices NV                          1,643
       12    Leasinvest Real Estate S.C.A.                 1,237
       38    Warehouses De Pauw S.C.A.                     2,601
       12    Wereldhave Belgium S.C.A.                     1,011
                                                      ----------
                                                          22,534
                                                      ----------


                                                      Market
   Shares    Description                              Value
----------------------------------------------------------------


             BERMUDA--1.8%
    1,761    Great Eagle Holdings Ltd.                $    6,683
    9,922    Hongkong Land Holdings Ltd.                  44,847
    2,246    Hopson Development Holdings Ltd.              7,483
    3,083    Kerry Properties Ltd.                        23,676
      245    Orient-Express Hotels Ltd.                   12,561
                                                      ----------
                                                          95,250
                                                      ----------
             CANADA--3.4%
      145    Allied Properties Real Estate
                Investment Trust                           3,217
      301    Boardwalk Real Estate Investment             14,329
    1,734    Brookfield Properties                        43,060
      436    Calloway Real Estate Investment
                Trust                                     10,867
      210    Canadian Hotel Income Properties
             Real Estate Investment Trust                  4,030
      352    Canadian Real Estate Investment
                Trust                                     10,599
      353    Canadian Apartment Properties Real
                Estate Investment Trust                    6,779
      546    Chartwell Seniors Housing Real
                Estate Investment Trust                    7,026
      260    Cominar Real Estate Investment Trust          5,604
       98       Dundee Real Estate Investment Trust        3,816
      352    Extendicare Real Estate Investment
                Trust                                      5,269
      780    H&R Real Estate Investment Trust             18,664
      326    InnVest Real Estate Investment Trust          3,933
      258    Morguard Real Estate Investment
                Trust                                      3,556
      131    Northern Property Real Estate
                Investment Trust                           3,082
      360    Primaris Retail Real Estate Investment
                Trust                                      6,703
    1,215    RioCan Real Estate Investment
                Trust                                     30,355
                                                      ----------
                                                         180,889
                                                      ----------
             CAYMAN ISLANDS--2.0%
    8,729    Agile Property Holdings Ltd.                 18,325
    8,720    China Resources Land Ltd.                    18,172
   19,062    Country Garden Holdings, Co., Ltd. (a)       32,416
    6,645    New World China Land Ltd.                     6,368
    7,673    Shimao Property Holdings Ltd.                23,343
    7,314    Shui On Land Ltd.                             8,900
                                                      ----------
                                                         107,524
                                                      ----------
             DENMARK--0.1%
      309    Keops A/S (a)                                 1,419
      163    TK Development A/S (a)                        3,102
                                                      ----------
                                                           4,521
                                                      ----------


                        See Notes to Financial Statements.              Page 11

First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund
Portfolio of Investments
September 30, 2007


                                                      Market
   Shares    Description                              Value
----------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             FINLAND--0.3%
      960    Citycon Oyj                              $    6,119
      484    Sponda Oyj                                    6,729
      246    Technopolis Oyj                               2,147
                                                      ----------
                                                          14,995
                                                      ----------
             FRANCE--4.0%
      252    Acanthe Developpement SA                      1,060
       23    Affine Group                                  1,443
      121    Fonciere des Regions Group                   17,730
       73    Gecina SA                                    12,387
      154    Icade                                        11,221
      403    Klepierre LLC                                23,118
      170    Mercialys                                     6,579
       30    Societe de la Tour Eiffel                     5,275
       76    Societe Immobiliere de Location
               pour l'Industrie et le Commerce            12,774
      474    Unibail-Rodamco S.A.                        121,993
                                                      ----------
                                                         213,580
                                                      ----------
             GERMANY--0.9%
      163    Alstria Office AG (a)                         3,026
      128    Colonia Real Estate AG (a)                    4,955
      200    Deutsche Euroshop AG                          7,386
      110    Deutsche Wohnen AG                            4,753
      125    DIC Asset AG                                  4,365
      506    IVG Immobilien AG                            18,940
      152    Patrizia Immobilien AG                        2,328
      112    Vivacon AG                                    2,915
                                                      ----------
                                                          48,668
                                                      ----------
             GREECE--0.1%
      148    Babis Vovos International
               Construction S.A. (a)                       5,090
       43    Eurobank Properties Real Estate
             Investment Co.                                  838
       77    Lamda Development S.A.                        1,691
                                                      ----------
                                                           7,619
                                                      ----------
             GUERNSEY--0.7%
    1,356    Assura Group Ltd.                             5,757
    1,713    F&C Commercial Property
                Trust Ltd.                                 4,223
    1,931    ING UK Real Estate Income
                Trust Ltd.                                 4,010
    2,060    Invista Foundation Property
                Trust Ltd.                                 4,731
      331    ISIS Property Trust Ltd.                        914
      483    ISIS Property Trust 2 Ltd.                    1,223
       69    Mapeley Ltd.                                  2,979
      606    Standard Life Investment Property
                Income Trust PLC                           1,398
      581    Stobart Group Ltd.                            1,759


                                                      Market
   Shares    Description                              Value
----------------------------------------------------------------


             GUERNSEY (CONTINUED)
      832    Teesland Advantage Property
                Income Trust Ltd.                     $    1,796
    1,113    UK Balanced Property Trust
                (The) Ltd.                                 3,826
    1,538    UK Commercial Property Trust
                Ltd.                                       2,643
                                                      ----------
                                                          35,259
                                                      ----------
             HONG KONG--8.6%
    7,989    Champion Real Estate Investment Trust         4,542
   21,483    China Overseas Land & Investment Ltd.        49,024
   12,066    Hang Lung Properties Ltd.                    54,014
    4,527    Henderson Land Development Co., Ltd.         35,901
    4,627    Hysan Development Co., Ltd.                  12,827
    3,352    Kowloon Development Co., Ltd.                 8,555
   16,131    New World Development Co., Ltd.              44,613
    8,685    Shenzhen Investment Ltd.                      7,753
   13,376    Sino Land Co., Ltd.                          33,277
   10,884    Sun Hung Kai Properties Ltd.                183,411
   12,452    Link (The) REIT                              27,390
                                                      ----------
                                                         461,307
                                                      ----------
             ITALY--0.3%
      441    Aedes S.p.A.                                  2,971
    4,462    Beni Stabili S.p.A.                           5,593
      721    Immobiliare Grande Distribuzione              2,827
      639    Risanamento S.p.A. (a)                        4,825
                                                      ----------
                                                          16,216
                                                      ----------
             JAPAN--12.4%
      416    AEON Mall Co., Ltd                           12,712
      337    DAIBIRU Corp.                                 4,242
       83    GOLDCREST Co., Ltd.                           3,815
      840    HEIWA Real Estate, Co., Ltd.                  5,806
        4    Japan Prime Realty Investment Corp.          16,680
        2    Japan Real Estate Investment Corp.           24,028
        2    Japan Retail Fund Investment Corp.           17,412
        1    Kenedix Realty Investment Corp.               6,965
    5,930    Mitsubishi Estate Co., Ltd.                 169,849
    5,081    Mitsui Fudosan Co., Ltd.                    141,108
        3    Nippon Building Fund, Inc.                   43,616
        1    Nippon Commercial Investment Corp.            4,344
        2    Nomura Real Estate Office Fund, Inc.         20,894
        8    NTT Urban Development Corp.                  16,576
        1    ORIX JREIT, Inc.                              6,825
        1    Premier Investment Co.                        7,235
    2,744    Sumitomo Realty & Development Co., Ltd.      96,511
      592    TOC Co., Ltd.                                 5,448
    1,375    Tokyo Tatemono Co., Ltd.                     17,537
    2,297    Tokyu Land Corp.                             23,057


Page 12                 See Notes to Financial Statements.

First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund
Portfolio of Investments (Continued)
September 30, 2007


                                                      Market
   Shares    Description                              Value
----------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             JAPAN (CONTINUED)
        1    TOKYU REIT, Inc.                         $    9,751
        1    United Urban Investment Corp.                 6,886
                                                      ----------
                                                         661,297
                                                      ----------
             JERSEY--0.0%
      894    Invesco Property Income Trust Ltd.            1,948
                                                      ----------
             LUXEMBOURG--0.2%
      262    Gagfah SA                                     5,156
      330    ProLogis European Properties                  5,576
                                                      ----------
                                                          10,732
                                                      ----------
             NETHERLANDS--1.5%
      392    Corio NV                                     33,482
      206    Eurocommercial Properties NV                 11,456
      208    Nieuwe Steen Investments NV                   5,793
      681    Plaza Centers (Europe) BV (a)                 2,505
      123    Vastned Offices/Industrial NV                 3,888
       98    VastNed Retail NV 7,888
      121    Wereldhave N.V.                              14,571
                                                      ----------
                                                          79,583
                                                      ----------
             NEW ZEALAND--0.1%
    4,148    Kiwi Income Property Trust                    4,558
                                                      ----------
             NORWAY--0.1%
      420    Norwegian Property ASA                        5,064
                                                      ----------
             POLAND--0.2%
      631    Globe Trade Centre S.A. (a)                  11,332
                                                      ----------
             SINGAPORE--2.6%
    4,539    Allgreen Properties Ltd.                      5,867
    7,400    Ascendas Real Estate Investment Trust        13,599
    5,945    CapitaCommercial Trust                       11,366
    8,020    Capitaland, Ltd.                             44,001
    6,728    CapitaMall Trust                             17,664
    1,558    Guocoland Ltd.                                5,349
    2,064    Keppel Land Ltd.                             11,532
    4,790    Mapletree Logistics Trust                     4,031
    1,000    Singapore Land Ltd.                           6,866
    8,197    Suntec Real Estate Investment Trust          10,760
    3,087    Wing Tai Holdings Ltd.                        8,021
                                                      ----------
                                                         139,056
                                                      ----------
             SPAIN--0.0%
       58    Renta Corporacion Real Estate SA              1,924
                                                      ----------
             SWEDEN--0.9%
    1,002    Castellum AB                                 12,478
    1,040    Fabege AB                                    12,387
      473    Hufvudstaden AB                               5,101


                                                      Market
   Shares    Description                              Value
----------------------------------------------------------------



             SWEDEN (CONTINUED)
      728    Klovern AB                               $    2,858
      795    Kungsleden AB                                10,240
      224    Wihlborgs Fastigheter AB                      4,154
                                                      ----------
                                                          47,218
                                                      ----------
             SWITZERLAND--0.5%
       28    Allreal Holding AG                            3,285
      273    PSP Swiss Property AG                        14,491
      112    Swiss Prime Site AG                           6,368
      192    Zueblin Immobilien Holding AG                 1,657
                                                      ----------
                                                          25,801
                                                      ----------
             UNITED KINGDOM--7.5%
      140    A.J. Mucklow Group PLC                          899
      501    Big Yellow Group PLC                          5,123
    3,019    British Land Co., PLC                        72,393
    1,563    Brixton PLC                                  11,584
      414    Capital & Regional PLC                        6,234
      308    CLS Holdings PLC (a)                          3,211
       28    Daejan Holdings PLC                           2,152
      586    Derwent London PLC                           20,094
      237    Development Securities PLC                    2,609
      564    Grainger PLC                                  5,164
    1,055    Great Portland Estates PLC                   12,897
    1,692    Hammerson PLC                                40,573
      555    Helical Bar PLC                               5,187
    2,741    Land Securities Group PLC                    94,328
    2,113    Liberty International PLC                    49,328
      235    Marylebone Warwick Balfour Group PLC (a)      1,296
      932    Minerva PLC (a)                               4,314
      196    Primary Health Properties PLC                 1,396
      754    Quintain Estates & Development PLC           11,416
    2,522    Segro PLC                                    25,774
      778    Shaftesbury PLC                               7,887
      528    St. Modwen Properties PLC                     5,134
      716    Unite Group PLC                               5,292
    1,010    Workspace Group PLC                           6,546
                                                      ----------
                                                         400,831
                                                      ----------
             UNITED STATES--36.0%
      187    Acadia Realty Trust                           5,073
       45    Agree Realty Corp.                            1,410
       12    Alexander's, Inc. (a)                         4,626
      171    Alexandria Real Estate Equities, Inc.        16,460
      576    AMB Property Corp.                           34,451
      137    American Campus Communities, Inc.             4,013
      760    American Financial Realty Trust               6,118
      566    Apartment Investment & Management Co.        25,544
    1,299    Archstone-Smith Trust                        78,122
      714    Ashford Hospitality Trust                     7,176
      102    Associated Estates Realty Corp.               1,330
      458    AvalonBay Communities, Inc.                  54,071


                        See Notes to Financial Statements.               Page 13

First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund
Portfolio of Investments (Continued)
September 30, 2007


                                                      Market
   Shares    Description                              Value
----------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             UNITED STATES (CONTINUED)
      382    BioMed Realty Trust, Inc.                $    9,206
      693    Boston Properties, Inc.                      72,003
      507    Brandywine Realty Trust                      12,832
      294    BRE Properties, Inc.                         16,443
      327    Camden Property Trust                        21,010
      381    CBL & Associates Properties, Inc.            13,354
      257    Cedar Shopping Centers, Inc.                  3,500
      274    Colonial Properties Trust                     9,398
      274    Corporate Office Properties Trust            11,407
      715    Corrections Corp. of America (a)             18,712
      225    Cousins Properties, Inc.                      6,606
      973    DCT Industrial Trust, Inc.                   10,187
      728    Developers Diversified Realty Corp.          40,673
      551    DiamondRock Hospitality Co.                   9,593
      354    Digital Realty Trust, Inc.                   13,944
      320    Douglas Emmett, Inc.                          7,914
      797    Duke Realty Corp.                            26,947
      138    EastGroup Properties, Inc.                    6,246
      166    Education Realty Trust, Inc.                  2,241
      154    Entertainment Properties Trust                7,823
      321    Equity Inns, Inc.                             7,248
      142    Equity Lifestyle Properties, Inc.             7,356
      215    Equity One, Inc.                              5,848
    1,615    Equity Residential                           68,411
      147    Essex Property Trust, Inc.                   17,283
      378    Extra Space Storage, Inc.                     5,817
      327    Federal Realty Investment Trust              28,972
      361    FelCor Lodging Trust, Inc.                    7,195
      264    First Industrial Realty Trust, Inc.          10,262
      141    First Potomac Realty Trust                    3,074
      449    Forest City Enterprises, Inc., Class A       24,767
    1,428    General Growth Properties, Inc.              76,569
      108    Getty Realty Corp.                            2,938
      219    Glimcher Realty Trust                         5,147
      242    GMH Communities Trust                         1,876
    1,197    HCP, Inc.                                    39,704
      469    Health Care REIT, Inc.                       20,749
      278    Healthcare Realty Trust, Inc.                 7,411
      237    Hersha Hospitality Trust                      2,346
      330    Highwoods Properties, Inc.                   12,101
      246    Hilltop Holdings, Inc. (a)                    2,888
      196    Home Properties, Inc.                        10,227
      547    Hospitality Properties Trust                 22,236
    3,051    Host Hotels & Resorts, Inc.                  68,464
    1,223    HRPT Properties Trust                        12,095
      379    Inland Real Estate Corp.                      5,871
      281    Investors Real Estate Trust                   3,035
      189    Kilroy Realty Corp.                          11,459
    1,475    Kimco Realty Corp.                           66,685
      168    Kite Realty Group Trust                       3,158
      233    LaSalle Hotel Properties                      9,805
      373    Lexington Realty Trust                        7,464
      536    Liberty Property Trust                       21,553
      137    LTC Properties, Inc.                          3,243


                                                      Market
   Shares    Description                              Value
----------------------------------------------------------------


             UNITED STATES (CONTINUED)
      418    Macerich (The) Co.                       $   36,608
      396    Mack-Cali Realty Corp.                       16,276
      274    Maguire Properties, Inc.                      7,077
      287    Medical Properties Trust, Inc.                3,823
      148    Mid-America Apartment Communities, Inc.       7,378
       55    National Healthcare Corp.                     2,826
      389    National Retail Properties, Inc.              9,484
      530    Nationwide Health Properties, Inc.           15,969
      396    OMEGA Healthcare Investors, Inc.              6,150
       93    Parkway Properties, Inc.                      4,105
      226    Pennsylvania Real Estate Investment Trust     8,800
      252    Post Properties, Inc.                         9,752
    1,493    ProLogis                                     99,061
       93    PS Business Parks, Inc.                       5,287
      744    Public Storage                               58,516
      108    Ramco-Gershenson Properties                   3,374
      588    Realty Income Corp.                          16,435
      400    Regency Centers Corp.                        30,700
      152    Republic Property Trust                       2,230
       77    Saul Centers, Inc.                            3,966
      482    Senior Housing Properties Trust              10,633
    1,301    Simon Property Group, Inc.                  130,101
      347    SL Green Realty Corp.                        40,519
      126    Sovran Self Storage, Inc.                     5,776
      433    Strategic Hotels & Resorts, Inc.              8,915
      106    Sun Communities, Inc.                         3,188
      349    Sunstone Hotel Investors, Inc.                8,948
      182    Tanger Factory Outlet Centers, Inc.           7,387
      231    Taubman Centers, Inc.                        12,647
      784    UDR, Inc.                                    19,067
       68    Universal Health Realty Income Trust          2,416
      109    Urstadt Biddle Properties                     1,686
      332    U-Store-It Trust                              4,382
      776    Ventas, Inc.                                 32,126
      883    Vornado Realty Trust                         96,556
      272    Washington Real Estate Investment Trust       9,025
      499    Weingarten Realty Investors                  20,689
      286    Winthrop Realty Trust, Inc.                   1,925
                                                      ----------
                                                      $1,925,493
                                                      ----------

             Total Investments--98.4%
             (Cost $4,928,446)                         5,256,761
             Net Other Assets and Liabilities--1.6%       86,405
                                                      ----------
             Net Assets--100.0%                       $5,343,166
                                                      ==========

(a) Non-income producing security.

REIT- Real Estate Investment Trust


Page 14                 See Notes to Financial Statements.

First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund
Portfolio of Investments (Continued)
September 30, 2007



                                            % of
Industry                                    Net Assets
------------------------------------------------------
Real Estate Investment Trusts                67.3%
Real Estate Management & Development         30.2
Commercial Services & Supplies                0.3
Hotels, Restaurants & Leisure                 0.2
Capital Markets                               0.1
Health Care Providers & Services              0.1
Household Durables                            0.1
Insurance 0.1
------------------------------------------------------
Total Investments                            98.4
Net Other Asset and Liabilities               1.6
                                            -----
Total                                       100.0%
                                            =====



                        See Notes to Financial Statements.               Page 15

First Trust Exchange-Traded Fund II
Statements of Assets and Liabilities
September 30, 2007

                                                                       First Trust            First Trust
                                                                       DJ STOXX(R)            FTSE EPRA/NAREIT
                                                                       Select Dividend 30     Global Real Estate
                                                                       Index Fund             Index Fund
                                                                       ------------------     ------------------
ASSETS:
Investments at value                                                   $ 3,133,536            $ 5,256,761
Cash                                                                        67,801                 44,915
Foreign currency at value                                                       --                 23,495
Receivables:
Investment securities sold                                                      --                 35,469
Dividends                                                                    4,928                 14,155
From investment advisor                                                     52,139                 48,855
                                                                       -----------            -----------
Total Assets                                                             3,258,404              5,423,650
                                                                       -----------            -----------

LIABILITIES:
Payables:
Investment securities purchased                                              4,307                 28,960
Investment advisory fees                                                     1,094                  1,787
Accrued expenses and other liabilities                                      52,681                 49,737
                                                                       -----------            -----------
Total Liabilities                                                           58,082                 80,484
                                                                       -----------            -----------

NET ASSETS                                                             $ 3,200,322            $ 5,343,166
                                                                       ===========            ===========

NET ASSETS consist of:
Paid-in capital                                                        $ 3,098,987            $ 4,999,100
Par value                                                                    1,033                  1,000
Accumulated net investment income (loss)                                     3,144                 14,735
Accumulated net realized gain (loss) on investments                             --                 (1,389)
Net unrealized appreciation (depreciation) on investments, foreign currency transactions and translation of assets and liabilities
     denominated in foreign currencies                                      97,158                329,720
                                                                       -----------            -----------
NET ASSETS                                                             $ 3,200,322            $ 5,343,166
                                                                       ===========            ===========

NET ASSET VALUE, per share                                             $     30.97            $     53.43
                                                                       ===========            ===========

Number of shares outstanding
(unlimited number of shares authorized, par value $0.01 per share)         103,334                100,002
                                                                       -----------            -----------

Investments at cost                                                    $ 3,036,447            $ 4,928,446
                                                                       ===========            ===========
Foreign currency at cost                                               $        --            $    22,349
                                                                       ===========            ===========



Page 16                 See Notes to Financial Statements.

First Trust Exchange-Traded Fund II
Statements of Operations


                                                                       First Trust            First Trust
                                                                       DJ STOXX(R)            FTSE EPRA/NAREIT
                                                                       Select Dividend 30     Global Real Estate
                                                                       Index Fund             Index Fund
                                                                       ------------------     ------------------
                                                                       For the Period         For the Period
                                                                       August 27, 2007 (a)    August 27, 2007 (a)
                                                                       through                through
                                                                       September 30, 2007     September 30, 2007
                                                                       ------------------     ------------------

INVESTMENT INCOME:
Dividends (b)                                                          $     4,859            $    17,091
                                                                       -----------            -----------
Total investment income                                                      4,859                 17,091
                                                                       -----------            -----------

EXPENSES:
Audit fees                                                                  25,000                 27,500
Tax fees                                                                     4,250                  4,250
Printing fees                                                                7,500                  7,500
Licensing fees                                                               6,575                    536
Trustees' fees and expenses                                                  5,216                  5,219
Legal fees                                                                   2,150                  2,192
Investment advisory fees                                                     1,094                  1,787
Listing fees                                                                   932                    932
Custodian fees                                                                 277                    589
Accounting and administration fees                                             137                    223
Registration and filing fees                                                    95                    153
Transfer agent fees                                                             14                     22
Other expenses                                                                 540                    631
                                                                       -----------            -----------
Total  expenses                                                             53,780                 51,534
Less fees waived and expenses reimbursed by the investment advisor         (52,139)               (48,855)
                                                                       -----------            -----------
Net expenses                                                                 1,641                  2,679
                                                                       -----------            -----------

NET INVESTMENT INCOME (LOSS)                                                 3,218                 14,412
                                                                       -----------            -----------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                        (74)                (1,066)
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 97,089                328,315
Foreign currency translation                                                    69                  1,405
                                                                       -----------            -----------
Net change in unrealized appreciation (depreciation)                        97,158                329,720
                                                                       -----------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                     97,084                328,654
                                                                       -----------            -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                                        $   100,302            $   343,066
                                                                       ===========            ===========

(a) Inception date
(b) Net of foreign withholding tax of $371 for the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund.


                        See Notes to Financial Statements.               Page 17

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets



                                                                       First Trust            First Trust
                                                                       DJ STOXX(R)            FTSE EPRA/NAREIT
                                                                       Select Dividend 30     Global Real Estate
                                                                       Index Fund             Index Fund
                                                                       ------------------     ------------------
                                                                       For the Period         For the Period
                                                                       August 27, 2007 (a)    August 27, 2007 (a)
                                                                       through                through
                                                                       September 30, 2007     September 30, 2007
                                                                       ------------------     ------------------

OPERATIONS:
Net investment income (loss)                                           $     3,218            $    14,412
Net realized gain (loss)                                                       (74)                (1,066)
Net change in unrealized appreciation (depreciation)                        97,158                329,720
                                                                       -----------            -----------
Net increase (decrease) in net assets resulting from operations            100,302                343,066
                                                                       -----------            -----------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold                                                3,100,020              5,000,100
                                                                       -----------            -----------
Net increase (decrease) in net assets resulting from shareholder
     transactions                                                        3,100,020              5,000,100
                                                                       -----------            -----------

Net increase (decrease) in net assets                                    3,200,322              5,343,166

NET ASSETS:
Beginning of period                                                             --                     --
                                                                       -----------            -----------

End of period                                                          $ 3,200,322            $ 5,343,166
                                                                       ===========            ===========

Accumulated net investment income (loss) at end of period              $     3,144            $    14,735
                                                                       ===========            ===========


CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period                                         --                     --
Shares sold                                                                103,334                100,002
Shares repurchased                                                              --                     --
                                                                       -----------            -----------
Shares outstanding, end of period                                          103,334                100,002
                                                                       ===========            ===========

(a) Inception date.


Page 18                 See Notes to Financial Statements.

First Trust Exchange-Traded Fund II
Financial Highlights
For a Share outstanding throughout the period



First Trust DJ STOXX(R) Select Dividend 30 Index Fund


                                                           For the Period
                                                           August 27, 2007 (a)
                                                           through
                                                           September 30, 2007
                                                           -------------------
Net asset value, beginning of period                       $      30.00
                                                           ------------
Income from investment operations:
Net investment income (loss) (b)                                   0.03
Net realized and unrealized gain (loss)                            0.94
                                                           ------------
Total from investment operations                                   0.97
                                                           ------------

Net asset value, end of period                             $      30.97
                                                           ============

TOTAL RETURN (c)                                                   3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                       $      3,200
Ratios to average net assets:
Ratio of total expenses to average net assets                     19.64%(d)
Ratio of net expenses to average net assets                        0.60%(d)
Ratio of net investment income to average net assets               1.18%(d)
Portfolio turnover rate (e)                                           0%



First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund


                                                           For the Period
                                                           August 27, 2007 (a)
                                                           through
                                                           September 30, 2007
                                                           -------------------
Net asset value, beginning of period                       $      50.00
                                                           ------------
Income from investment operations:
Net investment income (loss) (b)                                   0.14
Net realized and unrealized gain (loss)                            3.29
                                                           ------------
Total from investment operations                                   3.43
                                                           ------------

Net asset value, end of period                             $      53.43
                                                           ============

TOTAL RETURN (c)                                                   6.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                       $      5,343
Ratios to average net assets:
Ratio of total expenses to average net assets                     11.51%(d)
Ratio of net expenses to average net assets                        0.60%(d)
Ratio of net investment income to average net assets               3.22%(d)
Portfolio turnover rate (e)                                           1%


(a)  Inception date.

(b)  Based on average shares outstanding.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)  Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                        Notes to Financial Statements.                   Page 19


--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                               September 30, 2007



                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 20, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Both Funds within the Trust had an inception date of August 27, 2007, with commencement of trading on August 30, 2007.

The Trust currently consists of two funds:
 First Trust DJ STOXX(R) Select Dividend 30 Index Fund-(AMEX ticker "FDD") First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund-(AMEX ticker "FFR")

Each fund represents a separate series of beneficial interest in the Trust (the "Fund" or collectively, the "Funds"). Each Fund's shares are listed and traded on the American Stock Exchange ("AMEX"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (" NAV"), only in large specified blocks consisting of 100,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:


FUND                                                                            INDEX
First Trust DJ STOXX(R) Select Dividend 30 Index Fund                           Dow Jones STOXX(R) Select
Dividend 30 Index First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund    FTSE EPRA/NAREIT Global Real Estate Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


A. Portfolio Valuation

Each Fund's NAV is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than The NASDAQ(R) Stock Market, Inc. ("NASDAQ(R)") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ(R) are valued at the NASDAQ(R) Official Closing Price as determined by NASDAQ(R). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ(R), are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in the prices used by a Fund differing from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                               September 30, 2007



Valuing a Fund's securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Index, which, in turn, could result in a difference between a Fund's performance and the performance of the Index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect the Fund's ability to track the Index.


B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.


C. Dividends and Distribution to Shareholders

Dividends from net investment income of the Funds, if any, are declared and paid quarterly by the First Trust DJ STOXX(R) Select Dividend 30 Index Fund and semi-annually by the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

There were no distributions paid during the period ended September 30, 2007.

As of September 30, 2007, the components of distributable earnings on a tax basis for the Funds were as follows:


                                                                                Accumulated    Net Unrealized
                                                             Undistributed      Capital        Appreciation
                                                             Ordinary Income    Gain (Loss)    (Depreciation)
                                                             ---------------    -----------    --------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund        $         4,004    $       --     $       96,298
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund            39,936        (1,389)           304,519


D. Income Taxes

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes.

In June 2006, Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" - an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of September 30, 2007, management has evaluated the application of FIN 48 to the Funds, and has determined that there is no material impact resulting from the adoption of this interpretation on the Funds' financial statements.

At September 30, 2007, for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the year indicated. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

                                                             Capital Loss
                                                             Available Through
                                                             September 30, 2015
                                                             ------------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund        $           --
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund            1,389

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                               September 30, 2007



In order to present accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. For the period ended September 30, 2007, the adjustments were as follows:

                                                                                Accumulated
                                                               Accumulated      Net Realized
                                                               Net Investment   Gain (Loss)
                                                               Income (Loss)    on Investments
                                                               --------------   --------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund          $        (74)    $          74
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund              323              (323)


E. Expenses

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the average net assets of each Fund. First Trust has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUNDS                                                          LICENSOR
First Trust DJ STOXX(R) Select Dividend 30 Index Fund          STOXX Limited
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund     FTSE International Limited

The license agreements allow for the use by First Trust Advisors L.P. ("First Trust") of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreements. As such, the Funds pay licensing fees, which are shown on the Statements of Operations.

F. Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.


          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust (or the "Advisor") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Management Agreement. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and certain other services necessary for the management of the Funds.

For these services, First Trust will receive annual fees from each Fund equal to 0.40% of such Fund's average daily net assets.

The Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement in which the Advisor has agreed to waive fees and/or reimburse the Funds to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.60% of average daily net assets per year (the "Expense Cap").

Each Fund's Expense Cap will be in effect for at least until August 30, 2009. Expenses borne by the Advisor are subject to reimbursement by the Funds up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap.

For the period ended September 30, 2007, the advisory fee waivers and reimbursements of expenses (in order to maintain the Expense Caps) were as follows:

                                                               Advisory          Expense
                                                               Fee Waivers       Reimbursements
                                                               ----------------  --------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund          $    1,094        $    51,045
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund          1,787             47,068

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                               September 30, 2007



The Bank of New York is the administrator, custodian, fund accountant and transfer agent for each Fund. Effective July 2, 2007, The Bank of New York merged with Mellon Financial Corporation and the combined entity was named The Bank of New York Mellon Corporation.

The Trust, on behalf of the Funds, has entered into an agreement with PFPC, Inc. ("PFPC"), whereby PFPC will provide certain administrative services to the Trust and the Funds in connection with the Board's meetings and other related matters.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, Thomas R. Kadlec is paid $10,000 annually to serve as the Lead Independent Trustee and Niel B. Nielson is paid $5,000 annually to serve as the chairman of the Audit Committee, with such compensation paid by the funds in the First Trust Fund Complex and divided among those funds. Independent Trustees are also reimbursed by the funds in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings.


                      4. PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2007, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

                                                            Purchases   Sales
                                                            ----------  -------

First Trust DJ STOXX(R) Select Dividend 30 Index Fund       $  100,252  $    --
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund     100,727   74,072


For the period ended September 30, 2007, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

                                                            Purchases   Sales
                                                            ----------  -------

First Trust DJ STOXX(R) Select Dividend 30 Index Fund       $2,936,195  $    --
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund   4,902,822       --


Gains on in-kind transactions are not considered taxable for federal income tax purposes.

As of September 30, 2007, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation (depreciation) on investments were as follows:

                                                                            Net Unrealized   Gross          Gross
                                                                            Appreciation     Unrealized     Unrealized
                                                               Cost         (Depreciation)   Appreciation   Depreciation
                                                               ----------   --------------   ------------   ------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund          $3,037,307   $      96,229    $    196,335   $   (100,106)
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund      4,953,647         303,114         342,176        (39,062)


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 100,000 shares. In order to purchase Creation Units of a Fund, an investor must deposit (i) cash in lieu of all or a portion of the Deposit Securities, as defined below, and/or (ii) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make a cash payment referred to as the "Cash Component." Purchasers of Creation Units must pay a creation fee (the "Creation Transaction Fee"), which is currently $4,000 for the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund and $500 for the First Trust DJ STOXX(R) Select Dividend 30 Index Fund, regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                               September 30, 2007



costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay a redemption transaction fee (the "Redemption Transaction Fee"), which is currently $4,000 for the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund and $500 for the First Trust DJ STOXX(R) Select Dividend 30 Index Fund, regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 30, 2009.


                               7. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.


                             8. CONCENTRATION RISK

Each Fund may be concentrated in stocks of companies in an individual industry or sector if the Fund's corresponding index is concentrated in an individual industry or sector. You should be aware that an investment in a portfolio that is concentrated in an individual industry or sector involves additional risk, including limited diversification.

--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


To the Board of Trustees and Shareholders of First Trust
Exchange-Traded Fund II:



We have audited the accompanying statements of assets and liabilities of First Trust Exchange-Traded Fund II, comprising First Trust DJ Stoxx(R) Select Dividend 30 Index Fund and First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund (collectively, the "Funds"), including the portfolios of investments, as of September 30, 2007, and the related statements of operations and changes in net assets and the financial highlights for the period August 27, 2007 (inception) through September 30, 2007. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the Funds' custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust Exchange-Traded Fund II as of September 30, 2007, the results of their operations, changes in their net assets, and the financial highlights for the period August 27, 2007 (inception) through September 30, 2007, in conformity with accounting principles generally accepted in the United States of America.


/s/  Deloitte & Touche LLP


Chicago, Illinois
November 9, 2007

--------------------------------------------------------------------------------
Additional Information (Unaudited)
--------------------------------------------------------------------------------


                       First Trust Exchange-Traded Fund II
                               September 30, 2007



                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2007 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.


                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available (1) by calling
(800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.


                               ADVISORY AGREEMENT

Board Considerations Regarding Approval of First Trust Exchange-Traded Fund II's Advisory Contract

The Board of Trustees of the First Trust Exchange-Traded Fund
II (the "Trust"), including the Independent Trustees, approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") on behalf of the First Trust DJ STOXX(R) Select Dividend 30 Index Fund and the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund (each a "Fund" and collectively, the "Funds") for an initial two-year term at a meeting held on April 16, 2007. The Board of Trustees determined for each Fund that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of trustees have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services to be provided by First Trust (including the relevant personnel responsible for these services and their experience); the proposed advisory fee as compared to fees charged by investment advisers to comparable funds and as compared to fees charged to other First Trust clients; estimated expenses of each Fund as compared to those of comparable funds; the nature of expenses to be incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on First Trust; fall-out benefits to First Trust and First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust with respect to each Fund. The Board also applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement for each Fund, the Board considered the nature, extent and quality of services to be provided under the Agreement, and noted that First Trust's employees provide management services to other investment companies, including other exchange-traded funds ("ETFs"), in the First Trust complex with diligence and care. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Funds. It also considered the efforts expended by First Trust in organizing the Trust and making arrangements for entities to provide services to the Funds. Since each Fund is newly organized, the Board did not consider investment performance of the Funds, but the Board did consider performance of the applicable index for each Fund. The Board concluded it was comfortable that First Trust had the capabilities and resources to oversee the operations of each Fund, including the services to be provided by other service providers.

For each Fund, the Trustees also reviewed information showing the advisory fee and estimated expense ratio of the Fund as compared to those of a peer group. They noted that the peer group for each Fund consisted solely of other ETFs. The Board considered the limitations of each peer group, including the small number of funds. The Board noted the services to be provided by First Trust to each Fund for the annual advisory fee of 0.40% of the Fund's average daily net assets. The Board noted that the proposed advisory fee for each Fund was was lowest in the peer group, but considered that the other funds in the peer group paid unitary fees. The Board also considered that First Trust has agreed to waive fees and/or pay expenses for each Fund to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from

--------------------------------------------------------------------------------
Additional Information (Unaudited)(Continued)
--------------------------------------------------------------------------------


                       First Trust Exchange-Traded Fund II
                               September 30, 2007



exceeding 0.60% of average daily net assets for two years. For each Fund, the Trustees noted that expenses borne by First Trust are proposed to be subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding its expense cap, or if the expense cap is no longer in effect, would result in the Fund exceeding an expense ratio equal to its most recent expense cap. The Board considered the fees charged by First Trust to funds with investment objectives and policies similar to the Funds', noting that those fees generally were similar for other ETFs, but higher for non-ETFs, except non-ETFs for which First Trust served as sub-advisor, for which the annual fee usually was 0.35% of average daily net assets, and the Board noted First Trust's statement that the services provided to these funds may not be comparable to those to be provided to the Funds. In light of the nature, extent and quality of services to be provided to each Fund under the Agreement, and in light of First Trust's agreement to waive fees and/or pay each Fund's expenses for at least two years up to the expense cap, the Board determined that the investment advisory fee for each Fund was fair and reasonable.

Finally, the Board noted First Trust's commitment to attempt to analyze whether economies of scale can be realized as each Fund's assets increase and operations experience is accumulated, and noted that First Trust intended to continue to make investments in infrastructure and personnel. The Board took the costs to be borne by First Trust in connection with its services to be performed under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement to First Trust for each Fund, but had agreed to cap each Fund's expenses for two years. The Board considered that First Trust had identified as a fall-out benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Funds or other funds of the Trust, may have had no dealings with First Trust. The Board also noted that First Trust would not utilize soft dollars in connection with its management of each Fund's portfolio.

After discussion of the Agreement for each Fund, the Board of Trustees, including the Independent Trustees, concluded that First Trust had the capabilities, resources and personnel necessary to manage each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded that it was in the best interests of each Fund to approve the Agreement. No single factor was determinative in the Board's analysis.


                                 PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

Sources of Information

We may collect nonpublic personal information about you from the following sources:

      o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

Information Collected

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

Disclosure of Information

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. The permitted uses include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

--------------------------------------------------------------------------------
Additional Information (Unaudited)(Continued)
--------------------------------------------------------------------------------


                       First Trust Exchange-Traded Fund II
                               September 30, 2007



      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund. Please note, however, that the California Financial Information Privacy Act contains an "opt out" mechanism that California consumers may use to prevent us from sharing nonpublic personal information with affiliates.


Confidentiality and Security

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.


Policy Updates and Inquiries

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however, if we do change it, we will tell you promptly.

For questions about our policy, or for additional copies of this notice, please contact us at (800) 621-1675.

--------------------------------------------------------------------------------
Board of Trustees and Officers (Unaudited)
--------------------------------------------------------------------------------


                       First Trust Exchange-Traded Fund II
                               September 30, 2007



Each Fund's respective statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling (800) 988-5891.


-----------------------------------------------------------------------------------------------------------------------------------
                               Interested Trustee
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                              TERM OF OFFICE                                 THE FIRST TRUST       OTHER
                            POSITION AND      AND YEAR FIRST                                  FUND COMPLEX    TRUSTEESHIPS OR
     NAME, ADDRESS          OFFICES WITH        ELECTED OR        PRINCIPAL OCCUPATION(S)      OVERSEEN BY     DIRECTORSHIPS
   AND DATE OF BIRTH           TRUST            APPOINTED         DURING PAST FIVE YEARS         TRUSTEE      HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1)           President,      o Indefinite term    President, First Trust            57         Trustee of
1001 Warrenville Road       Chairman of                          Advisors L.P. and First                      Wheaton College
Suite 300                   the Board,      o 2006               Trust Portfolios L.P.;
Lisle, IL 60532             Chief                                Chairman of the Board,
DOB: 9/55                   Executive                            BondWave LLC (Software
                            Officer and                          Development Company/
                            Trustee                              Broker-Dealer) and
                                                                 Stonebridge Advisors LLC
                                                                 (Investment Advisor)

-----------------------------------------------------------------------------------------------------------------------------------
                              Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson         Trustee         o Indefinite term    Physician; President,             57         NONE
c/o First Trust Advisors                                         Wheaton Orthopedics;
L.P.                                        o 2006               Co-Owner and Co-Director,
1001 Warrenville Road                                            (January 1996 to May 2007),
Suite 300                                                        Sports Med Center for
Lisle, IL 60532                                                  Fitness; Limited Partner,
DOB: 4/51                                                        Gundersen Real Estate
                                                                 Partnership; Limited
                                                                 Partner, Sportsmed LLC

Thomas R. Kadlec            Trustee         o Indefinite term    Senior Vice President (May        57         NONE
c/o First Trust Advisors                                         2007 to Present), Vice
L.P.                                        o 2006               President and Chief
1001 Warrenville Road                                            Financial Officer (1990 to
Suite 300                                                        May 2007), ADM Investor
Lisle, IL 60532                                                  Services, Inc. (Futures
DOB: 11/57                                                       Commission Merchant); Vice
                                                                 President (May 2005 to
                                                                 Present), ADM Derivatives,
                                                                 Inc.; Registered
                                                                 Representative (2000 to
                                                                 present), Segerdahl &
                                                                 Company, Inc., an NASD
                                                                 member (Broker-Dealer)

Robert F. Keith             Trustee         o Indefinite term    President (2003 to Present),      57         NONE
c/o First Trust Advisors                                         Hibs Enterprises (Financial
L.P.                                        o 2006               and Management Consulting);
1001 Warrenville Road                                            President (2001 to 2003),
Suite 300                                                        Aramark Service Master
Lisle, IL 60532                                                  Management; President and
DOB: 11/58                                                       Chief Operating Officer
                                                                 (1998 to 2003), Service
                                                                 Master Management Services

Niel B. Nielson             Trustee         o Indefinite term    President (June 2002 to           57         Director of
c/o First Trust Advisors                                         Present), Covenant College                   Covenant
L.P.                                        o 2006                                                            Transport Inc.
1001 Warrenville Road
Suite 300
Lisle, IL 60532
DOB: 3/54


--------------------
1 Mr. Bowen is deemed an "interested person" of the Funds due to his position as President of First Trust Advisors L.P., investment advisor of the Funds.

--------------------------------------------------------------------------------
Board of Trustees and Officers (Unaudited) (Continued)
--------------------------------------------------------------------------------



                       FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2007


-----------------------------------------------------------------------------------------------------------------------------------
                                    Officers
-----------------------------------------------------------------------------------------------------------------------------------
                                    POSITION(S)             TERM OF OFFICE
    NAME, ADDRESS, AND               HELD WITH              AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
       DATE OF BIRTH                   FUNDS                 TIME SERVED                   DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley             Treasurer, Controller,      o Indefinite term      Chief Financial Officer, First Trust Advisors
1001 Warrenville Road       Chief Financial Officer                            L.P. and First Trust Portfolios L.P.; Chief
Suite 300                   and Chief Accounting        o 2006                 Financial Officer, BondWave LLC (Software
Lisle, IL 60532             Officer                                            Development Company/Broker-Dealer) and
DOB: 11/57                                                                     Stonebridge Advisors LLC (Investment Advisor)

Kelley Christensen          Vice President              o Indefinite term      Assistant Vice President, First Trust
1001 Warrenville Road                                                          Portfolios L.P. and First Trust Advisors L.P.
Suite 300                                               o 2006
Lisle, IL 60532
DOB: 9/70

James M. Dykas              Assistant Treasurer         o Indefinite term      Senior Vice President (April 2007 to
1001 Warrenville Road                                                          Present), Vice President (January 2005 to
Suite 300                                               o 2006                 April 2007), First Trust Advisors L.P. and
Lisle, IL 60532                                                                First Trust Portfolios L.P.; Executive
DOB: 1/66                                                                      Director (December 2002 to January 2005),
                                                                               Vice President (December 2000 to December
                                                                               2002), Van Kampen Asset Management and Morgan
                                                                               Stanley Investment Management

W. Scott Jardine            Secretary and Chief         o Indefinite term      General Counsel, First Trust Advisors L.P.
1001 Warrenville Road       Compliance Officer                                 and First Trust Portfolios L.P.; Secretary,
Suite 300                                               o 2006                 BondWave LLC (Software Development
Lisle, IL 60532                                                                Company/Broker-Dealer) and Stonebridge
DOB: 5/60                                                                      Advisors LLC (Investment Advisor)

Daniel J. Lindquist         Vice President              o Indefinite term      Senior Vice President (September 2005 to
1001 Warrenville Road                                                          Present), Vice President (April 2004 to
Suite 300                                               o 2006                 September 2005), First Trust Advisors L.P.
Lisle, IL 60532                                                                and First Trust Portfolios L.P.; Chief
DOB: 2/70                                                                      Operating Officer (January 2004 to April
                                                                               2004), Mina Capital Management, LLC; Chief
                                                                               Operating Officer (April 2000 to January
                                                                               2004), Samaritan Asset Management Services,
                                                                               Inc.

Kristi A. Maher             Assistant Secretary         o Indefinite term      Deputy General Counsel (May 2007 to Present),
1001 Warrenville Road                                                          Assistant General Counsel (March 2004 to May
Suite 300                                               o 2006                 2007), First Trust Advisors L.P. and First
Lisle, IL 60532                                                                Trust Portfolios L.P.; Associate (1995-2004),
DOB: 12/66                                                                     Chapman and Cutler LLP

Roger Testin                Vice President              o Indefinite term      Senior Vice President (November 2003 to
1001 Warrenville Road                                                          Present), Vice President (August 2001 to
Suite 300                                               o 2006                 November 2003), First Trust Portfolios L.P.
Lisle, IL 60532                                                                and First Trust Advisors L.P.; Analyst (1998
DOB: 6/66                                                                      to 2001), Dolan Capital Management

Stan Ueland                 Vice President              o Indefinite term      Vice President (August 2005 to Present),
1001 Warrenville Road                                                          First Trust Advisors L.P. and First Trust
Suite 300                                               o  2006                Portfolios L.P; Vice President (May 2004 to
Lisle, IL 60532                                                                August 2005), BondWave LLC (Software
DOB: 11/70                                                                     Development Company/Broker-Dealer); Account
                                                                               Executive (January 2003 to May 2004), Mina
                                                                               Capital Management, LLC and Samaritan Asset
                                                                               Management Services, Inc.; Sales Consultant
                                                                               (January 1997 to January 2003), Oracle Corporation

--------------------------------------------------------------------------------
Risk Considerations (Unaudited)
--------------------------------------------------------------------------------



Risk Considerations

YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT 1-800-621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE PARTICULAR FUND. READ IT CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF FIRST TRUST EXCHANGE-TRADED FUND II.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of its corresponding index for a number of reasons. For example, the Funds incur operating expenses not applicable to their corresponding indexes, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of its corresponding index. In addition, each Fund's portfolio holdings may not exactly replicate the securities included in its corresponding index or the ratios between the securities included in such index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from a Fund's index.

Each Fund relies on a license and related sublicense that permits it to use its corresponding index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund may be concentrated in stocks of companies in an individual industry or sector if the Fund's corresponding index is concentrated in an individual industry or sector. You should be aware that an investment in a portfolio that is concentrated in an individual industry or sector involves additional risk, including limited diversification.

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Funds may invest a relatively high percentage of their assets in a limited number of issuers, the Funds may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which they invest.

Each Fund invests in securities of European companies and, therefore, is subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. Additionally, European corporations and other entities with significant markets or operations in Europe adapting to a single transnational currency, the Euro, may have a material impact on revenues, expenses or income from operations; increase competition due to the increased price transparency of EU markets; affect issuers' currency exchange rate risk and derivatives exposure; disrupt current contracts; cause issuers to increase spending on information technology updates required for the conversion; and result in potential adverse tax consequences. Furthermore, you should be aware that investments in such companies are subject to additional risks associated with possible adverse economic, political and social occurrences in Europe.

--------------------------------------------------------------------------------
Risk Considerations (Unaudited) (Continued)
--------------------------------------------------------------------------------



Furthermore, the First Trust DJ STOXX(R) Select Dividend 30 Index Fund has a significant portion of its investment in securities issued by companies headquartered in the United Kingdom. The Fund may therefore be more susceptible to adverse economic, political or social occurrences in the United Kingdom and may subject the Fund to greater risk than funds that are not significantly invested in issuers headquartered in the United Kingdom.

The First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund invests in securities of Asian companies and, therefore, is subject to certain risks associated with possible adverse economic, political and social occurrences in Asia.

Each Fund's NAV is determined on the basis of the U.S. dollar. You may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

Each Fund may hold securities of certain non-U.S. and non-Canadian companies in the form of Depositary Receipts. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Each Fund invests in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers such as there being less publicly available information about non-U.S. issuers or markets and non-U.S. markets being smaller, less liquid and more volatile than the U.S. market. These risks may be more pronounced to the extent that each Fund invests a significant amount of its assets in companies located in one region.

Each Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies.

The First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund invests in companies that are considered to be "passive foreign investment companies" and could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests.

The First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund invests in companies in the real estate industry, including real estate investment trusts ("REITS") and is subject to the risks associated with investing in real estate such as possible declines in the value of real estate, adverse general and local economic conditions and changes in interest rates and environmental problems.

Additionally, the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund's investment in REITs involves certain other risks related to their structure and focus such as dependency upon management skills, limited diversification and the risks of locating and managing financing for projects.

Furthermore, for the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. The value of the Fund will generally decline when investors anticipate or experience rising interest rates.

The First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund may invest in real estate companies that may be affected by the downturn in the subprime mortgage lending market in the United States. The downturn in the subprime mortgage lending market may have far-reaching consequences into many aspects and geographic regions of the real estate business, and consequently, the value of the Fund may decline in response to such developments.


        NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE

--------------------------------------------------------------------------------


[LOGO OMMITTED]         FIRST TRUST
                        ADVISORS L.P.



FIRST TRUST EXCHANGE-TRADED FUND II


--------------------------------------------------------------------------------


INVESTMENT ADVISOR
First Trust Advisors L.P.
1001 Warrenville Road
Lisle, IL 60532


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York
101 Barclay Street
New York, NY 10286


BOARD ADMINISTRATOR
PFPC, Inc.
301 Bellevue Parkway
Wilmington, DE 19809


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603






Back Cover

                       First Trust Exchange-Traded Fund II
                           PART C - OTHER INFORMATION

ITEM 23.     EXHIBITS

EXHIBIT NO.  DESCRIPTION

       (a)   Declaration of Trust of the Registrant. (1)

       (b)   By-Laws of the Registrant. (1)

       (c) Amended and Restated Establishment and Designation of Series dated July 18, 2007. (5)

       (d)   (1) Investment Management Agreement. (4)

             (2) Expense Reimbursement, Fee Waiver and Recovery Agreement. (4)

       (e)   Distribution Agreement. (4)

       (f)   Not Applicable.

       (g)   Custody Agreement between the Registrant and The Bank of New York.
             (4)

       (h) (1) Transfer Agency Agreement between the Registrant and The Bank of New York. (4)

             (2) Administration and Accounting Agreement between the Registrant and The Bank of New York. (4)

             (3) Form of Subscription Agreement. (4)

             (4) Form of Participant Agreement. (4)

             (5) Sublicense Agreement by and among by and among First Trust DJ
                 STOXX(R) Select Dividend 30 Index Fund, STOXX Limited, and First Trust Advisors L.P. (4)

             (6) Sublicense Agreement by and among First Trust FTSE EPRA/NAREIT
                 Global Real Estate Index Fund, FTSE International Limited, and First Trust Advisors L.P. (4)

             (7) Sublicense Agreement by and among the First Trust
                 Exchange-Traded Fund II, on behalf of its series First Trust Dow Jones Global Select Dividend Index Fund, Dow Jones & Company, Inc., and First Trust Advisors L.P. (5)

             (8) IPV Calculation Agreement by and between First Trust Advisors
                 L.P. and Telekurs (USA) Inc. (4)

             (9) Sub-IPV Calculation Agreement by and among First Trust
                 Exchange-Traded Fund II, on behalf of First Trust DJ STOXX(R) Select Dividend 30 Index Fund, and First Trust Advisors L.P.
                 (5)

            (10) Sub-IPV Calculation Agreement by and among First Trust
                 Exchange-Traded Fund II, on behalf of First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, and First Trust Advisors L.P. (5)

            (11) Sub-IPV Calculation Agreement by and among First Trust
                 Exchange-Traded Fund II, on behalf of Dow Jones Global Select Dividend Index Fund, and First Trust Advisors L.P. (5)

       (i) (1) Opinion and Consent of Chapman and Cutler LLP dated August 30, 2007. (4)

             (2) Opinion and Consent of Bingham McCutchen LLP dated August 30,
                 2007. (4)

             (3) Opinion and Consent of Chapman and Cutler LLP dated November
                 20, 2007. (5)

             (4) Opinion and Consent of Bingham McCutchen LLP dated November 20,
                 2007. (5)

             (5) Opinion and Consent of Chapman and Cutler LLP dated January 28,
                 2008. (6)

       (j)   Consent of Deloitte & Touche LLP. (6)

       (k)   Not Applicable.

       (l)   Not Applicable.

       (m)   (1) 12b-1 Service Plan. (4)

             (2) Letter Agreement regarding 12b-1 fees dated as of May 1, 2007.
                 (4)

             (3) Letter Agreement regarding 12b-1 fees dated as of November 13,
                 2007. (5)

       (n)   Not Applicable.

       (o)   Not Applicable.

       (p) (1) First Trust Advisors L.P. Investment Adviser Code of Ethics, amended on May 31, 2006. (2)

             (2) First Trust Portfolios L.P. Code of Ethics, amended on May 31,
                 2006. (2)

             (3) First Trust Funds Code of Ethics, amended on May 31, 2006. (2)

             (4) First Trust Advisors L.P. Investment Adviser Code of Ethics,
                 amended on January 16, 2008. (6)

             (5) First Trust Portfolios L.P. Code of Ethics, amended on
                 January 16, 2008. (6)

       (q) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute the Registration Statement. (3)

------------------

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on June 21, 2007.

(2) Incorporated by reference to the Registrant's Registrations Statement on Form N-1A (File No. 333-143964) filed on August 23, 2007.

(3) Incorporated by reference to the Registrant's Registrations Statement on Form N-1A (File No. 333-143964) filed on August 24, 2007.

(4) Incorporated by reference to the Registrant's Registrations Statement on Form N-1A (File No. 333-143964) filed on August 30, 2007.

(5) Incorporated by reference to the Registrant's Registrations Statement on Form N-1A (File No. 333-143964) filed on November 20, 2007.

(6)   Filed herewith.


ITEM 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not Applicable.


ITEM 25.     INDEMNIFICATION

         Section 9.5 of the Registrant's Declaration of Trust provides as follows:

         Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

         No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

         The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

         Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

         To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         First Trust Advisors L.P. ("First Trust") serves as investment adviser to the Registrant, serves as adviser or subadviser to 25 mutual funds, 36 exchange-traded funds and 14 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

         The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

         Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

James A. Bowen, Managing Director/President                  Managing Director/President, FTP; Chairman of the Board
                                                             of Directors, BondWave LLC and Stonebridge Advisors LLC

Ronald D. McAlister, Managing Director                       Managing Director, FTP

Mark R. Bradley, Chief Financial Officer and                 Chief Financial Officer and Managing Director, FTP; Chief
Managing Director                                            Financial Officer, BondWave LLC and Stonebridge Advisors LLC

Robert F. Carey, Chief Investment Officer and                Senior Vice President, FTP
Senior Vice President

W. Scott Jardine, General Counsel                            General Counsel, FTP; Secretary of BondWave LLC and
                                                             Stonebridge Advisors LLC




NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

Kristi A. Maher, Deputy General Counsel                      Deputy General Counsel, FTP; Assistant General Counsel, FTP

Michelle Quintos, Assistant General Counsel                  Assistant General Counsel, FTP; Associate, Jones Day,
                                                             2002 to December 2005

John Vasko, Assistant General Counsel                        Senior Counsel, Michaels and May, October 2006 to May
                                                             2007; Assistant General Counsel, ARAMARK Corporation

Pamela Wirt, Assistant General Counsel                       Of Counsel, Vedder, Price, Kaufman and Kammholz, P.C.,
                                                             February 2006 to January 2007; Independent Contractor
                                                             Attorney, SBA Network Services, Inc.

R. Scott Hall, Managing Director                             Managing Director, FTP

Andrew S. Roggensack, Managing Director                      Managing Director, FTP

Elizabeth H. Bull, Senior Vice President                     Senior Vice President, FTP

Christopher L. Dixon, Senior Vice President                  Senior Vice President, FTP

Jane Doyle, Senior Vice President                            Senior Vice President, FTP

James M. Dykas, Senior Vice President                        Senior Vice President, FTP since April 2007; Vice
                                                             President, FTP from January 2005 to April 2007; Executive
                                                             Director, Van Kampen Asset Management and Morgan Stanley
                                                             Investment Management, 1999 to January 2005

Jon C. Erickson, Senior Vice President                       Senior Vice President, FTP

Kenneth N. Hass, Senior Vice President                       Senior Vice President, FTP

Jason T. Henry, Senior Vice President                        Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President                   Senior Vice President, FTP

David G. McGarel, Senior Vice President                      Senior Vice President, FTP

Mitchell Mohr, Senior Vice President                         Senior Vice President, FTP

Robert M. Porcellino, Senior Vice President                  Senior Vice President, FTP




NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

Roger F. Testin, Senior Vice President                       Senior Vice President, FTP

James P. Koeneman, Vice President                            Vice President, FTP

Alan M. Rooney, Vice President                               Senior Vice President, FTP

Ronda L. Saeli, Vice President                               Vice President, FTP

Kirk Sims, Vice President                                    Vice President, FTP

Walter E. Stubbings, Jr., Vice President                     Vice President, FTP

Richard S. Swiatek, Vice President                           Vice President, FTP

Stan Ueland, Vice President                                  Vice President, FTP since August 2005; Vice President
                                                             BondWave LLC, May 2004 to August 2005

Brad Bradley, Assistant Vice President                       Assistant Vice President, FTP

Kelley A. Christensen, Assistant Vice President              Assistant Vice President, FTP

Katie D. Collins, Assistant Vice President                   Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President                 Assistant Vice President, FTP

Lynae Peays, Assistant Vice President                        Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President                     Assistant Vice President, FTP

John H. Sherren, Assistant Vice President                    Assistant Vice President, FTP

Michael S. Stange, Assistant Vice President                  Assistant Vice President, FTP


ITEM 27.     PRINCIPAL UNDERWRITER

         (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded AlphaDEXTM Fund and the First Defined Portfolio Fund LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds, and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

         (b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

The Charger Corporation                    General Partner                       None

Grace Partners of DuPage L.P.              Limited Partner                       None

James A. Bowen                             Managing Director/President           President, Chairman of the Board,
                                                                                 Trustee, Chief Executive Officer

Mark R. Bradley                            Chief Financial Officer; Managing     Treasurer, Chief Financial Officer
                                           Director                              and Chief Accounting Officer

Robert W. Bredemeier                       Managing Director                     None

Frank L. Fichera                           Managing Director                     None

Russell J. Graham                          Managing Director                     None

R. Scott Hall                              Managing Director                     None

W. Scott Jardine                           General Counsel                       Chief Compliance Officer
                                                                                 and Secretary

Kristi A. Maher                            Deputy General Counsel                Assistant Secretary

Michelle Quintos                           Assistant General Counsel             None

John Vasko                                 Assistant General Counsel             None

Pamela Wirt                                Assistant General Counsel             None

Ronald D. McAlister                        Managing Director                     None

Richard A. Olson                           Managing Director                     None

Andrew S. Roggensack                       Managing Director                     None

Elizabeth H. Bull                          Senior Vice President                 None

Robert F. Carey                            Senior Vice President                 None

Patricia L. Costello                       Senior Vice President                 None

Christopher L. Dixon                       Senior Vice President                 None

Jane Doyle                                 Senior Vice President                 None

James M. Dykas                             Senior Vice President                 Assistant Treasurer




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Jon C. Erickson                            Senior Vice President                 None

Kenneth N. Hass                            Senior Vice President                 None

Thomas V. Hendricks                        Senior Vice President                 None

Jason T. Henry                             Senior Vice President                 None

Christian D. Jeppesen                      Senior Vice President                 None

Christopher A. Lagioia                     Senior Vice President                 None

Daniel J. Lindquist                        Senior Vice President                 Vice President

David G. McGarel                           Senior Vice President                 None

Mark R. McHenney                           Senior Vice President                 None

Mitchell Mohr                              Senior Vice President                 None

Paul E. Nelson                             Senior Vice President                 None

Steve R. Nelson                            Senior Vice President                 None

Robert M. Porcellino                       Senior Vice President                 None

Steven R. Ritter                           Senior Vice President                 None

Alan Rooney                                Senior Vice President                 None

Francine Russell                           Senior Vice President                 None

Brad A. Shaffer                            Senior Vice President                 None

Brian Sheehan                              Senior Vice President                 None

James J. Simpson                           Senior Vice President                 None

Andrew C. Subramanian                      Senior Vice President                 None

Mark P. Sullivan                           Senior Vice President                 None

Roger F. Testin                            Senior Vice President                 Vice President

Chadwick K. Thorson                        Senior Vice President                 None

Gregory E. Wearsch                         Senior Vice President                 None

Patrick Woelfel                            Senior Vice President                 None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Dan Affetto                                Vice President                        None

Lance Allen                                Vice President                        None

Eric Anderson                              Vice President                        None

Carlos Barbosa                             Vice President                        None

Michael Bean                               Vice President                        None

Rob Biddinger                              Vice President                        None

Mike Britt                                 Vice President                        None

Nathan S. Cassel                           Vice President                        None

Robert E. Christensen                      Vice President                        None

Will Cobb                                  Vice President                        None

Joshua Crosley                             Vice President                        None

Michael Dawson                             Vice President                        None

Michael Durr                               Vice President                        None

Albert K. Davis                            Vice President                        None

Daren J. Davis                             Vice President                        None

Sean Degnan                                Vice President                        None

Robert T. Doak                             Vice President                        None

Joel D. Donley                             Vice President                        None

Brett Egner                                Vice President                        None

Mike Flaherty                              Vice President                        None

Wendy Flaherty                             Vice President                        None

Edward Foley                               Vice President                        None

Don Fuller                                 Vice President                        None

John Gillis                                Vice President                        None

Patrick Good                               Vice President                        None

Matt D. Graham                             Vice President                        None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Matt Griffin                               Vice President                        None

William M. Hannold                         Vice President                        None

Mary Jane Hansen                           Vice President                        None

Vance Hicks                                Vice President                        None

Rick Johnson                               Vice President                        None

Tom Knickerbocker                          Vice President                        None

James P. Koeneman                          Vice President                        None

Thomas E. Kotcher                          Vice President                        None

Daniel Lavin                               Vice President                        None

Michael P. Leyden                          Vice President                        None

Keith L. Litavsky                          Vice President                        None

Stephanie L. Martin                        Vice President                        None

Marty McFadden                             Vice President                        None

Sean Moriarty                              Vice President                        None

John O'Sullivan                            Vice President                        None

David Pagano                               Vice President                        None

Brian K. Penney                            Vice President                        None

Blair R. Peterson                          Vice President                        None

Jason Peterson                             Vice President                        None

Tom Powell                                 Vice President                        None

Marisa Prestigiacomo                       Vice President                        None

Craig Prichard                             Vice President                        None

David A. Rieger                            Vice President                        None

Michael Rogers                             Vice President                        None

Paul Rowe                                  Vice President                        None

James Rowlette                             Vice President                        None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Ronda L. Saeli                             Vice President                        None

Jeffrey M. Samuel                          Vice President                        None

Peter H. Sandford                          Vice President                        None

Timothy Schival                            Vice President                        None

Stacy Shearer                              Vice President                        None

Nim Short                                  Vice President                        None

Kirk Sims                                  Vice President                        None

Edward J. Sistowicz                        Vice President                        None

Jonathan L. Steiner                        Vice President                        None

Eric Stoiber                               Vice President                        None

Walter E. Stubbings, Jr.                   Vice President                        None

Terry Swagerty                             Vice President                        None

Richard S. Swiatek                         Vice President                        None

Brian Taylor                               Vice President                        None

John Taylor                                Vice President                        None

Kerry Tazakine                             Vice President                        None

Timothy Trudo                              Vice President                        None

Stanley Ueland                             Vice President                        Assistant Vice President

Bryan Ulmer                                Vice President                        None

Barbara E. Vinson                          Vice President                        None

Dan Waldron                                Vice President                        None

Christopher Walsh                          Vice President                        None

Jeff Westergaard                           Vice President                        None

Lewin M. Williams                          Vice President                        None

Jeffrey S. Barnum                          Assistant Vice President              None

Owen Birts III                             Assistant Vice President              None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Toby A. Bohl                               Assistant Vice President              None

Brad Bradley                               Assistant Vice President              None

Kelley A. Christensen                      Assistant Vice President              Vice President

Katie D. Collins                           Assistant Vice President              None

Michael DeBella                            Assistant Vice President              None

Ann Marie Giudice                          Assistant Vice President              None

Debbie Del Giudice                         Assistant Vice President              None

Chris Fallow                               Assistant Vice President              None

Anita K. Henderson                         Assistant Vice President              None

James V. Huber                             Assistant Vice President              None

Kristen Johanneson                         Assistant Vice President              None

Daniel C. Keller                           Assistant Vice President              None

Robert J. Madeja                           Assistant Vice President              None

David M. McCammond-Watts                   Assistant Vice President              None

Michelle Parker                            Assistant Vice President              None

Lynae Peays                                Assistant Vice President              None

Debra K. Scherbring                        Assistant Vice President              None

Steve Schwarting                           Assistant Vice President              None

Omar Sepulveda                             Assistant Vice President              None

John H. Sherren                            Assistant Vice President              None

Michael S. Stange                          Assistant Vice President              None

Lee Sussman                                Assistant Vice President              None

Christopher J. Thill                       Assistant Vice President              None

Dave Tweeten                               Assistant Vice President              None

Thomas G. Wisnowski                        Assistant Vice President              None

* All addresses are
1001 Warrenville Road,
Lisle, IL 60532
unless otherwise noted.

         (c)    Not Applicable.


ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS

         First Trust Advisors L.P. ("First Trust"), 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

         The Bank of New York ("BONY"), 101 Barclay Street, New York, New York 10286, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

         BONY also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.


ITEM 29.     MANAGEMENT SERVICES

         Not Applicable.


ITEM 30.     UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lisle, in the State of Illinois, on the 28th day of January, 2008

                                      FIRST TRUST EXCHANGE-TRADED FUND II



                                      By:  /s/ James A. Bowen
                                           ----------------------------------
                                           James A. Bowen, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                        TITLE                         DATE
                                 Treasurer, Controller and     January 28, 2008
/s/ Mark R. Bradley              Chief Financial and
-------------------------------  Accounting Officer
Mark R. Bradley


/s/ James A. Bowen               President, Chief Executive    January 28, 2008
-------------------------------  Officer, Chairman and Trustee
James A. Bowen
                                         )
*/s/ Richard E. Erickson                 )
-------------------------------  Trustee )
Richard E. Erickson                      )
                                         )
*/s/ Thomas R. Kadlec                    )
-------------------------------  Trustee )
Thomas R. Kadlec                         )
                                         )           By: /s/ James A. Bowen
*/s/ Robert F. Keith                     )               ---------------------
-------------------------------  Trustee )               James A. Bowen
Robert F. Keith                          )               Attorney-In-Fact
                                         )               January 28, 2008
*/s/ Niel B. Nielson                     )
-------------------------------  Trustee )
Niel B. Nielson                          )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and filed and are incorporated by reference herein.

                                INDEX TO EXHIBITS

(i)(5) Opinion and Consent of Chapman and Cutler LLP.

(j)    Consent of Deloitte & Touche LLP.

(p)(4) First Trust Advisors L.P. Investment Adviser Code of Ethics.

(p)(5) First Trust Portfolios L.P. Code of Ethics.